UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104512
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 43	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 965	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2022

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2022 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America Elite Venue Annuity®
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2022.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.

Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	If the Contract Owner withdraws money from the contract within 4 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 4 years.

For example, for a contract with a $100,000 investment, a withdrawal taken during the CDSC period could result in a CDSC of up to $7,000.
Transaction Charges	Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege).
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	1.75% [1]	1.75% [1]
	Investment options (underlying mutual fund fees and expenses)	0.40% [2]	2.07% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% [3]	1.20% [3]
[1] As a percentage of Variable Account value.
[2] As a percentage of underlying mutual fund assets.
[3] As a percentage of Variable Account value or Current Income Benefit Base, depending on the optional benefit(s) elected.
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.
	Lowest Annual Cost Estimate: $1,953.48	Highest Annual Cost Estimate: $5,238.25
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and underlying mutual fund fees and expenses
• No CDSC
• No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).

RISKS
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 4 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option (including the Fixed Account and Guaranteed Term Options) has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account and Guaranteed Term Options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
• Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).
• Allocations to the Guaranteed Term Options that are transferred to another investment option prior to maturity are subject to a market value adjustment (see Guaranteed Term Options).
• Allocations to the Guaranteed Term Options may not be transferred to another available investment option during the Capital Preservation Plus program period (see Capital Preservation Plus Option).
Optional Benefits	• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
• For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.
• For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.
• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.
• For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.
See Benefits Under the Contract.

TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Contract in General).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Contract in General).

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, a Fixed Account, which offers a fixed rate of return, and Guaranteed Term Options, which offer an enhanced rate of return subject to a market value adjustment. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, the Fixed Account and/or the Guaranteed Term Options. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After Annuitization, withdrawals other than annuity payments are not permitted.
Loans from the Contract. For contracts issued as Tax Sheltered Annuities, Contract Owners can request a loan of a portion of their Contract Value at any time after the free look period and prior to annuitization, subject to certain restrictions. A Loan Processing Fee is assessed at the time each new loan is processed, and a loan interest charge also applies.
Purchase Payment Credits. The contract offers Purchase Payment Credits, which are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Death Benefit. During the accumulation phase, the contract contains a standard death benefit (the greater of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge.
Optional Death Benefits. Several death benefit options are available for an additional charge, which may provide a greater death benefit than the standard death benefit. Those options are:
•	One-Month Enhanced Death Benefit II Option
•	One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option)
•	Combination Enhanced Death Benefit II Option
•	Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option)
Spousal Protection Annuity Option. The contract offers a Spousal Protection Annuity Option for an additional charge, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
Beneficiary Protector Option. The contract offers a Beneficiary Protector II Option for an additional charge, which may be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds.
Capital Preservation Plus Option. The contract offers a Capital Preservation Plus Option for an additional charge, which provides a principal guarantee.
Living Benefit Options. Several living benefit options are available for an additional charge, which provide a guaranteed lifetime income stream for the Contract Owner and, if elected, the Contract Owner’s spouse. Those options are:
•	Capital Preservation Plus Lifetime Income Option
•	5% Nationwide Lifetime Income Rider (only available in NY)
•	7% Nationwide Lifetime Income Rider (not available in NY)
•	10% Nationwide Lifetime Income Rider
•	Joint Option for the 5% Nationwide Lifetime Income Rider (only available in NY)
•	Joint Option for the 7% Nationwide Lifetime Income Rider (not available in NY)
•	Joint Option for the 10% Nationwide Lifetime Income Rider (not available in NY)
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix B: Contract Types and Tax Information).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•	Asset Rebalancing
•	Dollar Cost Averaging
•	Enhanced Fixed Account Dollar Cost Averaging
•	Dollar Cost Averaging for Living Benefits
•	Fixed Account Interest Out Dollar Cost Averaging

•	Systematic Withdrawals
•	Custom Portfolio Asset Rebalancing Service
•	Static Asset Allocation Model

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected.
The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. Certain states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Loan Processing Fee	$25 [1]

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [2]
Base Contract Expenses[3] (assessed as an annualized percentage of the Daily Net Assets)	1.75%
Optional Benefit Expenses[4]
Optional Death Benefits[5] (assessed as an annualized percentage of Daily Net Assets)
One-Month Enhanced Death Benefit II Option Charge	0.20% [6]
One-Month Enhanced Death Benefit Option Charge (available until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.20%
Combination Enhanced Death Benefit II Option Charge	0.35% [7]
Combination Enhanced Death Benefit Option Charge (available until state approval is received for the Combination Enhanced Death Benefit II Option)	0.30% [8]
Maximum Spousal Protection Annuity Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.20% [9]
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.35% [10]
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Lifetime Income Option Charge[11] (assessed as an annualized percentage of Daily Net Assets)	1.00% [12]
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00%.
Capital Preservation Plus Option Charge (assessed as an annualized percentage of Daily Net Assets) (no longer available)	0.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
Living Benefit Options[13] (assessed annually as a percentage of the Current Income Benefit Base14)
Maximum 5% Nationwide Lifetime Income Rider Option Charge (only available in NY)	1.00% [15]
Joint Option for the 5% Nationwide Lifetime Income Rider Option Charge (this is in addition to the charge for the 5% Nationwide Lifetime Income Rider option) (only available in NY)	0.15%
Maximum 7% Nationwide Lifetime Income Rider Option Charge (not available in NY)	1.00% [16]
Joint Option for the 7% Nationwide Lifetime Income Rider Option Charge (this is in addition to the charge for the 7% Nationwide Lifetime Income Rider option) (not available in NY)	0.15%
Maximum 10% Nationwide Lifetime Income Rider Option Charge	1.20% [17]

Annual Contract Expenses
Maximum Joint Option for the 10% Nationwide Lifetime Income Rider Option Charge (this is in addition to the charge for the 10% Nationwide Lifetime Income Rider option) (not available in NY)	0.30% [18]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[3]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administration Charge, as appropriate.
[4]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
[5]	Only one death benefit option may be elected.
[6]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[7]	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[8]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[9]	For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
11
This option is not available if a living benefit is elected.
[12]	For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008, or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Only one living benefit option (and its corresponding joint option) may be elected. This option is not available if the Capital Preservation Plus Lifetime Income Option is elected.
[14]	For information about how the Current Income Benefit Base is calculated, see 5% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 10% Nationwide Lifetime Income Rider.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[17]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[18]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is equal to 0.20% of the Current Income Benefit Base.

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	2.07%
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum annual underlying mutual funds expenses;
•	Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (4.15%).[1]
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (2.07%)	$13,531	$24,295	$31,670	$60,989	*	$19,295	$31,670	$60,989	$6,531	$19,295	$31,670	$60,989
Minimum Annual Underlying Mutual Fund Expenses (0.40%)	$11,778	$19,364	$23,994	$48,256	*	$14,364	$23,994	$48,256	$4,778	$14,364	$23,994	$48,256
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:

•	A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
•	Living benefit options are designed to offer greater payouts the longer that the contract is in force.
•	Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts will be subject to regulatory approval and notice will be provided.
Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit.
Purchase Payment Credit Risk. The contract applies Purchase Payment Credits when certain cumulative purchase payments reach certain aggregate levels. The Purchase Payment Credits increase Contract Value which will increase the total dollar amount of fees that Nationwide collects. Nationwide may make a profit from the additional charges and over time, the benefit of the Purchase Payment Credits could be more than offset by the additional charges assessed to the contract. A contract without credits may cost less.
Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) and interest credited to Fixed Account and Guaranteed Term Option allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-II is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options. If no instruction is received by Nationwide, the Contract Owner will remain invested in the Fixed Account and will receive the renewal rate.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Lifetime Income Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	15% of purchase payments that are still subject to CDSC (which is equal to the purchase payments subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC);
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least four years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Loan Processing Fee and Loan Interest Charge
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states may not allow Nationwide to assess a Loan Processing Fee. The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
Nationwide also assesses a loan interest charge, assessed as a reduction to the credited interest rate. The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
For more detailed information about loans, see Loan Privilege.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant’s 81st birthday. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant’s 86th birthday. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Combination-Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is generally described as the greatest of Contract Value, net purchase payments, highest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, and the interest anniversary value (purchase payments, accumulated at 5%% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday). The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Combination-Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit Option is generally described as the greatest of Contract Value, net purchase payments, highest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, and the interest anniversary value (purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday). The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Spousal Protection Annuity Option
For contracts that elect the Spousal Protection Annuity Option on or after May 1, 2004 (or on or after the date of state approval of the price increase), Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option before May 1, 2004 (or prior to state approval of the price increase), Nationwide will deduct an additional charge equal to an annualized rate of 0.10% of the Daily Net Assets. The charge will be assessed until annuitization. The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Beneficiary Protector II Option
For an additional charge equal to an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the Beneficiary Protector II Option. In addition, allocations to the Fixed Account or the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract. The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is no longer available for election, except that contracts that were issued after January 12, 2009, that also elected the Capital Preservation Plus Option may elect the Capital Preservation Plus Lifetime Income Option. If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%. For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%. The charge will be assessed until annuitization.
The Capital Preservation Plus Lifetime Income Option is a two-phase option, where the first phase provides a "return of principal" guarantee over an elected period of time and the second phase provides the Contract Owner with the ability to take withdrawals from the contract equal to a certain percentage of the benefit base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income.

Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election. For contracts with the Capital Preservation Plus Option, Nationwide will assess an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets. In addition, allocations to the Guaranteed Term Options will be assessed a fee of 0.50%. The charge will be assessed until annuitization. The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the program period, regardless of market performance. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The charge for the 5% Nationwide Lifetime Income Rider will not exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The charge for the 7% Nationwide Lifetime Income Rider will not exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base. Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The charge for the 10% Nationwide Lifetime Income Rider will not exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.

The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The Joint Option is only available in the State of New York.
The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The charge for the Joint Option for the 7% Nationwide Lifetime Income Rider will not exceed 0.15% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The Joint Option is not available in the State of New York.
The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The charge for the Joint Option for the 10% Nationwide Lifetime Income Rider will not exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.
Example:
On a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.10%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.75%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.
Example:
Sub-Account X with charges of 2.10% will have a lower unit value than Sub-Account X with charges of 1.75% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
The Contract in General
Types of Contracts Issued
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwide no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix B: Contract Types and Tax Information.
The contract described in this prospectus is no longer available for purchase.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.
Contestability
Nationwide will not contest the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.

Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contract. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.75% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.

Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.

Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Purchase Payment Credits	Additional credits on aggregate purchase payment amounts	None	• Requires notification to Nationwide of assets outside the contract • Subject to recapture in certain circumstances
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Certain ownership changes and assignments could reduce the death benefit
• Nationwide may limit purchase payments to $1,000,000
• Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	• Assets in the Fixed Account and GTOs are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account or GTOs
• Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	• Transfers are only permitted from the Fixed Account • Only new purchase payments to the contract are eligible for the program • Transfers may not be directed to the Fixed Account or GTOs
Dollar Cost Averaging for Living Benefits (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Only available for contracts that elect a living benefit
• Transfers are only permitted from the Fixed Account
• Only new purchase payments to the contract are eligible for the program
• Only those investment options available with the elected living benefit are eligible for the program
• Once elected, no transfers among or between Sub-Accounts are permitted until the program is completed or terminated
Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)	Automatic transfer of interest earned on Fixed Account allocations	None	• Transfers may not be directed to the Fixed Account or GTOs
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Custom Portfolio Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None	• Only available for contracts that elect a living benefit
• During the program, cannot participate in other asset allocation or asset rebalancing programs
• Allocation limitations exist based on asset allocation models with distinct investment goals
Static Asset Allocation Models (see Contract Owner Services)	Preset asset allocation models with periodic rebalancing	None	• Only available for contracts that elect a living benefit • Availability may be restricted based on the living benefit elected • The entire Contract Value must be allocated to the elected model
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Loans (see Loan Privilege)	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	• Only available to owners of Tax Sheltered Annuities
• Subject to terms of the Tax Sheltered Annuity plan
• Minimum and maximum loan amounts apply
• Loans must be repaid within a specified period
• Loan payments must be made at least quarterly
One-Month Enhanced Death Benefit II Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)	• Annuitant must be 80 or younger at application
• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and assignments could reduce the death benefit
• Nationwide may limit purchase payments to $1,000,000
• Death benefit calculation is adjusted if purchase payments exceed $3,000,000
One-Month Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)	• Limited availability
• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and assignments could reduce the death benefit
• Nationwide may limit purchase payments to $1,000,000
• Death benefit calculation is adjusted if purchase payments exceed $3,000,000

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Combination Enhanced Death Benefit II Option	Enhanced death benefit	0.35% (Daily Net Assets)	0.35% (Daily Net Assets)	• Annuitant must be 75 or younger at application
• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and assignments could reduce the death benefit
• Nationwide may limit purchase payments to $1,000,000
• Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Combination Enhanced Death Benefit Option	Enhanced death benefit	0.30% (Daily Net Assets)	0.30% (Daily Net Assets)	• Limited availability
• Annuitant must be 80 or younger at application
• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and assignments could reduce the death benefit
• Nationwide may limit purchase payments to $1,000,000
• Death benefit calculation is adjusted if purchase payments exceed $3,000,000

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Spousal Protection Annuity Option	Second death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)	• Not applicable to Charitable Remainder Trusts
• Must be elected at application
• Election is irrevocable
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties or assignments are made
Beneficiary Protector II Option	Payment of an amount that could be used to pay taxes assessed on death benefit proceeds	0.35% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	0.35% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	• Must be elected at application • Election is irrevocable • Annuitant must be 75 or younger at application

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Capital Preservation Plus Lifetime Income Option	Principal protection and guaranteed lifetime income stream	1.00% (Daily Net Assets and GTO guaranteed rate of return)	0.75% (Daily Net Assets and GTO guaranteed rate of return)	• Limited availability
• May not be elected if another living benefit is elected
• Restrictions on termination apply
• Not available for beneficially owned contracts
• Investment restrictions apply
• Not available if a loan is outstanding
• No new loans are permitted
• Additional purchase payments are not permitted during the program period
• Enhanced Fixed Account Dollar Cost Averaging is not available
• Surrenders cannot be taken exclusively from the GTO during the program period
• Transfers to and from the GTO are not permitted during the program period
• Current charge could change
• Determining life must be 35 or older at the time of election
• Determining life cannot be changed
Capital Preservation Plus Option	Principal protection	0.50% (Daily Net Assets and GTO guaranteed rate of return)	0.50% (Daily Net Assets and GTO guaranteed rate of return)	• Limited availability
• Must be elected at application
• Investment restrictions apply
• Not available if a loan is outstanding
• No new loans are permitted
• Additional purchase payments are not permitted during the program period
• Enhanced Fixed Account Dollar Cost Averaging is not available
• Surrenders cannot be taken exclusively from the GTO
• Transfers to and from the GTO are not permitted during the program period
• Restrictions on termination apply
5% Nationwide Lifetime Income Rider	Guaranteed lifetime income stream	1.00% (Current Income Benefit Base)	0.85% (Current Income Benefit Base)	• Limited availability
• May not be elected if another living benefit is elected
• Election is irrevocable
• Not available for beneficially owned contracts
• Not available if a loan is outstanding
• Investment limitations
• Current charge could change
• Subsequent purchase payment limitations
• Determining life must be between 45 and 85 at application
• Determining life cannot be changed

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Joint Option for the 5% Nationwide Lifetime Income Rider	Extension of guaranteed lifetime income stream for spouse	0.15% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)	• Limited availability
• Only available if the 5% Nationwide Lifetime Income Rider option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned contracts
• Not available for Charitable Remainder Trusts
• Only available to Contract Owner’s spouse
• Both spouses must be between 45 and 85 at application
• Restrictions exist on the parties named to the contract
7% Nationwide Lifetime Income Rider	Guaranteed lifetime income stream	1.00% (Current Income Benefit Base)	0.95% (Current Income Benefit Base)	• Limited availability
• May not be elected if another living benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned contracts
• Investment limitations
• Current charge could change
• Subsequent purchase payment limitations
• Determining life must be between 45 and 85 at application
• Determining life cannot be changed
Joint Option for the 7% Nationwide Lifetime Income Rider	Extension of guaranteed lifetime income stream for spouse	0.15% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)	• Limited availability
• Only available if the 7% Nationwide Lifetime Income Rider option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned contracts
• Not available for Charitable Remainder Trusts
• Only available to Contract Owner’s spouse
• Both spouses must be between 45 and 85 at application
• Restrictions exist on the parties named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
10% Nationwide Lifetime Income Rider	Guaranteed lifetime income stream	1.20% (Current Income Benefit Base)	1.00% (Current Income Benefit Base)	• May not be elected if another living benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned contracts
• Investment limitations
• Current charge could change
• Subsequent purchase payment limitations
• Determining life must be between 45 and 85 at application
• Determining life cannot be changed
Joint Option for the 10% Nationwide Lifetime Income Rider	Extension of guaranteed lifetime income stream for spouse	0.30% (Current Income Benefit Base)	0.20% (Current Income Benefit Base)	• Limited availability
• Only available if the 10% Nationwide Lifetime Income Rider option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned contracts
• Not available for Charitable Remainder Trusts
• Only available to Contract Owner’s spouse
• Both spouses must be between 45 and 85 at application
• Restrictions exist on the parties named to the contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
Example:
On March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract
While there is no specific charge associated with PPCs, the benefit of PPCs may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
Example:
For an example of how the Standard Death Benefit (One-Year Enhanced Death Benefit) is calculated, see Appendix C: Standard Death Benefit (One-Year Enhanced Death Benefit) Example
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the Standard Death Benefit (One-Year Enhanced Death Benefit). On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments = $4,000,000, and A = $4,300,000. Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms. P’s contract is determined as follows:
(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
Example:
For an example of how the One-Month Enhanced Death Benefit II Option is calculated, see Appendix D: One-Month Enhanced Death Benefit II Option Example.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.

The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the One-Month Enhanced Death Benefit II Option. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments = $4,000,000, and A = $4,300,000. Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms. P’s contract is determined as follows:
(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
Example:
For an example of how the One-Month Enhanced Death Benefit Option is calculated, see Appendix E: One-Month Enhanced Death Benefit Option Example.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:

		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the One-Month Enhanced Death Benefit Option. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments = $4,000,000, and A = $4,300,000. Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms. P’s contract is determined as follows:
(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
Example:
For an example of how the Combination Enhanced Death Benefit II Option is calculated, see Appendix F: Combination Enhanced Death Benefit II Option Example.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.

The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the Combination Enhanced Death Benefit II Option. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments = $4,000,000, and A = $4,300,000. Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms. P’s contract is determined as follows:
(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
Example:
For an example of how the Combination Enhanced Death Benefit Option is calculated, see Appendix G: Combination Enhanced Death Benefit Option Example.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the Combination Enhanced Death Benefit Option. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments = $4,000,000, and A = $4,300,000. Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms. P’s contract is determined as follows:
(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.

Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.
Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Annuity Option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
The Annuitant was age 56 when he purchased the Contract, so his Earnings Percentage will be 40%. On the date of the Annuitant’s death, the Contract Value = $75,000 and the total purchase payments (adjusted for withdrawals) = $68,000. The amount of the benefit would be calculated as follows: 40% x ($75,000-$68,000), which equals $2,800.
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.

Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
Continuing on from the previous example, after the death benefit and the first benefit under the Beneficiary Protector II Option were applied, the Contract Value = $77,800. The Co-Annuitant was age 72 when the first Annuitant died so the Earnings Percentage for the second benefit will be 25%. Two years after the credit for the first benefit, the Co-Annuitant made a subsequent purchase payment of $5,000. Four years later, the Co-Annuitant passed away. On the date of her death, the Contract Value = $86,000 and the total purchase payments (adjusted for withdrawals) = $73,000. The amount of the benefit would be calculated as follows: 25% x ($86,000-$77,800-$5,000), which equals $800.
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase.

Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms, as described below.
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if a Nationwide Lifetime Income Rider is elected. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).

Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Example:
Ms. D elected the CPPLI Option and elected a 10-year program period for the preservation phase. Nationwide informed her of her investment options and she provided her allocation instructions. At the beginning of the program period, her Contract Value was $50,000. At the end of the program period, Ms. D’s Contract Value was $56,000, so no adjustment was made to her contract. Had her Contract Value been less than $50,000 at the end of the program period, Nationwide would have adjusted the Contract Value to equal $50,000.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option, as described below. During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.

If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Example:
At the end of the 10-year program period, Ms. D elected to enter the withdrawal phase of the CPPLI Option. For an example of how the lifetime withdrawal amount under the CPPLI Option is calculated, see Appendix H: Capital Preservation Plus Lifetime Income Option Example.

Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the remaining immediate withdrawal base. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Example:
Ms. D elected the Capital Preservation Plus Option and elected a 10-year program period. Nationwide informed her of her investment options and she provided her allocation instructions. At the beginning of the program period, her Contract Value was $50,000. At the end of the program period, Ms. D’s Contract Value was $56,000, so no adjustment was made to her contract. Had her Contract Value been less than $50,000 at the end of the program period, Nationwide would have adjusted the Contract Value to equal $50,000.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.

The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.

Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.

Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.

Example:
Mr. J purchased a contract with the 5% Nationwide Lifetime Income Rider at the age of 55. He decides to start taking income at the age of 65. The 5% Nationwide Lifetime Income Rider will pay Mr. J lifetime income based on the Lifetime Withdrawal Percentage applied to the Current Income Benefit Base. Assume Mr. J’s Current Income Benefit Base is equal to the 5% roll-up amount. If Mr. J’s Lifetime Withdrawal Percentage was 5% and his 5% roll-up amount was $150,000, then his lifetime income would be $7,500 ($150,000 x 5%) annually.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.

Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.

Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix B: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Once elected, the 7% Nationwide L.inc Rider is irrevocable. Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus

(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.

Example:
Mr. J purchased a contract with the 7% Nationwide Lifetime Income Rider at the age of 55. He decides to start taking income at the age of 65. The 7% Nationwide Lifetime Income Rider will pay Mr. J lifetime income based on the Lifetime Withdrawal Percentage applied to the Current Income Benefit Base. Assume Mr. J’s Current Income Benefit Base is equal to the 7% roll-up amount. If Mr. J’s Lifetime Withdrawal Percentage was 5% and his 7% roll-up amount was $170,000, then his lifetime income would be $8,500 ($170,000 x 5%) annually.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment

Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix B: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.

For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.

Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.

Example:
Mr. J purchased a contract with the 10% Nationwide Lifetime Income Rider at the age of 55. He decides to start taking income at the age of 65. The 10% Nationwide Lifetime Income Rider will pay Mr. J lifetime income based on the Lifetime Withdrawal Percentage applied to the Current Income Benefit Base. Assume Mr. J’s Current Income Benefit Base is equal to the 10% roll-up amount. If Mr. J’s Lifetime Withdrawal Percentage was 5% and his 10% roll-up amount was $200,000, then his lifetime income would be $10,000 ($200,000 x 5%) annually.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal

Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.

For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix B: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
Example:
At the time of application, Ms. J purchased the Joint Option for the 5% Nationwide Lifetime Income Rider. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix B: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.

Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
Example:
At the time of application, Ms. J purchased the Joint Option for the 7% Nationwide Lifetime Income Rider. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix B: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.

Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
Example:
At the time of application, Ms. J purchased the Joint Option for the 10% Nationwide Lifetime Income Rider. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix B: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.

Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.

If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.
Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of the contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitants death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Co-Annuitant
Prior to the Annuitization Date, a Co-Annuitant is entitled to receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met. A Co-Annuitant, if named, must be named at the time of application and must be the Annuitant’s spouse.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
After the Annuitization Date, the Co-Annuitant has no interest in the contract.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);

•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit and the 5% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 10% Nationwide Lifetime Income Rider.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix B: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:

•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.

Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Fixed Account and/or Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.75% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Transfer Restrictions).
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period. Any limit on the amount that can be transferred from the Fixed Account will be communicated to impacted Contract Owners at the end of the Fixed Account interest rate guarantee period. Any such limitations will substantially extend the amount of time it takes to transfer the entire Fixed Account allocation to another investment option.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.

Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year. See Annuitizing the Contract.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix B: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.

Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	standard contract charges
•	charges for optional benefits elected by the Contract Owner
•	underlying mutual fund charges
•	investment performance of the Sub-Accounts
•	interest credited to Fixed Account allocations
•	amounts credited to GTO allocations
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest

The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.

Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time.
Example:
Ms. T takes a loan from her contract of $50,000. After default, the first time interest is calculated as follows:
1A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;
6.25% (total interest rate)	x	$50,000 (outstanding principal)	=	$3,125 ($2,000 =collateral interest $1,125 = finance interest)
1B. The amount from 1A representing collateral interest is added to the outstanding principal;
$2,000 (collateral interest)	+	$50,000 (outstanding principal)	=	$52,000 (outstanding principal and collateral interest)
1C. The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and
$1,125 (outstanding finance interest)
1D. The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.
$52,000 (outstanding principal and collateral interest)	+	$1,125 (outstanding finance interest)	=	$53,125 (total outstanding principal and interest)
Thereafter, when interest is calculated:
2A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;
6.25% (total interest rate)	x	$52,000 (1A outstanding principal and collateral interest)	=	$3,250 ($2,080 = collateral interest $1,170 = finance interest)
2B. The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

Example:
$2,080 (collateral interest)	+	$52,000 (1A outstanding principal and collateral interest)	=	$54,080 (outstanding principal and collateral interest)
2C. The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest;
6.25% (total interest rate)	x	$1,125 (outstanding finance interest)	=	$70.31 (finance interest)
$70.31 (finance interest)	+	$1,125 (outstanding finance interest)	=	$1,195.31 (outstanding finance interest)
2D. The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;
$1,170 (finance interest)	+	$1,195.31 (outstanding finance interest)	=	$2,365.31 (outstanding finance interest)
2E. The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.
$54,080 (total outstanding principal and collateral interest)	+	$2,365.31 (outstanding finance interest)	=	$56,445.31 (total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal				$50,000
Outstanding Collateral Interest				$40,047
Outstanding Finance Interest				$34,091
Total Outstanding Principal and Interest				$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
or to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to Sub-Account M and $500 to Sub-Account L.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Ms. S, who has elected a living benefit, elects to participate in Dollar Cost Averaging for Living Benefits and has allocated new purchase payments of $22,000 to the Fixed Account. She would like the Dollar Cost Averaging for Living Benefits transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-Account M, both of which are permitted Sub-Accounts in the living benefit that Ms. S elected. Each month, Nationwide will automatically transfer $2,000 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Mr. V elects to participate in Fixed Account Interest Out Dollar Cost Averaging and has allocated new purchase payments of $25,000 to the Fixed Account. He would like the Fixed Account Interest Out Dollar Cost Averaging transfers to be allocated as follows: 50% to Sub-Account L and 50% to Sub-Account M. Each month, Nationwide will automatically transfer the interest credited to the Fixed Account allocations to Sub-Account M and Sub-Account L on a 50%/50% basis.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter, Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-Account, and will mail her a check or wire the funds to the financial institution of her choice.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to the allocation requirements of the selected model. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. On the administrative form, the Contract Owner selects their model and then selects the Sub-Accounts and allocation percentages in accordance with the allocation requirements for each asset class. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Nationwide considers several criteria when assigning or modifying the Sub-Account availability and allocation requirements for each model within Custom Portfolio. Those criteria include some, or all, of the following: investment objectives, investment process, risk characteristics and expected fund volatility, investment capabilities, investment consistency, fund expenses, asset class coverage, and the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy. Nationwide also considers the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm.
Nationwide evaluates current market conditions and product pricing when determining the allocation percentages for each model and asset class. The specific Sub-Accounts and allocation percentages for each model and asset class are identified in Appendix A: Underlying Mutual Funds Available Under the Contract.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. This prospectus only discloses the current Sub-Accounts available in each asset class and the current allocation percentages for each asset class and model.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.

Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the Capital Preservation Plus Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Example:
Ms. V elected a living benefit that permits the use of Custom Portfolio Asset Rebalancing Service and elects to enroll in the service. At the time of enrollment, Ms. V elects to participate in the Moderate portfolio. She then selects the Sub-Accounts from the list of Sub-Accounts available in the Moderate portfolio, and the allocation percentages. Each quarter, Nationwide will automatically rebalance Ms. V’s Contract Value by transferring Contract Value among the elected Sub-Accounts so that her allocation percentages remain intact.
Static Asset Allocation Models
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - NVIT American Funds Asset Allocation Fund, 33% NVIT - NVIT American Funds Bond Fund, and 34% NVIT - NVIT American Funds Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the Sub-Accounts investing in the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds Available Under the Contract.
Example:
Mr. Y, who elected a living benefit, elects a Static Asset Allocation Model, the XYZ Option (33% Sub-Account X, 33% Sub-Account Y, and 34% Sub-Account Z). As a result, Mr. Y’s entire Contract Value will be allocated as follows: 33% Sub-Account X, 33% Sub-Account Y, and 34% Sub-Account Z. Each quarter, Nationwide will automatically rebalance Mr. Y’s Contract Value by transferring Contract Value among the Sub-Accounts so that the selected Static Asset Allocation Model percentages remain intact.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and

•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix B: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.

Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.

Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:

•	statements showing the contract's quarterly activity; and
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000024498NW/index.php?ctype=product_sai.

Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000024498NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: AllianceBernstein L.P.	0.84%*	27.83%	12.57%	13.38%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.15%	10.85%	4.97%	5.43%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	35.60%	9.87%	12.84%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Investment Sub-Advisor: Allspring Global Investments, LLC	1.17%	7.64%	22.00%	16.22%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.71%	6.26%	5.01%	2.81%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: American Century Investment Management, Inc.	0.95%	23.34%	13.68%	13.41%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.90%*	23.01%	9.25%	12.67%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.88%*	24.28%	9.39%	11.89%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.09%*	4.62%	12.95%	8.43%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.48%*	-0.62%	3.29%	2.28%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	27.51%	12.21%	13.55%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.81%*	5.25%	6.11%	6.49%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.78%*	-1.66%	3.60%	3.30%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC	0.91%*	20.29%	11.36%	11.56%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.00%*	6.41%	9.71%	7.67%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	1.05%*	25.56%	9.49%	12.25%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	26.14%	11.77%	13.88%
Equity	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	1.07%	16.16%	11.11%	13.28%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.91%*	4.78%	5.75%	6.32%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, Inc.	1.05%	34.01%	9.21%	11.78%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	3.62%	3.18%	3.52%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: Federated Global Investment Management Corp. Sub-Advisor: Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania	1.21%	18.25%	8.97%	8.05%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Federated Investment Management Company	0.99%*	-1.66%	3.57%	3.43%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.16%	-2.41%	14.70%	8.17%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR)	0.67%	5.59%	8.17%	7.39%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR)	0.75%	9.26%	10.41%	8.98%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR)	0.82%	12.07%	12.47%	10.80%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	17.99%	14.69%	12.37%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	27.51%	19.86%	16.34%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.90%	54.82%	-3.54%	0.01%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	24.60%	11.67%	12.25%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	25.63%	13.16%	13.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	22.90%	25.97%	19.40%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	-0.89%	4.07%	3.28%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	25.30%	13.32%	13.00%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	19.38%	14.15%	10.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	38.64%	9.05%	10.13%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	33.34%	13.66%	13.46%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Advisers, Inc.	0.82%*	11.68%	8.63%	8.95%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	16.75%	7.44%	7.37%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Franklin Mutual Advisers, LLC	0.91%	25.36%	9.94%	12.12%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014 Investment Advisor: Templeton Asset Management, Ltd.	1.44%	-5.73%	10.59%	4.84%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014 Investment Advisor: Templeton Investment Counsel, LLC	1.11%*	4.15%	2.71%	4.00%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.76%*	-4.99%	-0.94%	1.12%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.25%*	4.83%	3.60%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.94%*	16.17%	7.93%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020 Investment Advisor: Invesco Advisers, Inc.	1.08%	18.79%	22.75%	17.53%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	15.17%	17.87%	13.95%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Advisor: Invesco Advisers, Inc.	1.12%*	-3.56%	2.14%	2.90%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Advisor: Invesco Advisers, Inc.	1.18%	22.86%	11.14%	10.52%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.09%	22.26%	13.45%	14.39%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.87%*	10.44%	11.36%	8.01%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.95%	6.06%	5.47%	6.60%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%*	16.35%	24.84%	17.04%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	16.90%	14.10%	11.53%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	-1.11%	3.98%	3.42%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014 Investment Advisor: Janus Henderson Investors US LLC	1.02%	22.60%	25.26%	19.99%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	17.74%	30.31%	22.95%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Janus Henderson Investors US LLC	1.12%	13.28%	13.07%	5.98%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-0.23%	3.61%	3.32%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	1.57%	21.00%	15.86%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	25.15%	11.97%	13.13%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	8.99%	13.94%	9.72%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	10.27%	13.78%	12.15%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015 Investment Advisor: Massachusetts Financial Services Company	1.02%*	25.65%	22.52%	17.28%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.20%*	11.26%	11.90%	8.10%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	30.60%	12.14%	13.30%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009 Investment Advisor: Morgan Stanley Investment Management Inc.	0.92%*	-0.53%	4.42%	4.28%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited	1.15%*	-1.96%	3.76%	3.82%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.12%*	14.00%	8.29%	8.99%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	0.82%*	-0.14%	34.24%	23.94%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	-1.41%	15.61%	10.69%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	1.07%*	-4.93%	19.86%	15.73%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	14.70%	11.29%	10.90%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	-0.71%	3.82%	2.86%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.21%*	16.00%	19.23%	15.19%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.00%*	21.53%	24.94%	19.24%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	23.64%	15.94%	14.97%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Amundi Asset Management, US	0.83%	5.23%	4.41%	4.20%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	1.04%	21.57%	15.66%	14.45%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	1.05%*	19.99%	11.39%	12.62%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	4.42%	8.30%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.12%*	20.09%	12.37%	11.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	10.99%	8.24%	7.55%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	15.75%	10.53%	9.68%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	4.38%	5.18%	4.53%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	10.07%	7.03%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	15.41%	9.37%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.98%*	13.46%	9.45%	8.67%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.06%*	18.05%	11.59%	10.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	9.02%	7.29%	6.63%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Insight North America LLC	0.73%*	-0.80%	4.02%	3.34%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.86%*	29.91%	21.48%	17.51%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	1.07%*	34.32%	11.11%	12.72%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	1.02%	34.35%	11.04%	12.64%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.87%*	26.75%	15.06%	14.19%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Columbia Management Investment Advisers, LLC	1.03%*	10.39%	6.20%	5.64%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	1.14%*	10.28%	5.98%	5.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.84%	-1.24%	3.46%	3.11%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	0.85%*	-0.44%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	-7.51%	8.31%	4.04%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.92%*	4.96%	5.74%	6.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.49%	0.00%	0.76%	0.38%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.38%*	12.39%	9.27%	7.39%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.78%*	10.34%	8.89%	7.37%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	8.24%	7.63%	7.11%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	12.16%	10.02%	9.32%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%	2.75%	4.50%	4.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.82%*	7.57%	6.46%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.85%*	12.01%	8.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	6.70%	6.68%	6.20%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.73%*	-2.05%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.75%*	21.86%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	1.06%*	39.87%	24.32%	18.30%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.97%	12.70%	9.94%
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.97%	22.45%	13.63%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.40%	24.25%	12.62%	13.76%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	24.01%	8.46%	12.21%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.34%*	10.04%	19.08%	15.81%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.31%*	31.57%	8.11%	12.07%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.31%*	30.50%	14.58%	14.48%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.84%	26.42%	16.82%	15.87%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	1.18%*	46.32%	12.88%	10.96%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.49%*	28.09%	17.89%	15.97%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.79%	-0.58%	1.73%	1.48%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.60%*	14.20%	11.50%	12.78%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.10%*	12.72%	19.41%	15.05%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.83%	0.74%	1.95%	1.69%
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	23.47%	15.71%	14.35%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.33%*	16.04%	8.44%	5.90%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.12%	-2.65%	4.44%	4.31%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.01%	-7.61%	3.03%	0.90%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class Investment Advisor: PIMCO	0.75%	-1.02%	1.43%	1.48%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.70%	-0.15%	1.67%	1.53%
Equity	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	0.89%	22.65%	25.53%	19.85%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	1.08%	8.82%	9.34%	8.31%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.12%	14.93%	8.09%	7.00%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.81%	27.30%	13.80%	14.11%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund (formerly, Guggenheim Variable Fund - Multi-Hedge Strategies) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Guggenheim Investments	2.02%*	8.10%	3.70%	2.83%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	12.82%	19.22%	20.12%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Resources Fund: Class S) Investment Advisor: Van Eck Associates Corporation	1.34%	18.67%	1.99%	-0.36%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.09%	18.91%	2.24%	-0.12%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	1.10%*	45.49%	12.57%	11.87%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	CPP	CPPLI	Enhanced CPP/CPPLI	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	10% Nationwide Lifetime Income Rider
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004	X	X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B		X
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004	X	X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	X	X
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008	X	X

Investment Option	CPP	CPPLI	Enhanced CPP/CPPLI	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	10% Nationwide Lifetime Income Rider
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	X	X	X	X	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2	X	X	X	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2	X	X	X
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017	X	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2	X	X
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020	X	X
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017	X	X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	X	X
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014	X	X
MFS® Variable Insurance Trust - MFS Value Series: Service Class	X	X
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009	X	X

Investment Option	CPP	CPPLI	Enhanced CPP/CPPLI	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	10% Nationwide Lifetime Income Rider
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	X	X	X	X		X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	X	X	X	X		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II				X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II				X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P		X
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X	X	X		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II				X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II				X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X	X	X	X

Investment Option	CPP	CPPLI	Enhanced CPP/CPPLI	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	10% Nationwide Lifetime Income Rider
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II					X	X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	X	X
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012	X	X
Static Asset Allocation Models - American Funds Managed Option (33% NVIT - NVIT American Funds Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)				X	X	X
Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)	X	X	X	X	X	X
Static Asset Allocation Models - Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X	X	X
Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)				X	X	X
Static Asset Allocation Models - Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X	X	X	X
Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)				X	X	X

Investment Option	CPP	CPPLI	Enhanced CPP/CPPLI	5% Nationwide Lifetime Income Rider	7% Nationwide Lifetime Income Rider	10% Nationwide Lifetime Income Rider
Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)				X	X	X
Custom Portfolio Asset Rebalancing Service - Aggressive	X	X	X
Custom Portfolio Asset Rebalancing Service - Balanced	X	X	X	X	X	X
Custom Portfolio Asset Rebalancing Service - Capital Appreciation	X	X	X	X	X
Custom Portfolio Asset Rebalancing Service - Conservative	X	X	X	X	X	X
Custom Portfolio Asset Rebalancing Service - Moderate	X	X	X
Custom Portfolio Asset Rebalancing Service - Moderately Aggressive	X	X	X	X
Custom Portfolio Asset Rebalancing Service - Moderately Conservative	X	X	X	X	X	X
Custom Portfolio Asset Rebalancing Service Investment Options
Contract Owners who elect to participate in the Custom Portfolio Asset Rebalancing Service are limited to only the investment options shown below. Additionally, each model has unique allocation requirements for each asset class. These tables disclose only the Sub-Accounts currently available in each asset class and the current allocation percentages for each asset class and model.
Asset Class	Conservative	Moderately Conservative	Balanced	Moderate	Capital Appreciation	Moderately Aggressive[1]	Aggressive (CPP & Standard CPPLI only)
Large Growth	6%	12%	14%	17%	19%	21%	22%
Large Value	6%	12%	14%	17%	19%	21%	22%
Mid-Cap	2%	3%	4%	4%	6%	7%	8%
Small-Cap	2%	3%	4%	4%	4%	5%	6%
International Growth	2%	5%	7%	9%	11%	13%	16%
International Value	2%	5%	7%	9%	11%	13%	16%
Bonds	51%	41%	36%	31%	25%	20%	10%
Short-Term Bonds	29%	19%	14%	9%	5%	0%	0%
Cash	0%	0%	0%	0%	0%	0%	0%
GRAND TOTAL	100%	100%	100%	100%	100%	100%	100%
[1]	The Moderately Aggressive model is no longer available after March 2, 2009, except for those contracts that are currently invested in the Moderately Aggressive model.

The following table indicates the investment options (designated with an "X") that are available in each asset class:
Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B				X
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2					X
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II							X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II				X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III							X
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class)					X
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2							X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2			X
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II					X
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II				X

Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares							X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC							X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class					X
MFS® Variable Insurance Trust - MFS Value Series: Service Class	X
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class						X
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II				X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II							X
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P							X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	X

Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I						X
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II							X
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I							X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I									X
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII						X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I				X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II				X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II					X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II					X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II					X
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II	X

Investment Option	Large Value	Large Growth	International Growth	Mid-Cap	Small-Cap	International Value	Bonds	Short- Term Bonds	Cash
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II								X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II					X
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class								X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class								X

Appendix B: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born prior to July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 72 (age 70½ if born nprior to July 1, 1949) the IRA owner is required to begin taking certain minimum distributions. In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distributions not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 72 (age 70½ if born prior to July 1, 1949) the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 72 (age 70½ if born prior to July 1, 1949), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.

Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the contract owner as ordinary income. The IRS has issued guidance that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying mutual funds, the transfers between underlying mutual funds, the exchanges of underlying mutual funds or the manner in which you can direct the investments in an investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.

Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72 (age 70½ if born prior to July 1, 1949). Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date

If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon the surviving spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix C: Standard Death Benefit (One-Year Enhanced Death Benefit) Example
The purpose of this example is to show the calculations used to determine the death benefit if the Standard Death Benefit (One-Year Enhanced Death Benefit) is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion
Death Benefit = $123,362

Appendix D: One-Month Enhanced Death Benefit II Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Month Enhanced Death Benefit II Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,673
07-28-1996	Partial Withdrawal	$10,000	$176,253
09-30-2004	Annuitant’s 81st birthday	n/a	$242,931
03-01-2005	Subsequent Purchase Payment	$11,000	$257,931
05-15-2007	Partial Withdrawal	$7,000	$274,236
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,786
*The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,786
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$125,617
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$247,366
Conclusion
Death Benefit = $295,786

Appendix E: One-Month Enhanced Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Month Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,673
07-28-1996	Partial Withdrawal	$10,000	$176,253
09-30-2004	Annuitant’s 81st birthday	n/a	$242,931
03-01-2005	Subsequent Purchase Payment	$11,000	$257,931
05-15-2007	Partial Withdrawal	$7,000	$274,236
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,786
*The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,786
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$125,617
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$247,366
Conclusion
Death Benefit = $295,786

Appendix F: Combination Enhanced Death Benefit II Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the Combination Enhanced Death Benefit II Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 81st birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,602
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$126,067
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$240,646
(4)	the interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602

Appendix G: Combination Enhanced Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the Combination Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 81st birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,602
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$126,067
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$240,646
(4)	the interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602

Appendix H: Capital Preservation Plus Lifetime Income Option Example
At the end of her maturing CPP program, instead of electing to remain in the preservation phrase of the CPPLI Option by beginning a new CPP program, Ms. D elected to enter the withdrawal phase of the CPPLI Option. During the withdrawal phase, the CPPLI Option will pay Ms. D lifetime income based on the Lifetime Withdrawal Percentage applied to her lifetime withdrawal base. Ms. D elected to enter the withdrawal phase at the age of 70 and her Lifetime Withdrawal Percentage was 6%. If Ms. D’s lifetime withdrawal base, which was equal to her Contract Value as of the end of the CPP program period, was $56,000, then her lifetime income would be $3,360 ($56,000 x 6%) annually.

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000024498NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000024498NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000024498

The Best of America Elite Venue Annuity®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2022. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. The Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940.
Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and financial statement schedules I, III, IV and V of Nationwide Life Insurance Company have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 18, 2022 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are
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not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Annuity Payments
See Annuitizing the Contract located in the prospectus. Annuity payments for contracts that have elected variable annuitization are determined as follows:
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges applicable to the contract.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
4

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)1

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)1

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)1

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

2

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Government Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)1

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

3

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)1

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)1

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)1

4

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)1

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)1

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)1

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

5

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)1

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)1

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

6

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)1

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)1

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi- Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)1

7

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

8

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)1

Allspring Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)1

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from September 27, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 24, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 6, 2021 (inception) to December 31, 2021.

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2021 (inception) to December 31, 2021.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 16, 2021 (inception) to December 31, 2021.

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from February 16, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 19, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 14, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from August 18, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 1, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 4, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB ( PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 19, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 5, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)1

11

Statement of operations for the period from January 1, 2021 to December 16, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to December 16, 2021 (liquidation) and the year ended December 31, 2020.

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

Statement of operations for the period from January 1, 2021 to April 30, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to April 30, 2021 (liquidation) and the year ended December 31, 2020.

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

12

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	23,174	$242,310	$268,358	$7	$268,365	$-	$268,365	$268,365	$-	$268,365
ALVDAA	4,177	50,583	62,410	-	62,410	-	62,410	62,410	-	62,410
ALVGIB	121,775	3,541,781	4,398,511	-	4,398,511	150	4,398,361	4,398,361	-	4,398,361
ALVIVB	179,646	2,711,496	2,806,071	-	2,806,071	57	2,806,014	2,806,014	-	2,806,014
ALVSVA	25,539	445,421	599,152	-	599,152	1	599,151	599,151	-	599,151
ALVSVB	5,992,360	107,892,841	138,842,992	-	138,842,992	77	138,842,915	138,828,800	14,115	138,842,915
ALMCS	25,509	643,231	480,329	-	480,329	14	480,315	480,315	-	480,315
AAEIP3	8,350	71,354	73,648	-	73,648	20	73,628	73,628	-	73,628
ARLPE3	6,476	103,433	112,678	-	112,678	2	112,676	112,676	-	112,676
ACVB	2,788,948	20,828,085	26,662,340	215	26,662,555	-	26,662,555	26,589,335	73,220	26,662,555
ACVCA	2,149	31,797	40,193	69	40,262	-	40,262	-	40,262	40,262
ACVI	396	4,625	5,884	41	5,925	-	5,925	-	5,925	5,925
ACVIG	1,561,226	14,704,012	16,736,341	-	16,736,341	65	16,736,276	16,736,276	-	16,736,276
ACVIG2	358,574	3,354,372	3,843,912	-	3,843,912	157	3,843,755	3,843,755	-	3,843,755
ACVIP1	263,121	2,777,695	3,012,740	-	3,012,740	16	3,012,724	3,012,724	-	3,012,724
ACVIP2	25,238,882	266,105,416	288,228,028	-	288,228,028	316	288,227,712	288,065,984	161,728	288,227,712
ACVMV1	420,706	8,610,701	10,526,065	21	10,526,086	-	10,526,086	10,504,015	22,071	10,526,086
ACVMV2	7,129,534	139,774,652	178,594,830	-	178,594,830	195	178,594,635	178,524,133	70,502	178,594,635
ACVV2	2,630,652	34,382,841	36,013,626	43	36,013,669	-	36,013,669	36,013,669	-	36,013,669
AFGC	58,947	734,144	687,917	8	687,925	-	687,925	687,566	359	687,925
AFGF	136,220	10,537,077	17,378,927	269	17,379,196	-	17,379,196	17,375,021	4,175	17,379,196
AFHY	40,621	408,299	413,932	110	414,042	-	414,042	409,537	4,505	414,042
AMVBC4	174,238	2,610,506	3,085,761	-	3,085,761	33	3,085,728	3,085,728	-	3,085,728
AMVCB4	52,047	578,562	631,847	-	631,847	24	631,823	631,823	-	631,823
AMVGS4	26,703	699,546	880,122	-	880,122	10	880,112	880,112	-	880,112
AMVI4	28,655	647,425	639,291	-	639,291	-	639,291	639,291	-	639,291
AMVNW4	13,286	426,860	415,048	-	415,048	6	415,042	415,042	-	415,042
AVPAP2	45,716,897	556,398,583	682,553,271	-	682,553,271	52	682,553,219	682,553,219	-	682,553,219
BRVED3	19,630,178	220,451,920	238,310,366	-	238,310,366	127	238,310,239	238,259,220	51,019	238,310,239
BRVHY3	8,309,451	61,649,117	63,068,734	213,531	63,282,265	-	63,282,265	63,267,127	15,138	63,282,265
BRVTR3	43,083,394	514,212,318	509,676,549	484,674	510,161,223	-	510,161,223	510,155,837	5,386	510,161,223
MLVGA3	24,565,861	359,567,117	353,257,075	-	353,257,075	624	353,256,451	352,943,929	312,522	353,256,451
DCAP	675	33,742	36,265	42	36,307	-	36,307	-	36,307	36,307
DCAPS	6,271	315,246	332,099	-	332,099	15,223	316,876	316,876	-	316,876
DGI	407,307	11,590,780	16,935,837	-	16,935,837	119	16,935,718	16,926,571	9,147	16,935,718
DSIF	3,528,629	143,679,316	274,562,634	577	274,563,211	-	274,563,211	274,133,955	429,256	274,563,211
DSIFS	9,023	639,157	703,755	-	703,755	4,728	699,027	663,173	35,854	699,027

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DSRG	861,564	31,591,977	50,039,641	195	50,039,836	-	50,039,836	50,019,348	20,488	50,039,836
DVDLS	13,340	591,818	730,626	-	730,626	30	730,596	730,186	410	730,596
DVMCSS	1,737,362	32,535,014	42,808,594	-	42,808,594	64	42,808,530	42,797,568	10,962	42,808,530
DVSCS	2,853,644	46,000,346	67,203,307	-	67,203,307	65	67,203,242	67,131,236	72,006	67,203,242
CHSMM	8,204,206	8,204,206	8,204,206	42	8,204,248	-	8,204,248	8,204,248	-	8,204,248
CLVHY2	1,809,570	12,065,436	12,250,792	-	12,250,792	28	12,250,764	12,250,764	-	12,250,764
DWVSVS	1,792,100	61,963,288	81,110,442	-	81,110,442	36	81,110,406	81,105,921	4,485	81,110,406
ETVFR	9,241,035	84,415,495	84,001,006	-	84,001,006	17	84,000,989	83,996,540	4,449	84,000,989
FQB	396,962	4,401,595	4,469,796	-	4,469,796	63	4,469,733	4,469,733	-	4,469,733
FQBS	1,252,870	13,831,626	14,069,725	39	14,069,764	-	14,069,764	14,069,764	-	14,069,764
FVU2S	45,778	482,520	590,530	-	590,530	70	590,460	590,460	-	590,460
FAMP	4,926,174	73,862,889	90,296,761	202	90,296,963	-	90,296,963	90,202,727	94,236	90,296,963
FB2	45,738,857	869,585,835	1,121,516,765	131	1,121,516,896	-	1,121,516,896	1,121,307,676	209,220	1,121,516,896
FC2	3,928,196	184,149,227	206,269,578	8	206,269,586	-	206,269,586	206,269,586	-	206,269,586
FEI2	14,802,716	321,567,273	374,064,629	-	374,064,629	1,078	374,063,551	373,846,650	216,901	374,063,551
FEIP	11,270,236	246,615,758	294,716,677	2,791	294,719,468	-	294,719,468	294,257,351	462,117	294,719,468
FEMS2	3,622,567	51,687,313	45,571,897	-	45,571,897	28	45,571,869	45,571,869	-	45,571,869
FF10S	353,306	4,568,521	5,098,211	-	5,098,211	49	5,098,162	5,098,162	-	5,098,162
FF10S2	20,937,375	268,578,574	300,032,582	205	300,032,787	-	300,032,787	299,900,615	132,172	300,032,787
FF20S	517,812	7,168,553	7,958,763	-	7,958,763	68	7,958,695	7,958,695	-	7,958,695
FF20S2	26,643,629	325,531,784	407,913,963	-	407,913,963	205	407,913,758	407,506,690	407,068	407,913,758
FF30S	929,867	13,132,973	16,626,025	-	16,626,025	124	16,625,901	16,625,901	-	16,625,901
FF30S2	5,426,514	78,139,022	96,646,215	-	96,646,215	30	96,646,185	96,637,719	8,466	96,646,185
FG2	8,206,234	634,941,045	815,863,758	-	815,863,758	1,995	815,861,763	815,237,269	624,494	815,861,763
FGI2	32,246,231	663,980,531	819,699,181	-	819,699,181	92	819,699,089	819,699,089	-	819,699,089
FGP	5,866,615	371,826,853	600,917,349	6,544	600,923,893	-	600,923,893	599,962,755	961,138	600,923,893
FHIP	6,112,330	32,623,026	32,089,732	-	32,089,732	114	32,089,618	32,034,989	54,629	32,089,618
FIGBP2	89,989,261	1,155,919,546	1,168,060,607	-	1,168,060,607	558	1,168,060,049	1,168,004,763	55,286	1,168,060,049
FIGBS	1,027,475	13,454,203	13,542,118	1	13,542,119	-	13,542,119	13,519,931	22,188	13,542,119
FMC2	6,171,953	191,813,827	243,113,246	-	243,113,246	43,515	243,069,731	243,048,750	20,981	243,069,731
FMCS	462,903	15,732,202	18,807,744	-	18,807,744	4	18,807,740	18,792,939	14,801	18,807,740
FNRS2	4,521,781	58,621,420	70,946,748	-	70,946,748	63	70,946,685	70,934,510	12,175	70,946,685
FO2	4,262,299	91,305,381	123,350,935	-	123,350,935	455	123,350,480	123,151,475	199,005	123,350,480
FOP	2,006,636	41,234,379	58,754,316	402	58,754,718	-	58,754,718	58,706,528	48,190	58,754,718
FRESS2	1,193,780	25,125,241	27,886,710	-	27,886,710	32	27,886,678	27,886,678	-	27,886,678
FVSS	385,381	5,527,649	6,300,974	-	6,300,974	64	6,300,910	6,300,910	-	6,300,910
FVSS2	369,332	5,034,195	6,127,213	-	6,127,213	83	6,127,130	6,107,777	19,353	6,127,130

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVDM2	712,038	6,824,345	7,597,445	-	7,597,445	45	7,597,400	7,597,400	-	7,597,400
FTVFA2	13,970,919	83,328,680	83,266,679	5	83,266,684	-	83,266,684	83,164,730	101,954	83,266,684
FTVGI2	5,395,385	88,924,541	70,841,401	9	70,841,410	-	70,841,410	70,707,342	134,068	70,841,410
FTVIS2	13,325,116	200,076,386	223,328,948	-	223,328,948	1,151	223,327,797	223,080,666	247,131	223,327,797
FTVMD2	38,575	619,302	756,454	-	756,454	8	756,446	756,446	-	756,446
FTVRD2	586	20,138	20,759	-	20,759	15	20,744	-	20,744	20,744
FTVSI2	143,765	1,494,591	1,470,712	-	1,470,712	7	1,470,705	1,470,705	-	1,470,705
FTVSV2	4,341,797	61,557,500	76,155,118	-	76,155,118	82	76,155,036	76,141,515	13,521	76,155,036
TIF2	1,817,109	25,612,022	24,694,515	82	24,694,597	-	24,694,597	24,682,119	12,478	24,694,597
GVGMNS	846,268	10,228,330	10,883,007	-	10,883,007	28	10,882,979	10,869,659	13,320	10,882,979
GVMSAS	426,198	4,074,525	4,159,692	20	4,159,712	-	4,159,712	4,159,712	-	4,159,712
GVSSCS	45,319	546,220	585,972	24	585,996	-	585,996	585,996	-	585,996
RSRF	3,317	53,756	58,741	-	58,741	6	58,735	58,735	-	58,735
RVARS	553,285	13,828,987	14,944,227	-	14,944,227	20	14,944,207	14,921,942	22,265	14,944,207
ACEG2	3,606	309,072	299,439	-	299,439	19	299,420	298,670	750	299,420
IVBRA1	19,765	207,153	212,673	-	212,673	1	212,672	212,672	-	212,672
IVMCC2	1,147,529	12,526,309	14,401,487	-	14,401,487	123	14,401,364	14,370,003	31,361	14,401,364
OVAG	135,162	11,351,603	15,493,569	-	15,493,569	76	15,493,493	15,493,235	258	15,493,493
OVAG2	168,037	12,650,135	17,435,536	-	17,435,536	43	17,435,493	17,435,493	-	17,435,493
OVB	2,003,556	15,871,447	15,627,736	159	15,627,895	-	15,627,895	15,597,351	30,544	15,627,895
OVGIS	2,691	93,741	94,931	-	94,931	63,616	31,315	10,213	21,102	31,315
OVGS	2,737,437	112,048,395	156,636,128	-	156,636,128	45	156,636,083	156,425,451	210,632	156,636,083
OVGSS	2,664,690	112,066,743	149,702,262	96	149,702,358	-	149,702,358	149,514,243	188,115	149,702,358
OVIG	642,317	1,625,319	1,875,566	-	1,875,566	21	1,875,545	1,875,545	-	1,875,545
OVIGS	433,752	1,355,487	1,327,280	-	1,327,280	3	1,327,277	1,327,277	-	1,327,277
OVMS	1,338,168	19,214,432	24,809,630	9	24,809,639	-	24,809,639	24,750,638	59,001	24,809,639
OVSB	296,395	1,436,439	1,318,958	-	1,318,958	35	1,318,923	1,318,923	-	1,318,923
OVSBS	899,863	4,533,818	4,148,369	-	4,148,369	12	4,148,357	4,148,246	111	4,148,357
OVSC	197,280	4,815,699	6,208,411	31	6,208,442	-	6,208,442	6,196,020	12,422	6,208,442
OVSCS	4,059,185	93,455,704	125,144,678	-	125,144,678	709	125,143,969	125,000,639	143,330	125,143,969
WRASP	13,704,193	131,726,120	139,629,286	-	139,629,286	131	139,629,155	139,284,839	344,316	139,629,155
WRENG	20,967	48,121	72,805	-	72,805	12	72,793	72,793	-	72,793
WRHIP	18,556,228	64,639,004	62,953,859	4	62,953,863	-	62,953,863	62,803,120	150,743	62,953,863
WRMCG	13,846,074	196,406,856	247,038,886	-	247,038,886	82	247,038,804	247,038,804	-	247,038,804
WRPAP	2,482	12,036	13,568	-	13,568	1	13,567	13,567	-	13,567
WRPCP	502,312	2,682,223	2,763,520	-	2,763,520	25	2,763,495	2,763,495	-	2,763,495
WRPMAP	6,878,003	33,778,343	38,899,233	-	38,899,233	26	38,899,207	38,899,207	-	38,899,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRPMAV	839,536	4,304,478	5,126,541	-	5,126,541	17	5,126,524	5,126,524	-	5,126,524
WRPMCP	1,002,135	5,109,206	5,542,308	-	5,542,308	33	5,542,275	5,542,275	-	5,542,275
WRPMP	3,625,661	17,741,137	19,992,619	-	19,992,619	16	19,992,603	19,992,603	-	19,992,603
JPICB2	3,936,414	44,844,874	43,969,749	-	43,969,749	24	43,969,725	43,969,725	-	43,969,725
JPMMV1	819,045	8,833,053	10,926,054	-	10,926,054	114	10,925,940	10,925,940	-	10,925,940
JABS	1,192,063	59,183,878	63,346,238	-	63,346,238	24	63,346,214	63,346,214	-	63,346,214
JACAS	2,852,484	108,258,749	161,564,701	-	161,564,701	299	161,564,402	161,514,389	50,013	161,564,402
JAFBS	8,748,569	115,769,485	116,093,512	-	116,093,512	36	116,093,476	116,071,445	22,031	116,093,476
JAGTS	15,857,506	252,211,356	331,580,446	-	331,580,446	15	331,580,431	331,555,238	25,193	331,580,431
JAIGS	867,285	24,021,623	35,576,047	6	35,576,053	-	35,576,053	35,576,053	-	35,576,053
JAMGS	26,212	1,964,845	2,424,320	33	2,424,353	-	2,424,353	2,424,353	-	2,424,353
LZREMS	84,477	1,879,949	1,846,659	-	1,846,659	85,732	1,760,927	1,760,927	-	1,760,927
LDVS	88,708	2,515,855	2,632,241	-	2,632,241	21	2,632,220	2,632,220	-	2,632,220
LOVSDC	94,298	1,360,428	1,328,657	-	1,328,657	20	1,328,637	1,328,637	-	1,328,637
LOVTRC	5,673,842	96,460,650	95,604,236	-	95,604,236	78	95,604,158	95,604,158	-	95,604,158
MNCPS2	26,483	437,513	489,438	-	489,438	34	489,404	489,404	-	489,404
M2IGSS	281,909	5,539,691	7,631,265	23	7,631,288	-	7,631,288	7,631,288	-	7,631,288
M3GRES	6,586	138,618	149,503	8	149,511	-	149,511	149,511	-	149,511
MNDSC	5,506,302	108,914,727	109,245,023	14	109,245,037	-	109,245,037	109,245,037	-	109,245,037
MV2RIS	641,424	11,961,446	12,084,437	-	12,084,437	114	12,084,323	12,084,323	-	12,084,323
MV3MVS	2,822,122	28,077,712	30,902,234	-	30,902,234	-	30,902,234	30,902,234	-	30,902,234
MVBRES	13,594	817,766	920,474	7	920,481	-	920,481	920,481	-	920,481
MVFSC	18,070,498	330,890,111	436,583,243	75	436,583,318	-	436,583,318	436,449,503	133,815	436,583,318
MVIGSC	2,504,067	39,508,702	41,442,303	-	41,442,303	25	41,442,278	41,442,278	-	41,442,278
MVIVSC	9,627,343	242,875,653	355,826,611	-	355,826,611	107	355,826,504	355,593,370	233,134	355,826,504
MVRBSS	132,495	1,807,418	1,771,455	-	1,771,455	26	1,771,429	1,771,429	-	1,771,429
MVUSC	6,067	192,670	227,999	6	228,005	-	228,005	228,005	-	228,005
MGRFV	433	5,013	5,094	1	5,095	-	5,095	5,095	-	5,095
MSEM	138,781	1,096,773	999,223	-	999,223	84	999,139	999,139	-	999,139
MSEMB	73,264	562,973	523,102	-	523,102	59	523,043	523,043	-	523,043
MSGI2	2,406,542	18,829,578	19,902,099	23	19,902,122	-	19,902,122	19,819,332	82,790	19,902,122
MSVEG2	487,106	26,644,037	23,585,687	33	23,585,720	-	23,585,720	23,585,720	-	23,585,720
MSVF2	847,031	9,382,721	8,944,645	11	8,944,656	-	8,944,656	8,937,280	7,376	8,944,656
MSVFI	202,147	2,301,879	2,116,482	22	2,116,504	-	2,116,504	2,088,181	28,323	2,116,504
MSVRE	782	14,948	18,351	104	18,455	-	18,455	-	18,455	18,455
MSVREB	33	596	775	25	800	-	800	-	800	800
VKVGR2	27,666	263,436	286,617	24	286,641	-	286,641	286,641	-	286,641

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DTRTFB	1,995,321	20,320,445	19,713,771	2	19,713,773	-	19,713,773	19,713,773	-	19,713,773
EIF	242,323	4,545,511	5,522,551	14	5,522,565	-	5,522,565	5,522,565	-	5,522,565
EIF2	19,932,851	368,598,047	449,884,442	-	449,884,442	142	449,884,300	449,727,685	156,615	449,884,300
GBF	16,155,982	180,477,802	175,615,519	194	175,615,713	-	175,615,713	175,478,841	136,872	175,615,713
GBF2	44,333	489,773	480,125	-	480,125	12	480,113	480,113	-	480,113
GEM	526,702	6,520,530	7,236,882	54	7,236,936	-	7,236,936	7,229,036	7,900	7,236,936
GEM2	7,050,246	93,537,250	95,319,331	79,969	95,399,300	-	95,399,300	95,131,558	267,742	95,399,300
GIG	1,110,222	11,883,872	14,155,330	64	14,155,394	-	14,155,394	14,121,921	33,473	14,155,394
GVAAA2	249,593,951	5,456,988,504	7,512,777,911	-	7,512,777,911	112	7,512,777,799	7,511,968,439	809,360	7,512,777,799
GVABD2	323,115,399	3,794,940,610	3,951,701,327	-	3,951,701,327	89	3,951,701,238	3,951,560,486	140,752	3,951,701,238
GVAGG2	11,566,335	369,891,401	526,499,547	-	526,499,547	142	526,499,405	526,405,469	93,936	526,499,405
GVAGI2	65,203,966	3,468,880,777	4,423,437,027	294	4,423,437,321	-	4,423,437,321	4,423,082,796	354,525	4,423,437,321
GVAGR2	9,825,989	955,563,111	1,419,953,706	3,325	1,419,957,031	-	1,419,957,031	1,419,514,990	442,041	1,419,957,031
GVDMA	48,799,237	591,155,257	717,348,780	115	717,348,895	-	717,348,895	717,200,554	148,341	717,348,895
GVDMC	55,360,653	611,346,205	657,684,559	131	657,684,690	-	657,684,690	657,441,046	243,644	657,684,690
GVEX1	43,986	865,730	1,228,965	-	1,228,965	2	1,228,963	1,228,963	-	1,228,963
GVEX2	69,105,216	1,331,632,437	1,916,978,694	4,321	1,916,983,015	-	1,916,983,015	1,916,772,063	210,952	1,916,983,015
GVIDA	15,384,223	197,078,325	227,840,348	307	227,840,655	-	227,840,655	227,807,472	33,183	227,840,655
GVIDC	53,512,681	535,597,965	574,726,192	-	574,726,192	140	574,726,052	574,679,401	46,651	574,726,052
GVIDM	152,468,581	1,769,390,265	2,003,437,159	-	2,003,437,159	102	2,003,437,057	2,002,539,973	897,084	2,003,437,057
GVIX2	505,647	5,140,476	5,653,132	-	5,653,132	22	5,653,110	5,653,110	-	5,653,110
GVIX8	13,468,280	131,729,232	149,632,590	-	149,632,590	188	149,632,402	149,568,578	63,824	149,632,402
HIBF	8,215,927	52,909,264	53,814,323	-	53,814,323	101	53,814,222	53,785,718	28,504	53,814,222
IDPG2	92,992,644	1,015,805,476	1,201,464,963	-	1,201,464,963	159	1,201,464,804	1,201,464,804	-	1,201,464,804
IDPGI2	40,908,979	440,688,618	489,680,485	-	489,680,485	19	489,680,466	489,674,450	6,016	489,680,466
MCIF	15,203,473	353,349,908	420,680,087	44,178	420,724,265	-	420,724,265	420,558,123	166,142	420,724,265
MCIF2	117,869	2,922,575	3,214,292	-	3,214,292	24	3,214,268	3,214,268	-	3,214,268
MSBF	23,919,380	219,377,774	218,862,330	-	218,862,330	519	218,861,811	218,845,979	15,832	218,861,811
NAMAA2	214,485,403	2,309,646,019	2,910,566,913	43	2,910,566,956	-	2,910,566,956	2,910,566,956	-	2,910,566,956
NAMGI2	50,951,133	568,375,356	737,262,891	-	737,262,891	16	737,262,875	737,253,728	9,147	737,262,875
NCPG2	108,978,270	1,153,286,646	1,416,717,516	-	1,416,717,516	51	1,416,717,465	1,416,717,465	-	1,416,717,465
NCPGI2	49,621,976	522,721,966	599,433,468	-	599,433,468	78	599,433,390	599,427,265	6,125	599,433,390
NJMMA2	2,901,017	29,372,979	29,271,262	-	29,271,262	46	29,271,216	29,271,216	-	29,271,216
NJNDE2	2,618,167	38,199,093	44,351,747	-	44,351,747	138	44,351,609	44,351,609	-	44,351,609
NVAMV1	1,877,301	28,532,138	37,301,978	95	37,302,073	-	37,302,073	37,274,539	27,534	37,302,073
NVAMV2	4,048,939	53,616,589	79,966,554	18	79,966,572	-	79,966,572	79,819,886	146,686	79,966,572
NVAMVX	305,075	4,363,908	6,052,682	-	6,052,682	122	6,052,560	6,052,560	-	6,052,560

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVAMVZ	9,544,526	126,817,393	187,263,593	-	187,263,593	56	187,263,537	187,263,537	-	187,263,537
NVBX	112,335	1,250,870	1,200,862	-	1,200,862	7	1,200,855	1,200,855	-	1,200,855
NVCBD1	274,942	3,112,388	2,969,377	-	2,969,377	61	2,969,316	2,969,316	-	2,969,316
NVCBD2	10,887,179	119,773,993	117,146,046	-	117,146,046	72	117,145,974	116,947,528	198,446	117,145,974
NVCCA2	199,498,554	2,088,296,926	2,443,857,284	-	2,443,857,284	58	2,443,857,226	2,443,533,515	323,711	2,443,857,226
NVCCN2	59,541,587	611,835,192	675,201,596	-	675,201,596	94	675,201,502	675,177,195	24,307	675,201,502
NVCMA2	31,631,538	303,856,439	354,589,536	37	354,589,573	-	354,589,573	354,589,573	-	354,589,573
NVCMC2	56,447,690	611,500,014	680,194,669	-	680,194,669	84	680,194,585	680,077,679	116,906	680,194,585
NVCMD2	190,671,040	2,040,137,277	2,341,440,376	-	2,341,440,376	6	2,341,440,370	2,341,290,262	150,108	2,341,440,370
NVCRA2	9,095,934	92,207,269	118,156,184	-	118,156,184	42	118,156,142	118,151,859	4,283	118,156,142
NVCRB2	162,526,233	1,780,990,126	2,013,700,023	-	2,013,700,023	14	2,013,700,009	2,013,484,975	215,034	2,013,700,009
NVDBL2	86,878,832	1,309,370,636	1,506,478,955	-	1,506,478,955	169	1,506,478,786	1,506,404,226	74,560	1,506,478,786
NVDCA2	69,894,167	1,148,654,608	1,412,561,115	-	1,412,561,115	120	1,412,560,995	1,412,057,968	503,027	1,412,560,995
NVFIII	3,117,003	34,784,610	34,193,526	10	34,193,536	-	34,193,536	34,193,536	-	34,193,536
NVGEII	2,666,230	38,363,228	43,379,558	-	43,379,558	61	43,379,497	43,379,497	-	43,379,497
NVIE6	3,318,302	34,157,330	41,910,161	-	41,910,161	248	41,909,913	41,878,046	31,867	41,909,913
NVLCP2	54,669	644,661	637,442	-	637,442	36	637,406	630,668	6,738	637,406
NVLCPP	41,752,081	490,428,881	481,819,013	-	481,819,013	258	481,818,755	481,818,755	-	481,818,755
NVMGA2	32,202,283	338,092,687	390,613,692	44	390,613,736	-	390,613,736	390,613,736	-	390,613,736
NVMIG1	2,429,927	26,706,740	28,089,961	11,540	28,101,501	-	28,101,501	28,002,819	98,682	28,101,501
NVMIG6	18,282,012	213,558,083	209,511,862	-	209,511,862	36	209,511,826	209,508,046	3,780	209,511,826
NVMIVX	189,224	1,807,703	2,177,972	-	2,177,972	32	2,177,940	2,169,305	8,635	2,177,940
NVMIVZ	17,235,341	182,384,901	198,378,779	-	198,378,779	59	198,378,720	198,371,983	6,737	198,378,720
NVMLG1	1,250,954	12,555,638	13,110,000	67	13,110,067	-	13,110,067	13,032,023	78,044	13,110,067
NVMLG2	17,394,545	166,142,375	175,858,848	-	175,858,848	209	175,858,639	175,813,389	45,250	175,858,639
NVMM2	1,398,483	1,398,483	1,398,483	-	1,398,483	5	1,398,478	1,398,478	-	1,398,478
NVMMG1	19,118,685	211,284,537	221,012,001	536	221,012,537	-	221,012,537	220,644,760	367,777	221,012,537
NVMMG2	13,754,850	138,895,868	144,013,276	-	144,013,276	59	144,013,217	143,982,094	31,123	144,013,217
NVMMV1	77,303	707,992	735,922	-	735,922	11	735,911	735,911	-	735,911
NVMMV2	24,562,105	223,449,067	235,550,589	-	235,550,589	65	235,550,524	235,464,529	85,995	235,550,524
NVNMO1	5,825,130	59,681,493	88,250,720	116	88,250,836	-	88,250,836	88,053,178	197,658	88,250,836
NVNMO2	3,470,253	39,052,960	51,637,359	-	51,637,359	159	51,637,200	51,630,555	6,645	51,637,200
NVNSR1	152,026	2,125,564	2,408,096	-	2,408,096	30	2,408,066	2,408,066	-	2,408,066
NVNSR2	7,835,513	105,032,477	123,957,819	59	123,957,878	-	123,957,878	123,921,744	36,134	123,957,878
NVOLG1	22,489,141	406,207,561	540,414,054	80,063	540,494,117	-	540,494,117	539,546,722	947,395	540,494,117
NVOLG2	30,560,168	624,069,893	724,581,572	-	724,581,572	152	724,581,420	724,423,317	158,103	724,581,420
NVRE1	4,756,114	33,033,762	50,177,008	-	50,177,008	27	50,176,981	49,969,174	207,807	50,176,981

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVRE2	10,112,805	69,104,434	105,274,303	-	105,274,303	174	105,274,129	105,252,118	22,011	105,274,129
NVSIX2	20,696,888	197,951,756	209,659,474	55	209,659,529	-	209,659,529	209,538,965	120,564	209,659,529
NVSTB2	17,210,653	177,552,957	175,892,875	-	175,892,875	67	175,892,808	175,883,719	9,089	175,892,808
NVTIV3	2,345,670	19,256,866	27,209,774	-	27,209,774	32	27,209,742	27,192,723	17,019	27,209,742
SAM	672,966,029	672,966,029	672,966,029	5,826	672,971,855	-	672,971,855	670,472,324	2,499,531	672,971,855
SCF	2,943,906	57,253,847	76,217,723	223	76,217,946	-	76,217,946	75,978,903	239,043	76,217,946
SCF2	2,960,633	54,912,961	69,811,729	31	69,811,760	-	69,811,760	69,765,465	46,295	69,811,760
SCGF	381,709	6,515,564	7,584,553	-	7,584,553	18	7,584,535	7,584,535	-	7,584,535
SCGF2	3,445,924	50,993,404	59,235,442	62	59,235,504	-	59,235,504	59,233,597	1,907	59,235,504
SCVF	2,250,096	23,616,216	26,056,113	245	26,056,358	-	26,056,358	25,931,310	125,048	26,056,358
SCVF2	5,051,155	46,957,450	55,562,701	-	55,562,701	261	55,562,440	55,561,610	830	55,562,440
TRF	5,181,354	66,826,518	141,036,447	2,195	141,038,642	-	141,038,642	140,363,843	674,799	141,038,642
TRF2	4,609,407	84,469,649	124,822,741	-	124,822,741	234	124,822,507	124,781,722	40,785	124,822,507
AMCG	369	13,072	14,896	265	15,161	-	15,161	-	15,161	15,161
AMINS	7,693	103,671	125,937	1	125,938	-	125,938	125,938	-	125,938
AMMCGS	102,212	3,050,820	3,681,668	104	3,681,772	-	3,681,772	3,681,772	-	3,681,772
AMSRS	477,357	11,246,706	17,676,547	29	17,676,576	-	17,676,576	17,657,350	19,226	17,676,576
AMTB	5,513,440	58,344,457	57,780,852	-	57,780,852	95	57,780,757	57,767,611	13,146	57,780,757
NOTB4	519,319	5,855,899	6,496,685	-	6,496,685	19	6,496,666	6,496,666	-	6,496,666
NOTG4	352,411	4,045,926	4,637,732	-	4,637,732	87	4,637,645	4,637,645	-	4,637,645
NOTMG4	477,180	5,600,382	6,375,120	-	6,375,120	9	6,375,111	6,375,111	-	6,375,111
PMUBA	6,021	62,956	62,132	1	62,133	-	62,133	62,133	-	62,133
PMVAAD	3,722,968	39,932,234	43,409,805	-	43,409,805	28	43,409,777	43,367,124	42,653	43,409,777
PMVEBD	1,168,766	15,051,099	14,632,951	-	14,632,951	26	14,632,925	14,629,822	3,103	14,632,925
PMVFAD	1,799,031	18,359,518	16,497,113	-	16,497,113	2	16,497,111	16,497,111	-	16,497,111
PMVFHA	49,604	543,799	533,243	1	533,244	-	533,244	533,244	-	533,244
PMVFHV	122	1,354	1,314	2	1,316	-	1,316	1,316	-	1,316
PMVHYD	51,157	395,635	406,185	30	406,215	-	406,215	406,215	-	406,215
PMVIV	410,220	4,473,924	4,475,503	20	4,475,523	-	4,475,523	4,475,523	-	4,475,523
PMVLAD	39,004,456	402,578,535	399,015,586	-	399,015,586	459	399,015,127	398,995,721	19,406	399,015,127
PMVRA	60,388	804,029	844,824	15	844,839	-	844,839	844,839	-	844,839
PMVRSD	63,835	477,080	500,463	-	500,463	11	500,452	500,452	-	500,452
PMVSTA	8,414,766	87,100,433	86,672,086	-	86,672,086	60	86,672,026	86,672,026	-	86,672,026
PMVTRD	23,930	257,872	257,492	-	257,492	13,771	243,721	242,427	1,294	243,721
PVEIB	1,770,402	49,035,954	54,563,787	7	54,563,794	-	54,563,794	54,563,794	-	54,563,794
PVGOB	347,627	4,228,469	5,568,982	-	5,568,982	34	5,568,948	5,568,948	-	5,568,948
PVIGIB	661,732	7,442,302	7,523,897	-	7,523,897	76	7,523,821	7,523,821	-	7,523,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PVTIGB	1,161,055	18,294,591	19,807,591	70	19,807,661	-	19,807,661	19,714,613	93,048	19,807,661
ROCSC	22,613	187,734	212,786	7	212,793	-	212,793	212,793	-	212,793
TRHS2	6,204,768	276,218,204	379,669,775	-	379,669,775	2,522	379,667,253	379,495,777	171,476	379,667,253
VVGGS	39,302	413,316	344,284	-	344,284	40	344,244	344,244	-	344,244
VWBF	616,869	5,486,829	4,959,625	59	4,959,684	-	4,959,684	4,947,081	12,603	4,959,684
VWEM	830,890	11,235,787	11,964,820	57	11,964,877	-	11,964,877	11,950,296	14,581	11,964,877
VWHA	421,849	12,458,855	11,225,407	-	11,225,407	12	11,225,395	11,176,423	48,972	11,225,395
VWHAS	1,805,128	40,740,967	46,012,711	-	46,012,711	66	46,012,645	45,997,786	14,859	46,012,645
VRVDRA	607,882	13,145,464	15,391,571	-	15,391,571	40	15,391,531	15,391,531	-	15,391,531
SVDF	1,557	45,700	66,565	35	66,600	-	66,600	-	66,600	66,600
SVOF	8,814	224,315	309,738	177	309,915	-	309,915	-	309,915	309,915
WFVOG2	386	10,977	16,089	13	16,102	-	16,102	16,102	-	16,102
WFVSCG	11,277,214	134,413,704	158,332,078	52	158,332,130	-	158,332,130	158,327,753	4,377	158,332,130

Total (unaudited)			$65,604,055,220	$946,199	$65,605,001,419	$246,763	$65,604,754,656	$65,584,358,875	$20,395,781	$65,604,754,656

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVBWB	ALVDAA	ALVDAB	ALVGIB	ALVIVB	ALVSVA	ALVSVB
Reinvested dividends	$526,375,125	671	1,182	199,705	26,794	49,898	3,861	764,032
Mortality and expense risk charges (note 2)	(918,432,890)	(1,137)	(373)	(210,780)	(62,115)	(39,800)	(2,286)	(1,990,623)

Net investment income (loss)	(392,057,765)	(466)	809	(11,075)	(35,321)	10,098	1,575	(1,226,591)

Realized gain (loss) on investments	1,456,384,716	(9,410)	1,318	2,796,742	48,299	165,903	6,673	5,070,503
Change in unrealized gain (loss) on investments	4,406,688,877	40,130	3,341	(1,824,792)	912,492	(15,925)	148,210	29,301,522

Net gain (loss) on investments	5,863,073,593	30,720	4,659	971,950	960,791	149,978	154,883	34,372,025

Reinvested capital gains	1,480,948,612	5,830	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,951,964,440	36,084	5,468	960,875	925,470	160,076	156,458	33,145,434

Investment Activity*:	ALMCS	AAEIP3	ARLPE3	ACVB	ACVCA	ACVI	ACVIG	ACVIG2
Reinvested dividends	$-	1,457	4,582	188,254	-	12	175,548	30,574
Mortality and expense risk charges (note 2)	(5,445)	(263)	(665)	(349,004)	(559)	(88)	(216,621)	(49,893)

Net investment income (loss)	(5,445)	1,194	3,917	(160,750)	(559)	(76)	(41,073)	(19,319)

Realized gain (loss) on investments	9,868	(136)	21,028	571,181	2,357	797	174,548	67,065
Change in unrealized gain (loss) on investments	(179,730)	10,089	(2,091)	1,864,868	(3,314)	(456)	670,370	128,753

Net gain (loss) on investments	(169,862)	9,953	18,937	2,436,049	(957)	341	844,918	195,818

Reinvested capital gains	192,029	-	-	1,216,241	5,223	218	2,278,975	538,425

Net increase (decrease) in contract owners’ equity resulting from operations	$16,722	11,147	22,854	3,491,540	3,707	483	3,082,820	714,924

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	ACVIP1	ACVIP2	ACVMV1	ACVMV2	ACVV2	AFGC	AFGF	AFHY
Reinvested dividends	$90,470	7,845,357	115,845	1,784,356	435,835	10,686	76,042	15,545
Mortality and expense risk charges (note 2)	(11,081)	(3,630,954)	(117,538)	(2,676,547)	(380,958)	(9,217)	(214,589)	(5,474)

Net investment income (loss)	79,389	4,214,403	(1,693)	(892,191)	54,877	1,469	(138,547)	10,071

Realized gain (loss) on investments	6,677	929,369	226,009	6,536,211	1,101,588	(583)	623,799	25,451
Change in unrealized gain (loss) on investments	75,478	6,600,953	1,710,774	25,660,660	1,555,579	(74,531)	532,436	(6,179)

Net gain (loss) on investments	82,155	7,530,322	1,936,783	32,196,871	2,657,167	(75,114)	1,156,235	19,272

Reinvested capital gains	-	-	-	-	-	61,040	2,040,826	-

Net increase (decrease) in contract owners’ equity resulting from operations	$161,544	11,744,725	1,935,090	31,304,680	2,712,044	(12,605)	3,058,514	29,343

Investment Activity*:	AMVBC4	AMVCB4	AMVGS4	AMVI4	AMVNW4	AVPAP2	BRVED3	BRVHY3
Reinvested dividends	$29,433	12,180	-	15,189	2,275	9,488,282	3,088,143	2,085,505
Mortality and expense risk charges (note 2)	(15,869)	(2,426)	(4,764)	(4,770)	(3,048)	(10,761,942)	(3,511,039)	(739,770)

Net investment income (loss)	13,564	9,754	(4,764)	10,419	(773)	(1,273,660)	(422,896)	1,345,735

Realized gain (loss) on investments	12,346	395	6,353	39,754	710	19,075,226	9,186,557	197,444
Change in unrealized gain (loss) on investments	398,864	39,810	13,292	(79,948)	(12,733)	54,530,718	3,252,917	(79,551)

Net gain (loss) on investments	411,210	40,205	19,645	(40,194)	(12,023)	73,605,944	12,439,474	117,893

Reinvested capital gains	-	-	19,482	-	6,398	-	29,140,881	178,923

Net increase (decrease) in contract owners’ equity resulting from operations	$424,774	49,959	34,363	(29,775)	(6,398)	72,332,284	41,157,459	1,642,551

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	BRVTR3	MLVGA3	DCAP	DCAPS	DGI	DSIF	DSIFS	DSRG
Reinvested dividends	$6,723,726	2,954,761	114,855	198,945	76,357	2,912,840	890,137	358,071
Mortality and expense risk charges (note 2)	(6,721,925)	(5,897,599)	(348,554)	(1,235,839)	(215,303)	(3,416,628)	(1,712,590)	(622,008)

Net investment income (loss)	1,801	(2,942,838)	(233,699)	(1,036,894)	(138,946)	(503,788)	(822,453)	(263,937)

Realized gain (loss) on investments	4,444	3,000,016	8,757,979	30,851,985	827,369	20,983,708	63,647,579	2,257,392
Change in unrealized gain (loss) on investments	(15,356,364)	(42,173,666)	(4,819,980)	(19,220,405)	1,697,585	28,606,101	(39,738,907)	7,510,118

Net gain (loss) on investments	(15,351,920)	(39,173,650)	3,937,999	11,631,580	2,524,954	49,589,809	23,908,672	9,767,510

Reinvested capital gains	1,689,657	58,792,851	2,873,970	9,321,651	1,038,932	11,316,975	6,215,319	1,052,885

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,660,462)	16,676,363	6,578,270	19,916,337	3,424,940	60,402,996	29,301,538	10,556,458

Investment Activity*:	DVDLS	DVMCSS	DVSCS	CHSMM	CLVHY2	DWVSVS	ETVFR	FQB
Reinvested dividends	$-	177,594	495,494	5,220	530,678	431,906	1,972,902	121,067
Mortality and expense risk charges (note 2)	(10,706)	(634,143)	(1,006,676)	(73,021)	(143,860)	(1,102,412)	(1,064,466)	(62,550)

Net investment income (loss)	(10,706)	(456,549)	(511,182)	(67,801)	386,818	(670,506)	908,436	58,517

Realized gain (loss) on investments	13,621	1,130,174	4,126,405	-	82,135	(202,055)	(237,200)	4,081
Change in unrealized gain (loss) on investments	116,324	7,323,148	10,574,560	-	(128,297)	19,769,632	610,073	(233,663)

Net gain (loss) on investments	129,945	8,453,322	14,700,965	-	(46,162)	19,567,577	372,873	(229,582)

Reinvested capital gains	-	254,925	1,014,615	-	-	-	-	41,991

Net increase (decrease) in contract owners’ equity resulting from operations	$119,239	8,251,698	15,204,398	(67,801)	340,656	18,897,071	1,281,309	(129,074)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FQBS	FVU2S	FAMP	FB2	FC2	FEI2	FEIP	FEMS2
Reinvested dividends	$334,354	8,413	1,439,269	7,558,616	23,221	5,857,921	5,345,609	885,498
Mortality and expense risk charges (note 2)	(219,345)	(7,540)	(1,225,279)	(13,690,115)	(1,886,253)	(5,171,668)	(3,809,444)	(531,756)

Net investment income (loss)	115,009	873	213,990	(6,131,499)	(1,863,032)	686,253	1,536,165	353,742

Realized gain (loss) on investments	8,277	7,176	4,379,939	8,040,140	1,012,449	3,200,977	9,633,799	1,977,405
Change in unrealized gain (loss) on investments	(716,660)	75,129	2,451,059	74,495,964	12,759,457	24,294,746	16,403,200	(9,315,878)

Net gain (loss) on investments	(708,383)	82,305	6,830,998	82,536,104	13,771,906	27,495,723	26,036,999	(7,338,473)

Reinvested capital gains	129,221	-	491,928	71,395,219	19,407,473	40,027,985	31,319,165	4,533,568

Net increase (decrease) in contract owners’ equity resulting from operations	$(464,153)	83,178	7,536,916	147,799,824	31,316,347	68,209,961	58,892,329	(2,451,163)

Investment Activity*:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2	FGI2
Reinvested dividends	$48,345	2,417,654	79,205	3,441,382	160,964	809,667	-	16,928,897
Mortality and expense risk charges (note 2)	(72,155)	(4,419,041)	(107,055)	(6,097,493)	(215,041)	(1,406,930)	(10,782,651)	(9,884,763)

Net investment income (loss)	(23,810)	(2,001,387)	(27,850)	(2,656,111)	(54,077)	(597,263)	(10,782,651)	7,044,134

Realized gain (loss) on investments	176,411	9,374,957	218,617	17,440,948	445,579	1,611,696	15,391,566	12,401,659
Change in unrealized gain (loss) on investments	(103,340)	(5,691,246)	16,458	(6,078,081)	600,456	3,875,345	(19,074,361)	97,386,765

Net gain (loss) on investments	73,071	3,683,711	235,075	11,362,867	1,046,035	5,487,041	(3,682,795)	109,788,424

Reinvested capital gains	189,609	10,574,411	434,594	22,577,590	684,008	3,706,523	148,804,280	34,157,752

Net increase (decrease) in contract owners’ equity resulting from operations	$238,870	12,256,735	641,819	31,284,346	1,675,966	8,596,301	134,338,834	150,990,310

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FGP	FHIP	FIGBP2	FIGBS	FMC2	FMCS	FNRS2	FO2
Reinvested dividends	$-	1,716,017	20,872,472	287,126	842,800	91,009	1,472,418	380,338
Mortality and expense risk charges (note 2)	(7,651,730)	(440,785)	(15,462,992)	(201,344)	(3,746,854)	(237,269)	(991,928)	(1,696,951)

Net investment income (loss)	(7,651,730)	1,275,232	5,409,480	85,782	(2,904,054)	(146,260)	480,490	(1,316,613)

Realized gain (loss) on investments	44,316,134	(324,799)	1,374,410	253,064	10,167,091	453,296	(6,016,974)	2,827,669
Change in unrealized gain (loss) on investments	(43,799,073)	22,719	(60,849,442)	(1,059,565)	5,975,200	646,843	28,497,838	7,901,917

Net gain (loss) on investments	517,061	(302,080)	(59,475,032)	(806,501)	16,142,291	1,100,139	22,480,864	10,729,586

Reinvested capital gains	119,307,966	-	31,144,480	399,520	38,051,795	2,850,218	-	8,540,020

Net increase (decrease) in contract owners’ equity resulting from operations	$112,173,297	973,152	(22,921,072)	(321,199)	51,290,032	3,804,097	22,961,354	17,952,993

Investment Activity*:	FOP	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2	FTVIS2
Reinvested dividends	$295,226	130,245	82,769	72,059	78,087	1,505,852	-	10,021,525
Mortality and expense risk charges (note 2)	(753,806)	(163,494)	(70,319)	(83,123)	(128,941)	(1,415,762)	(1,208,562)	(3,388,411)

Net investment income (loss)	(458,580)	(33,249)	12,450	(11,064)	(50,854)	90,090	(1,208,562)	6,633,114

Realized gain (loss) on investments	2,880,889	152,672	157,327	277,735	797,426	(3,712,306)	(4,149,412)	(489,250)
Change in unrealized gain (loss) on investments	2,800,856	3,399,741	593,712	812,133	(1,491,536)	11,704,794	194,325	23,654,179

Net gain (loss) on investments	5,681,745	3,552,413	751,039	1,089,868	(694,110)	7,992,488	(3,955,087)	23,164,929

Reinvested capital gains	4,225,128	85,730	498,480	479,237	178,962	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,448,293	3,604,894	1,261,969	1,558,041	(566,002)	8,082,578	(5,163,649)	29,798,043

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2	GVGMNS	GVMSAS	GVSSCS
Reinvested dividends	$22,702	293,510	44,116	766,997	480,737	-	61,640	1,353
Mortality and expense risk charges (note 2)	(4,035)	(427,996)	(6,358)	(1,150,955)	(390,278)	(171,305)	(43,139)	(2,532)

Net investment income (loss)	18,667	(134,486)	37,758	(383,958)	90,459	(171,305)	18,501	(1,179)

Realized gain (loss) on investments	(17,076)	10,546,582	(14,404)	(352,345)	(1,018,646)	180,570	40,898	4,189
Change in unrealized gain (loss) on investments	143,746	(4,459,629)	(651)	15,261,778	1,673,457	81,230	7,102	(20,298)

Net gain (loss) on investments	126,670	6,086,953	(15,055)	14,909,433	654,811	261,800	48,000	(16,109)

Reinvested capital gains	-	1,105,439	-	2,030,935	-	1,308,052	-	126,789

Net increase (decrease) in contract owners’ equity resulting from operations	$145,337	7,057,906	22,703	16,556,410	745,270	1,398,547	66,501	109,501

Investment Activity*:	RSRF	RVARS	ACEG2	IVBRA1	IVMCC2	OVAG	OVAG2	OVB
Reinvested dividends	$114	-	-	6,667	36,410	-	-	337,380
Mortality and expense risk charges (note 2)	(104)	(243,039)	(82,389)	(1,047)	(257,554)	(200,662)	(253,355)	(220,676)

Net investment income (loss)	10	(243,039)	(82,389)	5,620	(221,144)	(200,662)	(253,355)	116,704

Realized gain (loss) on investments	(10)	273,948	1,728,221	(4,611)	(788,693)	920,848	1,415,615	122,050
Change in unrealized gain (loss) on investments	5,496	471,891	(1,367,338)	14,227	3,919,064	136,489	(457,671)	(1,348,576)

Net gain (loss) on investments	5,486	745,839	360,883	9,616	3,130,371	1,057,337	957,944	(1,226,526)

Reinvested capital gains	-	368,654	796,677	6,641	-	1,582,230	1,953,273	600,380

Net increase (decrease) in contract owners’ equity resulting from operations	$5,496	871,454	1,075,171	21,877	2,909,227	2,438,905	2,657,862	(509,442)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVGI	OVGIS	OVGS	OVGSS	OVIG	OVIGS	OVMS	OVSB
Reinvested dividends	$86,774	962,861	-	-	-	-	372,619	64,572
Mortality and expense risk charges (note 2)	(136,323)	(2,532,074)	(2,086,956)	(2,203,974)	(8,585)	(997,329)	(337,640)	(18,659)

Net investment income (loss)	(49,549)	(1,569,213)	(2,086,956)	(2,203,974)	(8,585)	(997,329)	34,979	45,913

Realized gain (loss) on investments	2,990,863	46,619,650	4,673,444	4,748,848	74,094	15,125,402	962,904	(15,896)
Change in unrealized gain (loss) on investments	(713,921)	(11,803,963)	9,840,875	8,025,064	(72,733)	(12,812,332)	(49,743)	(101,251)

Net gain (loss) on investments	2,276,942	34,815,687	14,514,319	12,773,912	1,361	2,313,070	913,161	(117,147)

Reinvested capital gains	707,379	10,946,355	7,925,329	7,656,701	169,694	7,036,817	1,273,981	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,934,772	44,192,829	20,352,692	18,226,639	162,470	8,352,558	2,222,121	(71,234)

Investment Activity*:	OVSBS	OVSC	OVSCS	WRASP	WRENG	WRHIP	WRMCG	WRPAP
Reinvested dividends	$182,742	22,619	222,855	2,194,504	1,016	3,797,256	-	210
Mortality and expense risk charges (note 2)	(63,863)	(81,671)	(1,862,647)	(2,448,734)	(379)	(1,058,134)	(3,414,957)	(76)

Net investment income (loss)	118,879	(59,052)	(1,639,792)	(254,230)	637	2,739,122	(3,414,957)	134

Realized gain (loss) on investments	(65,524)	190,697	4,793,836	(775,753)	554	(771,966)	12,390,902	(7)
Change in unrealized gain (loss) on investments	(278,438)	624,244	10,963,168	(1,301,087)	20,407	777,471	(4,659,020)	1,373

Net gain (loss) on investments	(343,962)	814,941	15,757,004	(2,076,840)	20,961	5,505	7,731,882	1,366

Reinvested capital gains	-	380,384	7,792,266	14,218,209	-	-	24,840,523	618

Net increase (decrease) in contract owners’ equity resulting from operations	$(225,083)	1,136,273	21,909,478	11,887,139	21,598	2,744,627	29,157,448	2,118

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP	JPICB2
Reinvested dividends	$85,948	689,119	73,659	102,849	20,900	76,566	382,607	466,326
Mortality and expense risk charges (note 2)	(12,076)	(148,756)	(22,361)	(20,474)	(4,895)	(21,118)	(80,004)	(419,393)

Net investment income (loss)	73,872	540,363	51,298	82,375	16,005	55,448	302,603	46,933

Realized gain (loss) on investments	181,848	(53,997)	55,291	(79,395)	191,065	878,149	(225,896)	33,813
Change in unrealized gain (loss) on investments	(163,026)	3,412,496	501,179	356,805	(98,699)	(410,457)	1,634,594	(1,213,099)

Net gain (loss) on investments	18,822	3,358,499	556,470	277,410	92,366	467,692	1,408,698	(1,179,286)

Reinvested capital gains	200,544	1,718,919	69,297	224,184	26,738	58,128	891,098	380,365

Net increase (decrease) in contract owners’ equity resulting from operations	$293,238	5,617,781	677,065	583,969	135,109	581,268	2,602,399	(751,988)

Investment Activity*:	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	JAMGS	LZREMS
Reinvested dividends	$101,095	148,953	-	1,804,456	335,819	375,182	5,303	936,610
Mortality and expense risk charges (note 2)	(143,301)	(238,851)	(2,372,707)	(1,550,181)	(4,436,097)	(546,457)	(12,222)	(661,068)

Net investment income (loss)	(42,206)	(89,898)	(2,372,707)	254,275	(4,100,278)	(171,275)	(6,919)	275,542

Realized gain (loss) on investments	347,111	1,034,335	12,529,515	307,873	13,236,527	946,697	89,880	3,319,855
Change in unrealized gain (loss) on investments	1,698,234	1,574,817	(144,075)	(5,522,109)	(5,632,324)	3,345,247	54,451	(1,532,055)

Net gain (loss) on investments	2,045,345	2,609,152	12,385,440	(5,214,236)	7,604,203	4,291,944	144,331	1,787,800

Reinvested capital gains	556,894	91,982	20,619,129	2,557,168	38,503,696	-	200,047	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,560,033	2,611,236	30,631,862	(2,402,793)	42,007,621	4,120,669	337,459	2,063,342

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	LDVS	LOVSDC	LOVTRC	MNCPS2	M2IGSS	M3GRES	MNDSC	MV2RIS
Reinvested dividends	$76,518	33,610	1,858,173	3,000	2,298	861	-	61,198
Mortality and expense risk charges (note 2)	(7,112)	(8,354)	(1,070,268)	(3,001)	(109,205)	(712)	(1,593,643)	(94,744)

Net investment income (loss)	69,406	25,256	787,905	(1)	(106,907)	149	(1,593,643)	(33,546)

Realized gain (loss) on investments	2,120	1,753	53,203	9,648	416,665	161	776,030	39,719
Change in unrealized gain (loss) on investments	116,386	(29,939)	(2,559,750)	(6,283)	282,512	10,884	(20,017,285)	3,624

Net gain (loss) on investments	118,506	(28,186)	(2,506,547)	3,365	699,177	11,045	(19,241,255)	43,343

Reinvested capital gains	22,537	-	632,061	21,798	949,896	-	19,814,029	440,267

Net increase (decrease) in contract owners’ equity resulting from operations	$210,449	(2,930)	(1,086,581)	25,162	1,542,166	11,194	(1,020,869)	450,064

Investment Activity*:	MV3MVS	MVBRES	MVFSC	MVIGSC	MVIVSC	MVRBSS	MVUSC	MGRFV
Reinvested dividends	$174,564	7,613	4,703,138	134,942	472,795	38,482	3,617	-
Mortality and expense risk charges (note 2)	(251,160)	(6,885)	(6,198,923)	(402,194)	(5,031,587)	(13,388)	(1,300)	(22)

Net investment income (loss)	(76,596)	728	(1,495,785)	(267,252)	(4,558,792)	25,094	2,317	(22)

Realized gain (loss) on investments	759,937	3,030	22,008,093	193,810	8,113,240	(396)	17,690	114
Change in unrealized gain (loss) on investments	2,628,720	102,708	55,376,380	399,564	15,740,386	(37,498)	1,450	(246)

Net gain (loss) on investments	3,388,657	105,738	77,384,473	593,374	23,853,626	(37,894)	19,140	(132)

Reinvested capital gains	167,695	57,950	9,244,344	1,435,161	9,167,729	114	8,152	236

Net increase (decrease) in contract owners’ equity resulting from operations	$3,479,756	164,416	85,133,032	1,761,283	28,462,563	(12,686)	29,609	82

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MSEM	MSEMB	MSGI2	MSVEG2	MSVF2	MSVFI	MSVRE	MSVREB
Reinvested dividends	$52,957	26,318	375,409	-	247,191	86,055	316	18
Mortality and expense risk charges (note 2)	(14,399)	(4,757)	(237,368)	(144,414)	(136,327)	(29,462)	(237)	(14)

Net investment income (loss)	38,558	21,561	138,041	(144,414)	110,864	56,593	79	4

Realized gain (loss) on investments	(3,385)	(2,296)	73,973	(214,255)	81,051	(3,481)	645	139
Change in unrealized gain (loss) on investments	(72,769)	(34,247)	880,531	(3,058,350)	(1,001,646)	(233,709)	4,181	160

Net gain (loss) on investments	(76,154)	(36,543)	954,504	(3,272,605)	(920,595)	(237,190)	4,826	299

Reinvested capital gains	-	-	580,424	891,851	617,599	142,630	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,596)	(14,982)	1,672,969	(2,525,168)	(192,132)	(37,967)	4,905	303

Investment Activity*:	VKVGR2	DTRTFB	EIF	EIF2	GBF	GBF2	GEM	GEM2
Reinvested dividends	$7,291	427,000	69,282	4,685,208	2,983,927	7,175	75,249	534,306
Mortality and expense risk charges (note 2)	(3,494)	(210,757)	(24,613)	(5,912,057)	(2,690,693)	(5,048)	(101,599)	(970,577)

Net investment income (loss)	3,797	216,243	44,669	(1,226,849)	293,234	2,127	(26,350)	(436,271)

Realized gain (loss) on investments	(8,397)	(19,662)	37,528	28,614,281	1,500,590	(6,104)	308,176	1,575,590
Change in unrealized gain (loss) on investments	64,673	(505,748)	779,169	34,073,108	(8,434,170)	(6,573)	(927,222)	(9,561,803)

Net gain (loss) on investments	56,276	(525,410)	816,697	62,687,389	(6,933,580)	(12,677)	(619,046)	(7,986,213)

Reinvested capital gains	-	45,400	53,884	4,403,273	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$60,073	(263,767)	915,250	65,863,813	(6,640,346)	(10,550)	(645,396)	(8,422,484)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC
Reinvested dividends	$362,280	81,630,980	77,624,899	-	44,049,817	-	1,107,958	1,393,381
Mortality and expense risk charges (note 2)	(185,318)	(107,708,661)	(55,159,157)	(7,349,434)	(59,731,664)	(17,582,386)	(10,453,203)	(9,978,907)

Net investment income (loss)	176,962	(26,077,681)	22,465,742	(7,349,434)	(15,681,847)	(17,582,386)	(9,345,245)	(8,585,526)

Realized gain (loss) on investments	266,075	272,110,870	13,330,498	8,640,451	119,735,913	23,022,138	25,893,102	11,047,452
Change in unrealized gain (loss) on investments	1,099,577	604,725,404	(136,729,624)	48,969,584	640,703,093	180,270,517	52,003,083	26,271,400

Net gain (loss) on investments	1,365,652	876,836,274	(123,399,126)	57,610,035	760,439,006	203,292,655	77,896,185	37,318,852

Reinvested capital gains	-	44,675,805	21,601,802	13,489,101	76,161,715	20,270,539	10,707,619	5,704,728

Net increase (decrease) in contract owners’ equity resulting from operations	$1,542,614	895,434,398	(79,331,582)	63,749,702	820,918,874	205,980,808	79,258,559	34,438,054

Investment Activity*:	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM	GVIX2	GVIX8	HIBF
Reinvested dividends	$23,786	33,695,072	283,737	1,352,534	3,877,215	151,174	3,811,413	2,555,328
Mortality and expense risk charges (note 2)	(8,099)	(22,632,767)	(3,266,365)	(8,897,318)	(30,470,988)	(30,180)	(2,011,879)	(849,839)

Net investment income (loss)	15,687	11,062,305	(2,982,628)	(7,544,784)	(26,593,773)	120,994	1,799,534	1,705,489

Realized gain (loss) on investments	2,220	12,956,690	7,153,907	6,083,350	76,917,890	147,491	901,589	(14,731)
Change in unrealized gain (loss) on investments	213,340	302,515,768	18,333,537	5,208,754	97,077,492	55,292	7,586,794	148,088

Net gain (loss) on investments	215,560	315,472,458	25,487,444	11,292,104	173,995,382	202,783	8,488,383	133,357

Reinvested capital gains	7,697	11,189,398	3,658,102	3,632,584	23,183,460	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$238,944	337,724,161	26,162,918	7,379,904	170,585,069	323,777	10,287,917	1,838,846

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	IDPG2	IDPGI2	MCIF	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2
Reinvested dividends	$2,102,813	913,991	4,774,035	34,494	13,336,471	-	1,371,538	2,032,377
Mortality and expense risk charges (note 2)	(16,919,063)	(6,956,854)	(5,506,232)	(23,983)	(3,545,517)	(38,384,532)	(8,875,930)	(19,984,268)

Net investment income (loss)	(14,816,250)	(6,042,863)	(732,197)	10,511	9,790,954	(38,384,532)	(7,504,392)	(17,951,891)

Realized gain (loss) on investments	12,957,825	3,601,652	545,958	33,565	1,283,032	14,997,536	14,137,317	13,005,762
Change in unrealized gain (loss) on investments	75,245,625	19,432,778	62,957,822	217,473	(2,961,776)	307,788,431	116,596,567	181,651,282

Net gain (loss) on investments	88,203,450	23,034,430	63,503,780	251,038	(1,678,744)	322,785,967	130,733,884	194,657,044

Reinvested capital gains	43,403,889	11,338,565	6,685,661	43,944	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,791,089	28,330,132	69,457,244	305,493	8,112,210	284,401,435	123,229,492	176,705,153

Investment Activity*:	NCPGI2	NJMMA2	NJNDE2	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVBX
Reinvested dividends	$886,518	649,804	95,980	439,915	769,979	74,981	1,934,165	23,915
Mortality and expense risk charges (note 2)	(8,622,024)	(269,841)	(364,697)	(473,381)	(1,167,302)	(68,305)	(2,647,976)	(6,577)

Net investment income (loss)	(7,735,506)	379,963	(268,717)	(33,466)	(397,323)	6,676	(713,811)	17,338

Realized gain (loss) on investments	4,213,117	43,955	755,851	(394,879)	1,046,114	208,108	13,019,628	1,586
Change in unrealized gain (loss) on investments	52,100,175	(319,993)	4,723,493	10,349,749	20,946,007	1,196,299	36,594,424	(90,952)

Net gain (loss) on investments	56,313,292	(276,038)	5,479,344	9,954,870	21,992,121	1,404,407	49,614,052	(89,366)

Reinvested capital gains	-	1,000,370	1,070,936	-	-	-	-	4,425

Net increase (decrease) in contract owners’ equity resulting from operations	$48,577,786	1,104,295	6,281,563	9,921,404	21,594,798	1,411,083	48,900,241	(67,603)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCBD1	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2
Reinvested dividends	$58,927	2,037,332	4,126,819	746,039	543,295	963,319	3,789,353	138,489
Mortality and expense risk charges (note 2)	(43,961)	(1,674,146)	(36,756,672)	(10,085,215)	(5,236,423)	(10,204,983)	(35,048,729)	(1,641,275)

Net investment income (loss)	14,966	363,186	(32,629,853)	(9,339,176)	(4,693,128)	(9,241,664)	(31,259,376)	(1,502,786)

Realized gain (loss) on investments	17,721	377,008	55,756,058	2,993,137	(2,506,809)	9,474,087	45,130,759	801,896
Change in unrealized gain (loss) on investments	(207,221)	(7,065,316)	299,685,564	24,127,232	57,578,954	49,621,582	248,651,653	17,316,960

Net gain (loss) on investments	(189,500)	(6,688,308)	355,441,622	27,120,369	55,072,145	59,095,669	293,782,412	18,118,856

Reinvested capital gains	88,481	3,302,116	-	1,532,848	-	169,137	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(86,053)	(3,023,006)	322,811,769	19,314,041	50,379,017	50,023,142	262,523,036	16,616,070

Investment Activity*:	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6	NVLCP2	NVLCPP
Reinvested dividends	$3,194,824	3,044,153	2,410,843	300,263	476,778	970,505	227,492	8,636,550
Mortality and expense risk charges (note 2)	(29,560,193)	(22,253,588)	(21,122,038)	(324,578)	(361,426)	(677,840)	(968,259)	(1,051,145)

Net investment income (loss)	(26,365,369)	(19,209,435)	(18,711,195)	(24,315)	115,352	292,665	(740,767)	7,585,405

Realized gain (loss) on investments	28,377,824	40,400,921	51,025,445	42,276	514,470	1,197,149	875,734	(131,997)
Change in unrealized gain (loss) on investments	181,073,672	64,624,703	89,786,259	(643,882)	3,404,743	2,984,835	(4,774,695)	(8,609,868)

Net gain (loss) on investments	209,451,496	105,025,624	140,811,704	(601,606)	3,919,213	4,181,984	(3,898,961)	(8,741,865)

Reinvested capital gains	-	14,461,084	21,506,008	7,596	22,541	-	2,927,848	-

Net increase (decrease) in contract owners’ equity resulting from operations	$183,086,127	100,277,273	143,606,517	(618,325)	4,057,106	4,474,649	(1,711,880)	(1,156,460)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMGA2	NVMIG1	NVMIG6	NVMIVX	NVMIVZ	NVMLG1	NVMLG2	NVMM2
Reinvested dividends	$13,564,212	117,982	316,241	72,711	6,215,058	-	-	-
Mortality and expense risk charges (note 2)	(5,095,616)	(424,712)	(2,369,334)	(29,563)	(3,062,948)	(150,700)	(2,188,113)	(6,711)

Net investment income (loss)	8,468,596	(306,730)	(2,053,093)	43,148	3,152,110	(150,700)	(2,188,113)	(6,711)

Realized gain (loss) on investments	3,045,445	227,776	4,816,112	70,535	7,160,601	(279,598)	(10,280,254)	-
Change in unrealized gain (loss) on investments	(1,216,805)	(1,461,671)	(19,773,868)	69,495	7,322,277	2,184,062	33,895,155	-

Net gain (loss) on investments	1,828,640	(1,233,895)	(14,957,756)	140,030	14,482,878	1,904,464	23,614,901	-

Reinvested capital gains	-	1,002,132	4,746,720	-	-	1,974,182	25,242,849	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,297,236	(538,493)	(12,264,129)	183,178	17,634,988	3,727,946	46,669,637	(6,711)

Investment Activity*:	NVMMG1	NVMMG2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVNSR2
Reinvested dividends	$286,113	-	5,910	1,685,694	248,599	103,338	7,117	369,227
Mortality and expense risk charges (note 2)	(3,235,660)	(2,278,509)	(3,319)	(3,222,242)	(1,113,663)	(700,851)	(27,966)	(1,721,952)

Net investment income (loss)	(2,949,547)	(2,278,509)	2,591	(1,536,548)	(865,064)	(597,513)	(20,849)	(1,352,725)

Realized gain (loss) on investments	2,676,760	4,631,300	(24,343)	(9,043,541)	3,722,114	1,174,861	41,769	2,595,340
Change in unrealized gain (loss) on investments	(45,639,826)	(34,416,267)	153,390	55,564,007	13,890,986	8,799,975	198,432	10,269,701

Net gain (loss) on investments	(42,963,066)	(29,784,967)	129,047	46,520,466	17,613,100	9,974,836	240,201	12,865,041

Reinvested capital gains	31,736,955	21,936,262	-	-	1,668,915	954,046	254,277	13,688,558

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,175,658)	(10,127,214)	131,638	44,983,918	18,416,951	10,331,369	473,629	25,200,874

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVOLG1	NVOLG2	NVRE1	NVRE2	NVSIX2	NVSTB2	NVTIV3	SAM
Reinvested dividends	$2,411,490	2,450,314	465,620	777,871	1,666,928	1,832,329	680,276	167
Mortality and expense risk charges (note 2)	(6,193,568)	(5,783,439)	(569,845)	(1,419,770)	(2,771,062)	(2,578,019)	(492,968)	(9,785,090)

Net investment income (loss)	(3,782,078)	(3,333,125)	(104,225)	(641,899)	(1,104,134)	(745,690)	187,308	(9,784,923)

Realized gain (loss) on investments	286,878	13,605,311	240,880	2,638,433	(2,635,993)	223,493	(8,034,829)	-
Change in unrealized gain (loss) on investments	111,797,187	73,928,945	15,769,390	30,684,874	17,164,126	(3,090,200)	10,841,189	-

Net gain (loss) on investments	112,084,065	87,534,256	16,010,270	33,323,307	14,528,133	(2,866,707)	2,806,360	-

Reinvested capital gains	7,781,780	5,978,933	-	-	3,788,459	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,083,767	90,180,064	15,906,045	32,681,408	17,212,458	(3,612,397)	2,993,668	(9,784,923)

Investment Activity*:	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2	TRF	TRF2
Reinvested dividends	$-	-	-	-	-	-	1,019,394	618,608
Mortality and expense risk charges (note 2)	(988,474)	(868,025)	(105,203)	(876,666)	(334,936)	(745,446)	(1,780,475)	(1,754,047)

Net investment income (loss)	(988,474)	(868,025)	(105,203)	(876,666)	(334,936)	(745,446)	(761,081)	(1,135,439)

Realized gain (loss) on investments	1,567,058	1,286,539	296,350	(142,571)	(1,333,527)	(3,041,559)	10,656,164	12,525,594
Change in unrealized gain (loss) on investments	17,015,413	12,230,700	(141,955)	(524,753)	8,146,637	15,194,606	8,985,795	4,156,886

Net gain (loss) on investments	18,582,471	13,517,239	154,395	(667,324)	6,813,110	12,153,047	19,641,959	16,682,480

Reinvested capital gains	753,355	676,946	658,295	5,877,217	-	-	6,133,376	5,719,006

Net increase (decrease) in contract owners’ equity resulting from operations	$18,347,352	13,326,160	707,487	4,333,227	6,478,174	11,407,601	25,014,254	21,266,047

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMCG	AMINS	AMMCGS	AMSRS	AMTB	NOTB4	NOTG4	NOTMG4
Reinvested dividends	$-	394	-	65,095	1,550,446	39,096	32,984	48,800
Mortality and expense risk charges (note 2)	(219)	(2,048)	(59,852)	(235,330)	(883,796)	(126,441)	(85,813)	(118,940)

Net investment income (loss)	(219)	(1,654)	(59,852)	(170,235)	666,650	(87,345)	(52,829)	(70,140)

Realized gain (loss) on investments	2,999	686	350,949	1,224,146	15,117	123,714	30,019	81,434
Change in unrealized gain (loss) on investments	(2,539)	12,216	(334,119)	2,012,144	(1,108,845)	438,925	476,445	541,577

Net gain (loss) on investments	460	12,902	16,830	3,236,290	(1,093,728)	562,639	506,464	623,011

Reinvested capital gains	1,252	1,801	449,889	332,853	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,493	13,049	406,867	3,398,908	(427,078)	475,294	453,635	552,871

Investment Activity*:	PMUBA	PMVAAD	PMVEBD	PMVFAD	PMVFHA	PMVFHV	PMVHYD	PMVIV
Reinvested dividends	$1,231	4,652,907	623,823	962,584	8,678	17	14,851	82,762
Mortality and expense risk charges (note 2)	(340)	(688,884)	(218,582)	(256,915)	(2,288)	(9)	(1,546)	(27,370)

Net investment income (loss)	891	3,964,023	405,241	705,669	6,390	8	13,305	55,392

Realized gain (loss) on investments	1	277,733	(31,499)	(111,260)	1,473	-	1,022	7,183
Change in unrealized gain (loss) on investments	(1,609)	1,305,467	(967,346)	(2,193,240)	(26,177)	(39)	(3,826)	(40,859)

Net gain (loss) on investments	(1,608)	1,583,200	(998,845)	(2,304,500)	(24,704)	(39)	(2,804)	(33,676)

Reinvested capital gains	1,095	-	-	28,402	4,717	12	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$378	5,547,223	(593,604)	(1,570,429)	(13,597)	(19)	10,501	21,716

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD	PVEIB	PVGOB	PVIGIB
Reinvested dividends	$1,747,119	35,475	17,284	813,440	6,089,798	239,978	-	45,713
Mortality and expense risk charges (note 2)	(6,060,993)	(2,899)	(2,395)	(1,164,424)	(5,301,184)	(440,234)	(90,142)	(58,319)

Net investment income (loss)	(4,313,874)	32,576	14,889	(350,984)	788,614	(200,256)	(90,142)	(12,606)

Realized gain (loss) on investments	(1,292,652)	1,993	43,203	(18,331)	(9,160,983)	339,485	838,278	114,381
Change in unrealized gain (loss) on investments	(4,654,512)	2,125	27,504	(951,130)	(20,432,515)	4,763,920	(306,982)	36,721

Net gain (loss) on investments	(5,947,164)	4,118	70,707	(969,461)	(29,593,498)	5,103,405	531,296	151,102

Reinvested capital gains	-	-	-	-	17,543,957	747,127	614,172	28,797

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,261,038)	36,694	85,596	(1,320,445)	(11,260,927)	5,650,276	1,055,326	167,293

Investment Activity*:	PVTIGB	ROCSC	TRHS2	VVGGS	VWBF	VWEM	VWHA	VWHAS
Reinvested dividends	$174,933	2,899	-	31,996	276,247	131,127	49,443	159,893
Mortality and expense risk charges (note 2)	(242,898)	(873)	(5,544,092)	(3,261)	(72,778)	(191,838)	(158,485)	(750,008)

Net investment income (loss)	(67,965)	2,026	(5,544,092)	28,735	203,469	(60,711)	(109,042)	(590,115)

Realized gain (loss) on investments	304,338	(4,678)	7,627,230	(94,530)	(38,316)	452,387	(253,354)	4,981,146
Change in unrealized gain (loss) on investments	123,847	55,788	10,988,591	(57,762)	(456,402)	(2,514,356)	2,181,572	1,191,092

Net gain (loss) on investments	428,185	51,110	18,615,821	(152,292)	(494,718)	(2,061,969)	1,928,218	6,172,238

Reinvested capital gains	539,447	-	24,046,326	-	-	320,208	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$899,667	53,136	37,118,055	(123,557)	(291,249)	(1,802,472)	1,819,176	5,582,123

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VRVDRA	SVDF	SVOF	WFVOG2	WFVSCG	HVSIT	DWVVLS
Reinvested dividends	$80,716	-	130	-	-	-	47,755
Mortality and expense risk charges (note 2)	(103,255)	(1,011)	(4,174)	(288)	(2,363,629)	(209,607)	(3,302)

Net investment income (loss)	(22,539)	(1,011)	(4,044)	(288)	(2,363,629)	(209,607)	44,453

Realized gain (loss) on investments	206,460	3,747	15,109	2,550	6,248,928	(4,097,943)	(6,565)
Change in unrealized gain (loss) on investments	2,259,575	(12,309)	36,044	(2,164)	(13,702,220)	(861,945)	(17,868)

Net gain (loss) on investments	2,466,035	(8,562)	51,153	386	(7,453,292)	(4,959,888)	(24,433)

Reinvested capital gains	215,359	5,209	15,611	2,202	17,489,357	4,778,744	246,144

Net increase (decrease) in contract owners’ equity resulting from operations	$2,658,855	(4,364)	62,720	2,300	7,672,436	(390,751)	266,164

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVBWB		ALVDAA		ALVDAB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(392,057,765)	(166,768,720)	(466)	5,501	809	675	(11,075)	(45,708)
Realized gain (loss) on investments	1,456,384,716	555,358,571	(9,410)	(1,567)	1,318	31	2,796,742	102,861
Change in unrealized gain (loss) on investments	4,406,688,877	2,892,786,117	40,130	14,494	3,341	2,197	(1,824,792)	299,157
Reinvested capital gains	1,480,948,612	2,411,773,593	5,830	9,611	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,951,964,440	5,693,149,561	36,084	28,039	5,468	2,903	960,875	356,310

Equity transactions:
Purchase payments received from contract owners (note 4)	5,724,790,497	2,993,224,859	-	-	-	-	269,280	108,764
Transfers between funds	1,465	-	34	911	(530)	5,833	(12,719,530)	(10,426)
Redemptions (notes 2, 3, and 4)	(6,363,968,302)	(4,899,317,672)	(115,484)	(4,373)	(5,266)	-	(2,316,570)	(999,714)
Adjustments to maintain reserves	216,986	236,004	19	6	6	1	50	135

Net equity transactions	(638,959,354)	(1,905,856,809)	(115,431)	(3,456)	(5,790)	5,834	(14,766,770)	(901,241)

Net change in contract owners’ equity	6,313,005,086	3,787,292,752	(79,347)	24,583	(322)	8,737	(13,805,895)	(544,931)
Contract owners’ equity at beginning of period	59,291,749,570	55,504,456,818	347,712	323,129	62,732	53,995	13,805,895	14,350,826

Contract owners’ equity at end of period	$65,604,754,656	59,291,749,570	268,365	347,712	62,410	62,732	-	13,805,895

CHANGE IN UNITS:
Beginning units	3,099,901,373	3,169,143,178	18,898	19,109	4,485	4,030	1,039,394	1,110,926
Units purchased	641,278,921	575,748,244	14	68	18	455	79,765	38,991
Units redeemed	(639,511,995)	(644,990,049)	(5,996)	(279)	(410)	-	(1,119,159)	(110,523)

Ending units	3,101,668,299	3,099,901,373	12,916	18,898	4,093	4,485	-	1,039,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALVGIB		ALVIVB		ALVSVA		ALVSVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(35,321)	(5,623)	10,098	1,835	1,575	3,105	(1,226,591)	(640,860)
Realized gain (loss) on investments	48,299	141,422	165,903	(53,219)	6,673	(53,692)	5,070,503	(5,375,199)
Change in unrealized gain (loss) on investments	912,492	(374,094)	(15,925)	78,134	148,210	58,449	29,301,522	7,341,087
Reinvested capital gains	-	194,656	-	-	-	23,554	-	4,359,733

Net increase (decrease) in contract owners’ equity resulting from operations	925,470	(43,639)	160,076	26,750	156,458	31,416	33,145,434	5,684,761

Equity transactions:
Purchase payments received from contract owners (note 4)	1,538	71,880	15,088	126,152	101,389	492	16,984,673	4,449,764
Transfers between funds	28,592	(474,253)	1,237,036	205,479	(105,339)	(26,026)	(2,378,153)	2,554,146
Redemptions (notes 2, 3, and 4)	(219,843)	(309,216)	(165,247)	(18,177)	(47,425)	(106,866)	(13,107,873)	(7,147,143)
Adjustments to maintain reserves	(74)	22	(59)	44	(7)	18	37	37

Net equity transactions	(189,787)	(711,567)	1,086,818	313,498	(51,382)	(132,382)	1,498,684	(143,196)

Net change in contract owners’ equity	735,683	(755,206)	1,246,894	340,248	105,076	(100,966)	34,644,118	5,541,565
Contract owners’ equity at beginning of period	3,662,678	4,417,884	1,559,120	1,218,872	494,075	595,041	104,198,797	98,657,232

Contract owners’ equity at end of period	$4,398,361	3,662,678	2,806,014	1,559,120	599,151	494,075	138,842,915	104,198,797

CHANGE IN UNITS:
Beginning units	104,459	127,381	175,607	138,361	26,824	33,267	2,428,393	2,334,269
Units purchased	5,707	5,396	248,268	66,404	5,068	136,000	1,111,013	637,814
Units redeemed	(10,064)	(28,318)	(133,281)	(29,158)	(7,813)	(142,443)	(1,118,111)	(543,690)

Ending units	100,102	104,459	290,594	175,607	24,079	26,824	2,421,295	2,428,393

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALMCS		AAEIP3		ARLPE3		ACVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(5,445)	(3,958)	1,194	618	3,917	14,809	(160,750)	(42,783)
Realized gain (loss) on investments	9,868	124,986	(136)	(292)	21,028	119	571,181	754,732
Change in unrealized gain (loss) on investments	(179,730)	(4,137)	10,089	(6,872)	(2,091)	(7,730)	1,864,868	1,026,097
Reinvested capital gains	192,029	61,772	-	-	-	2,193	1,216,241	884,695

Net increase (decrease) in contract owners’ equity resulting from operations	16,722	178,663	11,147	(6,546)	22,854	9,391	3,491,540	2,622,741

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	15,000	5,000	20,000	-	122,388	636,105
Transfers between funds	(16,234)	34,789	23,048	3,351	(79,504)	70,437	(16,769)	173,252
Redemptions (notes 2, 3, and 4)	(29,913)	(17,314)	(326)	-	-	-	(2,730,119)	(4,220,049)
Adjustments to maintain reserves	(27)	(7)	(11)	(5)	(9)	3	(94)	116

Net equity transactions	(46,174)	17,468	37,711	8,346	(59,513)	70,440	(2,624,594)	(3,410,576)

Net change in contract owners’ equity	(29,452)	196,131	48,858	1,800	(36,659)	79,831	866,946	(787,835)
Contract owners’ equity at beginning of period	509,767	313,636	24,770	22,970	149,335	69,504	25,795,609	26,583,444

Contract owners’ equity at end of period	$480,315	509,767	73,628	24,770	112,676	149,335	26,662,555	25,795,609

CHANGE IN UNITS:
Beginning units	10,992	10,997	3,988	2,758	11,330	5,727	530,862	606,322
Units purchased	146	10,042	5,118	1,402	1,213	5,604	10,707	38,115
Units redeemed	(1,067)	(10,047)	(430)	(172)	(5,603)	(1)	(61,473)	(113,575)

Ending units	10,071	10,992	8,676	3,988	6,940	11,330	480,096	530,862

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVCA		ACVI		ACVIG		ACVIG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(559)	(417)	(76)	(64)	(41,073)	77,565	(19,319)	11,200
Realized gain (loss) on investments	2,357	491	797	129	174,548	95,450	67,065	46,884
Change in unrealized gain (loss) on investments	(3,314)	8,731	(456)	1,289	670,370	446,782	128,753	79,600
Reinvested capital gains	5,223	3,684	218	98	2,278,975	620,921	538,425	163,459

Net increase (decrease) in contract owners’ equity resulting from operations	3,707	12,489	483	1,452	3,082,820	1,240,718	714,924	301,143

Equity transactions:
Purchase payments received from contract owners (note 4)	1,079	855	738	877	214,630	67,711	1,828	21,661
Transfers between funds	-	-	-	-	641,915	(272,261)	(76,631)	27,301
Redemptions (notes 2, 3, and 4)	(7,574)	(3,945)	(3,259)	(1,595)	(1,068,370)	(686,571)	(294,318)	(425,266)
Adjustments to maintain reserves	218	369	(22)	102	1	(12)	(169)	67

Net equity transactions	(6,277)	(2,721)	(2,543)	(616)	(211,824)	(891,133)	(369,290)	(376,237)

Net change in contract owners’ equity	(2,570)	9,768	(2,060)	836	2,870,996	349,585	345,634	(75,094)
Contract owners’ equity at beginning of period	42,832	33,064	7,985	7,149	13,865,280	13,515,695	3,498,121	3,573,215

Contract owners’ equity at end of period	$40,262	42,832	5,925	7,985	16,736,276	13,865,280	3,843,755	3,498,121

CHANGE IN UNITS:
Beginning units	-	-	-	-	463,781	498,774	95,652	107,378
Units purchased	-	-	-	-	80,928	17,726	3,863	6,075
Units redeemed	-	-	-	-	(85,999)	(52,719)	(12,829)	(17,801)

Ending units	-	-	-	-	458,710	463,781	86,686	95,652

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIP1		ACVIP2		ACVMV1		ACVMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$79,389	21,533	4,214,403	(334,366)	(1,693)	52,053	(892,191)	195,733
Realized gain (loss) on investments	6,677	8,344	929,369	(631,533)	226,009	(163,750)	6,536,211	(1,335,632)
Change in unrealized gain (loss) on investments	75,478	128,343	6,600,953	15,530,923	1,710,774	(168,205)	25,660,660	2,377,797
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	161,544	158,220	11,744,725	14,565,024	1,935,090	(279,902)	31,304,680	1,237,898

Equity transactions:
Purchase payments received from contract owners (note 4)	158,115	79,610	30,471,801	7,640,691	432,694	232,370	16,452,409	6,782,379
Transfers between funds	810,657	(64,293)	65,601,596	4,469,975	(205,290)	(580,529)	(8,235,818)	119,440
Redemptions (notes 2, 3, and 4)	(36,193)	(137,005)	(25,431,117)	(18,101,631)	(909,410)	(929,299)	(17,356,730)	(12,668,276)
Adjustments to maintain reserves	(15)	14	(123)	129	30	19	(34)	(132)

Net equity transactions	932,564	(121,674)	70,642,157	(5,990,836)	(681,976)	(1,277,439)	(9,140,173)	(5,766,589)

Net change in contract owners’ equity	1,094,108	36,546	82,386,882	8,574,188	1,253,114	(1,557,341)	22,164,507	(4,528,691)
Contract owners’ equity at beginning of period	1,918,616	1,882,070	205,840,830	197,266,642	9,272,972	10,830,313	156,430,128	160,958,819

Contract owners’ equity at end of period	$3,012,724	1,918,616	288,227,712	205,840,830	10,526,086	9,272,972	178,594,635	156,430,128

CHANGE IN UNITS:
Beginning units	168,947	181,218	13,530,463	14,004,669	346,062	399,967	4,865,239	5,000,394
Units purchased	87,031	27,206	7,618,319	3,873,212	34,823	40,101	1,047,979	967,358
Units redeemed	(5,529)	(39,477)	(3,189,285)	(4,347,418)	(55,521)	(94,006)	(1,319,797)	(1,102,513)

Ending units	250,449	168,947	17,959,497	13,530,463	325,364	346,062	4,593,421	4,865,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVV2		AFGC		AFGF		AFHY
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$54,877	10,395	1,469	5,250	(138,547)	(92,053)	10,071	36,537
Realized gain (loss) on investments	1,101,588	(17,138)	(583)	5,312	623,799	597,966	25,451	(26,092)
Change in unrealized gain (loss) on investments	1,555,579	75,206	(74,531)	29,640	532,436	4,535,121	(6,179)	22,444
Reinvested capital gains	-	-	61,040	16,139	2,040,826	285,408	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,712,044	68,463	(12,605)	56,341	3,058,514	5,326,442	29,343	32,889

Equity transactions:
Purchase payments received from contract owners (note 4)	8,958,450	300,295	166	614	4,228	26,460	1,832	12,777
Transfers between funds	23,617,521	2,700,809	(2,609)	102,376	-	145,044	(5,127)	23,707
Redemptions (notes 2, 3, and 4)	(2,335,445)	(8,511)	(23,060)	(36,916)	(1,148,520)	(900,522)	(131,531)	(53,376)
Adjustments to maintain reserves	5	38	(4)	(122)	(167)	572	(51)	50

Net equity transactions	30,240,531	2,992,631	(25,507)	65,952	(1,144,459)	(728,446)	(134,877)	(16,842)

Net change in contract owners’ equity	32,952,575	3,061,094	(38,112)	122,293	1,914,055	4,597,996	(105,534)	16,047
Contract owners’ equity at beginning of period	3,061,094	-	726,037	603,744	15,465,141	10,867,145	519,576	503,529

Contract owners’ equity at end of period	$36,013,669	3,061,094	687,925	726,037	17,379,196	15,465,141	414,042	519,576

CHANGE IN UNITS:
Beginning units	89,777	-	17,811	16,091	46,920	49,615	6,943	7,182
Units purchased	1,179,211	102,099	-	3,683	6	836	2,920	6,132
Units redeemed	(383,511)	(12,322)	(636)	(1,963)	(3,243)	(3,531)	(4,718)	(6,371)

Ending units	885,477	89,777	17,175	17,811	43,683	46,920	5,145	6,943

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$13,564	6,295	9,754	3,118	(4,764)	(2,357)	10,419	(433)
Realized gain (loss) on investments	12,346	(13,306)	395	2	6,353	16,727	39,754	30,165
Change in unrealized gain (loss) on investments	398,864	51,839	39,810	4,206	13,292	103,534	(79,948)	11,749
Reinvested capital gains	-	3,462	-	-	19,482	30,106	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	424,774	48,290	49,959	7,326	34,363	148,010	(29,775)	41,481

Equity transactions:
Purchase payments received from contract owners (note 4)	1,787,335	406,458	403,998	22,423	128,021	-	456,634	3,595
Transfers between funds	(8,188)	21,950	(13)	-	92,666	(50,069)	17,124	(220,281)
Redemptions (notes 2, 3, and 4)	(26,422)	(118,182)	(303)	-	(11,950)	-	(148,527)	(6,588)
Adjustments to maintain reserves	(42)	18	(13)	(3)	(6)	4	-	6

Net equity transactions	1,752,683	310,244	403,669	22,420	208,731	(50,065)	325,231	(223,268)

Net change in contract owners’ equity	2,177,457	358,534	453,628	29,746	243,094	97,945	295,456	(181,787)
Contract owners’ equity at beginning of period	908,271	549,737	178,195	148,449	637,018	539,073	343,835	525,622

Contract owners’ equity at end of period	$3,085,728	908,271	631,823	178,195	880,112	637,018	639,291	343,835

CHANGE IN UNITS:
Beginning units	75,460	48,970	15,431	13,318	43,527	47,375	29,230	50,587
Units purchased	177,278	61,164	32,587	2,113	18,076	7,132	38,658	4,321
Units redeemed	(48,523)	(34,674)	(23)	-	(4,805)	(10,980)	(12,334)	(25,678)

Ending units	204,215	75,460	47,995	15,431	56,798	43,527	55,554	29,230

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVNW4		AVPAP2		BRVED3		BRVHY3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(773)	(25)	(1,273,660)	(97,875)	(422,896)	1,082,512	1,345,735	1,156,503
Realized gain (loss) on investments	710	1	19,075,226	6,575,301	9,186,557	2,506,394	197,444	405,060
Change in unrealized gain (loss) on investments	(12,733)	921	54,530,718	(7,037,210)	3,252,917	(5,505,137)	(79,551)	71,653
Reinvested capital gains	6,398	-	-	27,646,549	29,140,881	8,022,225	178,923	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,398)	897	72,332,284	27,086,765	41,157,459	6,105,994	1,642,551	1,633,216

Equity transactions:
Purchase payments received from contract owners (note 4)	367,964	54,473	2,906,605	3,045,433	1,605,225	2,491,422	19,736,019	7,600,033
Transfers between funds	4,374	-	(11,905,475)	(14,034,343)	(29,540,540)	3,225,058	7,065,780	(18,253,349)
Redemptions (notes 2, 3, and 4)	(6,265)	1	(87,211,197)	(61,491,605)	(15,077,696)	(14,092,055)	(3,447,597)	(2,734,430)
Adjustments to maintain reserves	(4)	-	(17)	227	(51)	372	73,296	238

Net equity transactions	366,069	54,474	(96,210,084)	(72,480,288)	(43,013,062)	(8,375,203)	23,427,498	(13,387,508)

Net change in contract owners’ equity	359,671	55,371	(23,877,800)	(45,393,523)	(1,855,603)	(2,269,209)	25,070,049	(11,754,292)
Contract owners’ equity at beginning of period	55,371	-	706,431,019	751,824,542	240,165,842	242,435,051	38,212,216	49,966,508

Contract owners’ equity at end of period	$415,042	55,371	682,553,219	706,431,019	238,310,239	240,165,842	63,282,265	38,212,216

CHANGE IN UNITS:
Beginning units	4,129	-	43,965,150	48,793,019	16,016,383	16,520,109	3,105,765	4,274,867
Units purchased	37,061	4,129	2,050,857	818,999	541,699	2,371,669	2,810,667	2,079,781
Units redeemed	(11,261)	-	(7,704,141)	(5,646,868)	(3,151,006)	(2,875,395)	(974,395)	(3,248,883)

Ending units	29,929	4,129	38,311,866	43,965,150	13,407,076	16,016,383	4,942,037	3,105,765

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVTR3		MLVGA3		DCAP		DCAPS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,801	1,788,569	(2,942,838)	(1,179,872)	(233,699)	(142,131)	(1,036,894)	(840,032)
Realized gain (loss) on investments	4,444	2,240,827	3,000,016	(2,674,484)	8,757,979	(60,083)	30,851,985	(2,765,467)
Change in unrealized gain (loss) on investments	(15,356,364)	1,051,473	(42,173,666)	39,833,585	(4,819,980)	3,349,058	(19,220,405)	13,851,582
Reinvested capital gains	1,689,657	19,732,303	58,792,851	19,882,654	2,873,970	2,206,248	9,321,651	7,257,727

Net increase (decrease) in contract owners’ equity resulting from operations	(13,660,462)	24,813,172	16,676,363	55,861,883	6,578,270	5,353,092	19,916,337	17,503,810

Equity transactions:
Purchase payments received from contract owners (note 4)	88,386,825	45,520,896	22,355,014	10,420,363	156,878	122,884	401,751	276,951
Transfers between funds	48,881,433	3,841,409	(7,255,472)	(15,557,943)	(33,211,584)	(551,097)	(100,090,446)	(7,954,585)
Redemptions (notes 2, 3, and 4)	(25,027,586)	(19,113,736)	(34,645,335)	(24,938,205)	(2,075,844)	(3,748,153)	(12,149,500)	(9,747,558)
Adjustments to maintain reserves	(81,674)	1,584	(1,703)	1,976	1	434	(15,193)	(19)

Net equity transactions	112,158,998	30,250,153	(19,547,496)	(30,073,809)	(35,130,549)	(4,175,932)	(111,853,388)	(17,425,211)

Net change in contract owners’ equity	98,498,536	55,063,325	(2,871,133)	25,788,074	(28,552,279)	1,177,160	(91,937,051)	78,599
Contract owners’ equity at beginning of period	411,662,687	356,599,362	356,127,584	330,339,510	28,588,586	27,411,426	92,253,927	92,175,328

Contract owners’ equity at end of period	$510,161,223	411,662,687	353,256,451	356,127,584	36,307	28,588,586	316,876	92,253,927

CHANGE IN UNITS:
Beginning units	36,250,688	33,610,292	16,997,308	18,748,962	638,601	747,557	2,275,227	2,761,476
Units purchased	15,263,627	9,569,240	1,771,747	982,941	9,236	24,363	64,391	173,526
Units redeemed	(5,268,599)	(6,928,844)	(2,691,739)	(2,734,595)	(647,837)	(133,319)	(2,332,056)	(659,775)

Ending units	46,245,716	36,250,688	16,077,316	16,997,308	-	638,601	7,562	2,275,227

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DGI		DSIF		DSIFS		DSRG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(138,946)	(71,654)	(503,788)	507,090	(822,453)	(189,249)	(263,937)	(87,971)
Realized gain (loss) on investments	827,369	721,633	20,983,708	14,942,940	63,647,579	9,563,141	2,257,392	1,492,526
Change in unrealized gain (loss) on investments	1,697,585	1,084,393	28,606,101	4,589,487	(39,738,907)	1,463,440	7,510,118	6,196,974
Reinvested capital gains	1,038,932	962,079	11,316,975	13,230,619	6,215,319	7,535,441	1,052,885	456,253

Net increase (decrease) in contract owners’ equity resulting from operations	3,424,940	2,696,451	60,402,996	33,270,136	29,301,538	18,372,773	10,556,458	8,057,782

Equity transactions:
Purchase payments received from contract owners (note 4)	99,219	117,588	1,482,168	1,943,813	400,780	1,192,892	218,622	306,011
Transfers between funds	(329,552)	(133,331)	(2,165,920)	(4,738,686)	(145,349,934)	(7,753,500)	(487,699)	(478,496)
Redemptions (notes 2, 3, and 4)	(951,513)	(1,541,281)	(22,507,621)	(17,003,663)	(16,163,300)	(13,396,100)	(3,626,609)	(3,298,790)
Adjustments to maintain reserves	(2)	(75)	1,061	3,814	(4,678)	(289)	(56)	240

Net equity transactions	(1,181,848)	(1,557,099)	(23,190,312)	(19,794,722)	(161,117,132)	(19,956,997)	(3,895,742)	(3,471,035)

Net change in contract owners’ equity	2,243,092	1,139,352	37,212,684	13,475,414	(131,815,594)	(1,584,224)	6,660,716	4,586,747
Contract owners’ equity at beginning of period	14,692,626	13,553,274	237,350,527	223,875,113	132,514,621	134,098,845	43,379,120	38,792,373

Contract owners’ equity at end of period	$16,935,718	14,692,626	274,563,211	237,350,527	699,027	132,514,621	50,039,836	43,379,120

CHANGE IN UNITS:
Beginning units	349,495	396,354	2,654,436	2,915,046	3,040,078	3,569,193	603,335	660,931
Units purchased	6,963	8,477	47,888	50,198	60,900	227,878	6,161	11,398
Units redeemed	(31,572)	(55,336)	(279,829)	(310,808)	(3,089,458)	(756,993)	(53,895)	(68,994)

Ending units	324,886	349,495	2,422,495	2,654,436	11,520	3,040,078	555,601	603,335

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DVDLS		DVMCSS		DVSCS		CHSMM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(10,706)	(6,342)	(456,549)	(307,364)	(511,182)	(232,822)	(67,801)	(49,712)
Realized gain (loss) on investments	13,621	(17,665)	1,130,174	(1,360,261)	4,126,405	(1,340,694)	-	-
Change in unrealized gain (loss) on investments	116,324	148,083	7,323,148	3,983,603	10,574,560	4,360,485	-	-
Reinvested capital gains	-	-	254,925	-	1,014,615	3,416,214	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	119,239	124,076	8,251,698	2,315,978	15,204,398	6,203,183	(67,801)	(49,712)

Equity transactions:
Purchase payments received from contract owners (note 4)	453	1,879	4,345,090	2,825,615	480,713	575,752	327,087	996,388
Transfers between funds	(47,003)	(97,576)	(2,496,991)	(885,733)	(9,286,996)	(1,143,532)	2,199,762	708,763
Redemptions (notes 2, 3, and 4)	(182,678)	(28,109)	(2,491,468)	(2,203,321)	(7,515,761)	(6,062,832)	(1,151,663)	(156,628)
Adjustments to maintain reserves	(26)	68	(314)	306	(21)	497	38	202

Net equity transactions	(229,254)	(123,738)	(643,683)	(263,133)	(16,322,065)	(6,630,115)	1,375,224	1,548,725

Net change in contract owners’ equity	(110,015)	338	7,608,015	2,052,845	(1,117,667)	(426,932)	1,307,423	1,499,013
Contract owners’ equity at beginning of period	840,611	840,273	35,200,515	33,147,670	68,320,909	68,747,841	6,896,825	5,397,812

Contract owners’ equity at end of period	$730,596	840,611	42,808,530	35,200,515	67,203,242	68,320,909	8,204,248	6,896,825

CHANGE IN UNITS:
Beginning units	28,459	33,308	2,523,599	2,526,416	1,449,068	1,588,614	692,340	539,381
Units purchased	328	3,630	404,378	684,702	72,463	199,221	427,670	976,790
Units redeemed	(6,850)	(8,479)	(447,507)	(687,519)	(377,766)	(338,767)	(283,163)	(823,831)

Ending units	21,937	28,459	2,480,470	2,523,599	1,143,765	1,449,068	836,847	692,340

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CLVHY2		DWVSVS		ETVFR		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$386,818	307,694	(670,506)	(240,173)	908,436	1,011,670	58,517	72,094
Realized gain (loss) on investments	82,135	(177,622)	(202,055)	(2,289,240)	(237,200)	(1,150,357)	4,081	(23,895)
Change in unrealized gain (loss) on investments	(128,297)	101,082	19,769,632	(728,310)	610,073	(219,735)	(233,663)	247,483
Reinvested capital gains	-	-	-	3,020,876	-	-	41,991	14,700

Net increase (decrease) in contract owners’ equity resulting from operations	340,656	231,154	18,897,071	(236,847)	1,281,309	(358,422)	(129,074)	310,382

Equity transactions:
Purchase payments received from contract owners (note 4)	4,437,442	2,301,937	13,756,869	4,274,652	15,015,289	1,732,191	45,442	21,036
Transfers between funds	(62,457)	(4,749,050)	(7,365,658)	(10,695)	17,386,363	(10,147,936)	(18,715)	357,547
Redemptions (notes 2, 3, and 4)	(465,637)	(1,039,245)	(4,483,441)	(3,760,339)	(4,920,697)	(4,887,139)	(451,762)	(440,862)
Adjustments to maintain reserves	11	66	(209)	685	113	1,323	(50)	37

Net equity transactions	3,909,359	(3,486,292)	1,907,561	504,303	27,481,068	(13,301,561)	(425,085)	(62,242)

Net change in contract owners’ equity	4,250,015	(3,255,138)	20,804,632	267,456	28,762,377	(13,659,983)	(554,159)	248,140
Contract owners’ equity at beginning of period	8,000,749	11,255,887	60,305,774	60,038,318	55,238,612	68,898,595	5,023,892	4,775,752

Contract owners’ equity at end of period	$12,250,764	8,000,749	81,110,406	60,305,774	84,000,989	55,238,612	4,469,733	5,023,892

CHANGE IN UNITS:
Beginning units	687,402	1,015,022	3,656,633	3,517,430	4,999,796	6,274,991	273,906	278,446
Units purchased	619,470	1,224,421	1,058,452	1,217,294	4,106,917	684,584	11,988	33,875
Units redeemed	(287,926)	(1,552,041)	(998,246)	(1,078,091)	(1,663,426)	(1,959,779)	(35,556)	(38,415)

Ending units	1,018,946	687,402	3,716,839	3,656,633	7,443,287	4,999,796	250,338	273,906

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FQBS		FVU2S		FAMP		FB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$115,009	168,573	873	3,217	213,990	137,909	(6,131,499)	(642,425)
Realized gain (loss) on investments	8,277	48,716	7,176	539	4,379,939	566,670	8,040,140	13,396,754
Change in unrealized gain (loss) on investments	(716,660)	689,589	75,129	(7,642)	2,451,059	9,049,351	74,495,964	122,874,645
Reinvested capital gains	129,221	46,726	-	-	491,928	1,113,774	71,395,219	9,452,230

Net increase (decrease) in contract owners’ equity resulting from operations	(464,153)	953,604	83,178	(3,886)	7,536,916	10,867,704	147,799,824	145,081,204

Equity transactions:
Purchase payments received from contract owners (note 4)	10,194	61,146	2,571	770	764,505	613,585	175,509,980	104,365,833
Transfers between funds	220,507	(301,755)	25,622	(6,133)	(995,748)	(1,242,351)	11,364,879	(22,898,646)
Redemptions (notes 2, 3, and 4)	(1,151,270)	(1,023,268)	(66,612)	(26,003)	(8,686,364)	(6,295,739)	(50,862,364)	(30,161,347)
Adjustments to maintain reserves	63	151	(70)	41	24	968	(40)	644

Net equity transactions	(920,506)	(1,263,726)	(38,489)	(31,325)	(8,917,583)	(6,923,537)	136,012,455	51,306,484

Net change in contract owners’ equity	(1,384,659)	(310,122)	44,689	(35,211)	(1,380,667)	3,944,167	283,812,279	196,387,688
Contract owners’ equity at beginning of period	15,454,423	15,764,545	545,771	580,982	91,677,630	87,733,463	837,704,617	641,316,929

Contract owners’ equity at end of period	$14,069,764	15,454,423	590,460	545,771	90,296,963	91,677,630	1,121,516,896	837,704,617

CHANGE IN UNITS:
Beginning units	973,629	1,054,260	51,361	54,311	1,522,133	1,652,739	50,451,237	46,535,382
Units purchased	54,609	92,273	3,508	7,822	21,401	17,764	13,460,951	13,281,483
Units redeemed	(112,460)	(172,904)	(7,239)	(10,772)	(161,948)	(148,370)	(5,889,798)	(9,365,628)

Ending units	915,778	973,629	47,630	51,361	1,381,586	1,522,133	58,022,390	50,451,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FC2		FEI2		FEIP		FEMS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,863,032)	(411,335)	686,253	294,829	1,536,165	1,126,048	353,742	(74,434)
Realized gain (loss) on investments	1,012,449	551,280	3,200,977	(2,675,167)	9,633,799	8,579,802	1,977,405	(71,482)
Change in unrealized gain (loss) on investments	12,759,457	8,648,044	24,294,746	4,376,038	16,403,200	(9,914,679)	(9,315,878)	2,713,016
Reinvested capital gains	19,407,473	91,477	40,027,985	12,727,690	31,319,165	11,340,566	4,533,568	1,045,404

Net increase (decrease) in contract owners’ equity resulting from operations	31,316,347	8,879,466	68,209,961	14,723,390	58,892,329	11,131,737	(2,451,163)	3,612,504

Equity transactions:
Purchase payments received from contract owners (note 4)	115,049,114	39,289,577	53,018,237	15,633,916	1,787,588	1,899,699	26,158,000	4,836,365
Transfers between funds	590,344	6,908,433	(13,467,189)	(4,582,574)	(4,799,029)	(4,945,967)	(2,811,600)	10,396,671
Redemptions (notes 2, 3, and 4)	(5,983,583)	(863,592)	(35,839,234)	(25,496,332)	(24,905,061)	(19,536,751)	(1,792,897)	(333,868)
Adjustments to maintain reserves	144	(86)	(735)	33	1,853	2,953	54	53

Net equity transactions	109,656,019	45,334,332	3,711,079	(14,444,957)	(27,914,649)	(22,580,066)	21,553,557	14,899,221

Net change in contract owners’ equity	140,972,366	54,213,798	71,921,040	278,433	30,977,680	(11,448,329)	19,102,394	18,511,725
Contract owners’ equity at beginning of period	65,297,220	11,083,422	302,142,511	301,864,078	263,741,788	275,190,117	26,469,475	7,957,750

Contract owners’ equity at end of period	$206,269,586	65,297,220	374,063,551	302,142,511	294,719,468	263,741,788	45,571,869	26,469,475

CHANGE IN UNITS:
Beginning units	1,196,323	271,824	9,410,420	9,856,666	2,805,619	3,079,159	1,961,867	759,030
Units purchased	2,131,960	1,104,643	1,926,341	1,391,586	30,616	37,975	2,797,248	1,419,301
Units redeemed	(347,997)	(180,144)	(1,854,885)	(1,837,832)	(298,087)	(311,515)	(1,264,843)	(216,464)

Ending units	2,980,286	1,196,323	9,481,876	9,410,420	2,538,148	2,805,619	3,494,272	1,961,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF10S		FF10S2		FF20S		FF20S2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(23,810)	(5,536)	(2,001,387)	(933,040)	(27,850)	(15,785)	(2,656,111)	(1,681,708)
Realized gain (loss) on investments	176,411	39,952	9,374,957	5,595,015	218,617	159,410	17,440,948	7,938,773
Change in unrealized gain (loss) on investments	(103,340)	316,076	(5,691,246)	11,286,745	16,458	305,179	(6,078,081)	19,401,813
Reinvested capital gains	189,609	226,757	10,574,411	11,400,157	434,594	486,463	22,577,590	23,282,960

Net increase (decrease) in contract owners’ equity resulting from operations	238,870	577,249	12,256,735	27,348,877	641,819	935,267	31,284,346	48,941,838

Equity transactions:
Purchase payments received from contract owners (note 4)	18,491	117,652	16,473,852	10,363,774	160,284	94,990	4,363,439	3,710,881
Transfers between funds	(471,983)	532,376	7,105,260	26,660,689	191,546	193,829	(3,125,310)	(2,874,278)
Redemptions (notes 2, 3, and 4)	(383,886)	(550,557)	(31,715,154)	(30,168,057)	(1,154,629)	(1,651,312)	(46,952,501)	(35,591,691)
Adjustments to maintain reserves	(38)	20	(22)	118	(56)	52	(112)	26

Net equity transactions	(837,416)	99,491	(8,136,064)	6,856,524	(802,855)	(1,362,441)	(45,714,484)	(34,755,062)

Net change in contract owners’ equity	(598,546)	676,740	4,120,671	34,205,401	(161,036)	(427,174)	(14,430,138)	14,186,776
Contract owners’ equity at beginning of period	5,696,708	5,019,968	295,912,116	261,706,715	8,119,731	8,546,905	422,343,896	408,157,120

Contract owners’ equity at end of period	$5,098,162	5,696,708	300,032,787	295,912,116	7,958,695	8,119,731	407,913,758	422,343,896

CHANGE IN UNITS:
Beginning units	292,996	286,639	14,422,297	14,119,750	391,213	466,941	18,407,215	20,113,617
Units purchased	3,048	60,662	2,503,393	2,974,698	36,964	55,626	643,400	785,085
Units redeemed	(44,692)	(54,305)	(2,903,197)	(2,672,151)	(73,065)	(131,354)	(2,524,371)	(2,491,487)

Ending units	251,352	292,996	14,022,493	14,422,297	355,112	391,213	16,526,244	18,407,215

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF30S		FF30S2		FG2		FGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(54,077)	(17,671)	(597,263)	(398,696)	(10,782,651)	(7,079,885)	7,044,134	3,411,147
Realized gain (loss) on investments	445,579	264,049	1,611,696	833,188	15,391,566	12,923,529	12,401,659	880,094
Change in unrealized gain (loss) on investments	600,456	1,108,798	3,875,345	6,265,560	(19,074,361)	118,042,821	97,386,765	22,995,021
Reinvested capital gains	684,008	667,285	3,706,523	3,439,449	148,804,280	44,077,475	34,157,752	24,600,061

Net increase (decrease) in contract owners’ equity resulting from operations	1,675,966	2,022,461	8,596,301	10,139,501	134,338,834	167,963,940	150,990,310	51,886,323

Equity transactions:
Purchase payments received from contract owners (note 4)	433,076	608,759	10,710,819	6,073,449	179,743,473	80,012,857	130,868,553	79,200,094
Transfers between funds	278,822	264,893	1,887,735	(1,012,722)	(45,927,298)	(35,744,238)	(70,993,411)	2,969,829
Redemptions (notes 2, 3, and 4)	(1,397,484)	(912,580)	(6,272,605)	(4,657,233)	(54,907,940)	(36,471,301)	(33,358,543)	(18,581,583)
Adjustments to maintain reserves	(137)	33	-	300	(1,865)	682	(103)	93

Net equity transactions	(685,723)	(38,895)	6,325,949	403,794	78,906,370	7,798,000	26,516,496	63,588,433

Net change in contract owners’ equity	990,243	1,983,566	14,922,250	10,543,295	213,245,204	175,761,940	177,506,806	115,474,756
Contract owners’ equity at beginning of period	15,635,658	13,652,092	81,723,935	71,180,640	602,616,559	426,854,619	642,192,283	526,717,527

Contract owners’ equity at end of period	$16,625,901	15,635,658	96,646,185	81,723,935	815,861,763	602,616,559	819,699,089	642,192,283

CHANGE IN UNITS:
Beginning units	690,190	694,267	3,249,367	3,255,605	10,140,669	10,118,386	40,752,096	35,508,567
Units purchased	43,601	85,970	568,143	411,224	3,549,691	3,102,838	9,261,229	11,581,988
Units redeemed	(71,455)	(90,047)	(352,022)	(417,462)	(2,335,724)	(3,080,555)	(8,059,467)	(6,338,459)

Ending units	662,336	690,190	3,465,488	3,249,367	11,354,636	10,140,669	41,953,858	40,752,096

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGP		FHIP		FIGBP2		FIGBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(7,651,730)	(5,654,076)	1,275,232	1,212,476	5,409,480	6,554,457	85,782	122,587
Realized gain (loss) on investments	44,316,134	31,571,724	(324,799)	(816,619)	1,374,410	2,431,547	253,064	155,323
Change in unrealized gain (loss) on investments	(43,799,073)	95,922,433	22,719	(107,392)	(60,849,442)	53,978,591	(1,059,565)	827,564
Reinvested capital gains	119,307,966	42,663,530	-	-	31,144,480	337,730	399,520	5,425

Net increase (decrease) in contract owners’ equity resulting from operations	112,173,297	164,503,611	973,152	288,465	(22,921,072)	63,302,325	(321,199)	1,110,899

Equity transactions:
Purchase payments received from contract owners (note 4)	3,349,219	2,545,670	228,380	278,090	146,635,179	99,115,438	175,079	244,010
Transfers between funds	(8,357,869)	(5,143,954)	(415,588)	(743,139)	148,516,388	40,553,320	(683,294)	2,596,937
Redemptions (notes 2, 3, and 4)	(47,298,467)	(34,547,196)	(2,689,073)	(2,965,155)	(72,558,897)	(49,584,847)	(1,560,598)	(2,050,631)
Adjustments to maintain reserves	4,471	8,899	167	431	(374)	(251)	150	(339)

Net equity transactions	(52,302,646)	(37,136,581)	(2,876,114)	(3,429,773)	222,592,296	90,083,660	(2,068,663)	789,977

Net change in contract owners’ equity	59,870,651	127,367,030	(1,902,962)	(3,141,308)	199,671,224	153,385,985	(2,389,862)	1,900,876
Contract owners’ equity at beginning of period	541,053,242	413,686,212	33,992,580	37,133,888	968,388,825	815,002,840	15,931,981	14,031,105

Contract owners’ equity at end of period	$600,923,893	541,053,242	32,089,618	33,992,580	1,168,060,049	968,388,825	13,542,119	15,931,981

CHANGE IN UNITS:
Beginning units	2,516,303	2,727,202	823,287	912,609	57,103,898	51,919,394	932,031	884,903
Units purchased	27,871	77,622	39,200	100,263	20,888,843	16,803,606	127,238	266,597
Units redeemed	(243,912)	(288,521)	(106,827)	(189,585)	(7,778,259)	(11,619,102)	(249,932)	(219,469)

Ending units	2,300,262	2,516,303	755,660	823,287	70,214,482	57,103,898	809,337	932,031

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMC2		FMCS		FNRS2		FO2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,904,054)	(2,392,220)	(146,260)	(107,678)	480,490	389,979	(1,316,613)	(1,179,993)
Realized gain (loss) on investments	10,167,091	(5,258,998)	453,296	(475,616)	(6,016,974)	(16,024,519)	2,827,669	1,346,325
Change in unrealized gain (loss) on investments	5,975,200	45,398,980	646,843	2,733,253	28,497,838	(3,474,100)	7,901,917	11,914,755
Reinvested capital gains	38,051,795	-	2,850,218	-	-	-	8,540,020	394,022

Net increase (decrease) in contract owners’ equity resulting from operations	51,290,032	37,747,762	3,804,097	2,149,959	22,961,354	(19,108,640)	17,952,993	12,475,109

Equity transactions:
Purchase payments received from contract owners (note 4)	2,640,370	1,832,622	161,775	285,085	7,264,621	2,697,530	15,471,290	3,695,396
Transfers between funds	(23,729,165)	(12,420,468)	199,670	(1,076,206)	5,383,265	1,443,803	(462,282)	(5,448,641)
Redemptions (notes 2, 3, and 4)	(28,843,842)	(20,774,762)	(1,851,851)	(1,466,190)	(6,569,461)	(4,325,508)	(10,664,215)	(7,277,874)
Adjustments to maintain reserves	(43,236)	(115)	(5)	52	90	368	(323)	307

Net equity transactions	(49,975,873)	(31,362,723)	(1,490,411)	(2,257,259)	6,078,515	(183,807)	4,344,470	(9,030,812)

Net change in contract owners’ equity	1,314,159	6,385,039	2,313,686	(107,300)	29,039,869	(19,292,447)	22,297,463	3,444,297
Contract owners’ equity at beginning of period	241,755,572	235,370,533	16,494,054	16,601,354	41,906,816	61,199,263	101,053,017	97,608,720

Contract owners’ equity at end of period	$243,069,731	241,755,572	18,807,740	16,494,054	70,946,685	41,906,816	123,350,480	101,053,017

CHANGE IN UNITS:
Beginning units	4,491,360	5,073,669	651,133	763,210	4,827,926	4,651,695	3,304,017	3,623,703
Units purchased	132,156	707,153	27,696	31,539	3,539,781	2,771,297	728,771	411,609
Units redeemed	(972,071)	(1,289,462)	(79,095)	(143,616)	(3,007,194)	(2,595,066)	(610,154)	(731,295)

Ending units	3,651,445	4,491,360	599,734	651,133	5,360,513	4,827,926	3,422,634	3,304,017

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FOP		FRESS2		FVSS		FVSS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(458,580)	(427,271)	(33,249)	42,539	12,450	(3,558)	(11,064)	(16,000)
Realized gain (loss) on investments	2,880,889	2,046,992	152,672	(434,576)	157,327	(176,123)	277,735	79,333
Change in unrealized gain (loss) on investments	2,800,856	4,608,547	3,399,741	(786,567)	593,712	114,317	812,133	(51,309)
Reinvested capital gains	4,225,128	223,482	85,730	346,315	498,480	183,590	479,237	242,694

Net increase (decrease) in contract owners’ equity resulting from operations	9,448,293	6,451,750	3,604,894	(832,289)	1,261,969	118,226	1,558,041	254,718

Equity transactions:
Purchase payments received from contract owners (note 4)	445,408	356,602	4,558,900	2,012,227	118,447	30,879	7,453	55,612
Transfers between funds	(605,149)	(1,153,638)	12,009,671	(1,620,875)	1,797,843	(175,456)	28,862	(31,179)
Redemptions (notes 2, 3, and 4)	(4,710,986)	(3,732,191)	(486,526)	(549,813)	(500,747)	(233,242)	(516,659)	(442,903)
Adjustments to maintain reserves	(3,510)	4,324	12	120	(27)	64	49	(250)

Net equity transactions	(4,874,237)	(4,524,903)	16,082,057	(158,341)	1,415,516	(377,755)	(480,295)	(418,720)

Net change in contract owners’ equity	4,574,056	1,926,847	19,686,951	(990,630)	2,677,485	(259,529)	1,077,746	(164,002)
Contract owners’ equity at beginning of period	54,180,662	52,253,815	8,199,727	9,190,357	3,623,425	3,882,954	5,049,384	5,213,386

Contract owners’ equity at end of period	$58,754,718	54,180,662	27,886,678	8,199,727	6,300,910	3,623,425	6,127,130	5,049,384

CHANGE IN UNITS:
Beginning units	1,234,733	1,360,073	644,375	666,837	114,626	130,997	115,366	126,904
Units purchased	16,482	23,533	1,341,415	296,197	65,846	11,356	7,629	7,592
Units redeemed	(119,018)	(148,873)	(367,975)	(318,659)	(30,304)	(27,727)	(16,459)	(19,130)

Ending units	1,132,197	1,234,733	1,617,815	644,375	150,168	114,626	106,536	115,366

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVDM2		FTVFA2		FTVGI2		FTVIS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(50,854)	229,464	90,090	(66,897)	(1,208,562)	6,082,515	6,633,114	8,635,775
Realized gain (loss) on investments	797,426	505,950	(3,712,306)	(7,581,609)	(4,149,412)	(4,140,984)	(489,250)	(9,642,551)
Change in unrealized gain (loss) on investments	(1,491,536)	133,488	11,704,794	(7,827,403)	194,325	(8,446,562)	23,654,179	(4,330,879)
Reinvested capital gains	178,962	219,442	-	22,886,178	-	-	-	169,774

Net increase (decrease) in contract owners’ equity resulting from operations	(566,002)	1,088,344	8,082,578	7,410,269	(5,163,649)	(6,505,031)	29,798,043	(5,167,881)

Equity transactions:
Purchase payments received from contract owners (note 4)	76,560	76,314	1,177,187	3,082,153	375,596	1,970,134	17,715,021	6,797,487
Transfers between funds	(344,087)	(969,992)	(2,512,096)	(5,132,409)	1,586,053	(4,573,274)	(7,481,497)	(12,854,951)
Redemptions (notes 2, 3, and 4)	(826,254)	(710,236)	(8,864,782)	(6,913,986)	(7,774,081)	(8,373,534)	(21,976,404)	(17,871,532)
Adjustments to maintain reserves	17	151	150	51	1,102	832	(877)	294

Net equity transactions	(1,093,764)	(1,603,763)	(10,199,541)	(8,964,191)	(5,811,330)	(10,975,842)	(11,743,757)	(23,928,702)

Net change in contract owners’ equity	(1,659,766)	(515,419)	(2,116,963)	(1,553,922)	(10,974,979)	(17,480,873)	18,054,286	(29,096,583)
Contract owners’ equity at beginning of period	9,257,166	9,772,585	85,383,647	86,937,569	81,816,389	99,297,262	205,273,511	234,370,094

Contract owners’ equity at end of period	$7,597,400	9,257,166	83,266,684	85,383,647	70,841,410	81,816,389	223,327,797	205,273,511

CHANGE IN UNITS:
Beginning units	652,427	795,837	5,290,110	5,922,543	9,298,572	10,542,396	11,593,508	13,162,556
Units purchased	69,543	48,613	279,398	635,283	1,136,618	985,446	1,313,580	2,790,097
Units redeemed	(145,199)	(192,023)	(878,882)	(1,267,716)	(1,821,196)	(2,229,270)	(1,973,675)	(4,359,145)

Ending units	576,771	652,427	4,690,626	5,290,110	8,613,994	9,298,572	10,933,413	11,593,508

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVMD2		FTVRD2		FTVSI2		FTVSV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$18,667	19,311	(134,486)	(58,667)	37,758	60,206	(383,958)	62,815
Realized gain (loss) on investments	(17,076)	(183,482)	10,546,582	890,222	(14,404)	1,677	(352,345)	(8,019,412)
Change in unrealized gain (loss) on investments	143,746	52,548	(4,459,629)	1,536,152	(651)	(8,872)	15,261,778	8,027,291
Reinvested capital gains	-	19,464	1,105,439	1,651,377	-	-	2,030,935	4,481,966

Net increase (decrease) in contract owners’ equity resulting from operations	145,337	(92,159)	7,057,906	4,019,084	22,703	53,011	16,556,410	4,552,660

Equity transactions:
Purchase payments received from contract owners (note 4)	-	27,673	214,030	663,579	61,381	12,424	229,273	360,534
Transfers between funds	(120,861)	(208,344)	(36,836,910)	(1,480,031)	(139,847)	119,120	(9,564,442)	1,334,463
Redemptions (notes 2, 3, and 4)	(170,030)	(248,850)	(2,577,615)	(5,406,750)	(167,220)	(9,105)	(8,190,578)	(7,957,814)
Adjustments to maintain reserves	(1)	(12)	21	(16)	(1)	12	50	(7)

Net equity transactions	(290,892)	(429,533)	(39,200,474)	(6,223,218)	(245,687)	122,451	(17,525,697)	(6,262,824)

Net change in contract owners’ equity	(145,555)	(521,692)	(32,142,568)	(2,204,134)	(222,984)	175,462	(969,287)	(1,710,164)
Contract owners’ equity at beginning of period	902,001	1,423,693	32,163,312	34,367,446	1,693,689	1,518,227	77,124,323	78,834,487

Contract owners’ equity at end of period	$756,446	902,001	20,744	32,163,312	1,470,705	1,693,689	76,155,036	77,124,323

CHANGE IN UNITS:
Beginning units	61,910	92,937	724,995	884,745	144,610	133,696	1,718,366	1,819,674
Units purchased	5,144	16,202	8,383	30,248	13,068	25,982	80,322	319,406
Units redeemed	(23,239)	(47,229)	(733,378)	(189,998)	(33,992)	(15,068)	(427,465)	(420,714)

Ending units	43,815	61,910	-	724,995	123,686	144,610	1,371,223	1,718,366

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TIF2		GVGMNS		GVMSAS		GVSSCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$90,459	462,140	(171,305)	(130,083)	18,501	11,611	(1,179)	(2,036)
Realized gain (loss) on investments	(1,018,646)	(1,726,209)	180,570	(9,595)	40,898	(6,493)	4,189	(76,049)
Change in unrealized gain (loss) on investments	1,673,457	745,350	81,230	199,596	7,102	83,033	(20,298)	93,322
Reinvested capital gains	-	-	1,308,052	140,736	-	-	126,789	6,194

Net increase (decrease) in contract owners’ equity resulting from operations	745,270	(518,719)	1,398,547	200,654	66,501	88,151	109,501	21,431

Equity transactions:
Purchase payments received from contract owners (note 4)	118,675	201,465	79,495	86,449	1,761,428	392,502	99,347	28,251
Transfers between funds	(38,767)	923,747	210,110	(509,709)	527,440	31,405	(94,589)	(68,308)
Redemptions (notes 2, 3, and 4)	(2,560,415)	(2,504,789)	(708,009)	(358,359)	(155,559)	(177,577)	(40,680)	(12,930)
Adjustments to maintain reserves	100	373	42	94	7	41	(24)	41

Net equity transactions	(2,480,407)	(1,379,204)	(418,362)	(781,525)	2,133,316	246,371	(35,946)	(52,946)

Net change in contract owners’ equity	(1,735,137)	(1,897,923)	980,185	(580,871)	2,199,817	334,522	73,555	(31,515)
Contract owners’ equity at beginning of period	26,429,734	28,327,657	9,902,794	10,483,665	1,959,895	1,625,373	512,441	543,956

Contract owners’ equity at end of period	$24,694,597	26,429,734	10,882,979	9,902,794	4,159,712	1,959,895	585,996	512,441

CHANGE IN UNITS:
Beginning units	1,212,614	1,265,143	755,358	818,810	184,874	161,311	24,309	27,823
Units purchased	89,738	154,535	67,440	40,394	237,982	52,919	4,800	5,076
Units redeemed	(185,156)	(207,064)	(97,854)	(103,846)	(43,899)	(29,356)	(6,492)	(8,590)

Ending units	1,117,196	1,212,614	724,944	755,358	378,957	184,874	22,617	24,309

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RSRF		RVARS		ACEG2		IVBRA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$10	30	(243,039)	(46,747)	(82,389)	(74,161)	5,620	15,408
Realized gain (loss) on investments	(10)	(34)	273,948	289,738	1,728,221	231,865	(4,611)	(3,006)
Change in unrealized gain (loss) on investments	5,496	316	471,891	531,346	(1,367,338)	1,090,134	14,227	(2,822)
Reinvested capital gains	-	-	368,654	-	796,677	407,683	6,641	10,512

Net increase (decrease) in contract owners’ equity resulting from operations	5,496	312	871,454	774,337	1,075,171	1,655,521	21,877	20,092

Equity transactions:
Purchase payments received from contract owners (note 4)	46,796	-	30,482	78,463	114,114	99,060	-	51,717
Transfers between funds	(441)	377	1,348,079	35,743	(6,662,753)	265,090	7,085	69
Redemptions (notes 2, 3, and 4)	-	-	(1,057,825)	(1,025,216)	(452,982)	(531,783)	(79,605)	(9,927)
Adjustments to maintain reserves	(5)	(2)	69	306	(59)	224	(1)	1

Net equity transactions	46,350	375	320,805	(910,704)	(7,001,680)	(167,409)	(72,521)	41,860

Net change in contract owners’ equity	51,846	687	1,192,259	(136,367)	(5,926,509)	1,488,112	(50,644)	61,952
Contract owners’ equity at beginning of period	6,889	6,202	13,751,948	13,888,315	6,225,929	4,737,817	263,316	201,364

Contract owners’ equity at end of period	$58,735	6,889	14,944,207	13,751,948	299,420	6,225,929	212,672	263,316

CHANGE IN UNITS:
Beginning units	677	637	1,324,632	1,412,374	189,471	202,090	18,480	15,517
Units purchased	4,095	51	281,344	498,636	23,529	72,151	462	3,755
Units redeemed	(68)	(11)	(252,725)	(586,378)	(204,200)	(84,770)	(5,315)	(792)

Ending units	4,704	677	1,353,251	1,324,632	8,800	189,471	13,627	18,480

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVMCC2		OVAG		OVAG2		OVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(221,144)	(164,906)	(200,662)	(158,608)	(253,355)	(147,708)	116,704	305,098
Realized gain (loss) on investments	(788,693)	(642,523)	920,848	59,769	1,415,615	566,470	122,050	305,879
Change in unrealized gain (loss) on investments	3,919,064	(797,148)	136,489	3,295,764	(457,671)	5,243,073	(1,348,576)	673,017
Reinvested capital gains	-	2,854,756	1,582,230	987,369	1,953,273	-	600,380	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,909,227	1,250,179	2,438,905	4,184,294	2,657,862	5,661,835	(509,442)	1,283,994

Equity transactions:
Purchase payments received from contract owners (note 4)	191,782	183,517	264,027	218,062	92,960	7,337	86,388	280,717
Transfers between funds	(1,404,176)	(1,014)	(181,998)	(638,773)	(687,424)	12,644,905	441,820	2,374,467
Redemptions (notes 2, 3, and 4)	(2,581,138)	(1,150,421)	(1,787,539)	(1,114,089)	(1,823,699)	(925,059)	(1,873,772)	(1,859,226)
Adjustments to maintain reserves	(90)	267	(35)	45	(6)	(193,218)	(64)	78

Net equity transactions	(3,793,622)	(967,651)	(1,705,545)	(1,534,755)	(2,418,169)	11,533,965	(1,345,628)	796,036

Net change in contract owners’ equity	(884,395)	282,528	733,360	2,649,539	239,693	17,195,800	(1,855,070)	2,080,030
Contract owners’ equity at beginning of period	15,285,759	15,003,231	14,760,133	12,110,594	17,195,800	-	17,482,965	15,402,935

Contract owners’ equity at end of period	$14,401,364	15,285,759	15,493,493	14,760,133	17,435,493	17,195,800	15,627,895	17,482,965

CHANGE IN UNITS:
Beginning units	878,800	923,919	715,516	815,351	1,174,026	-	713,808	696,890
Units purchased	43,528	124,849	60,882	68,245	106,703	1,454,361	68,078	142,422
Units redeemed	(237,567)	(169,968)	(137,443)	(168,080)	(263,873)	(280,335)	(121,699)	(125,504)

Ending units	684,761	878,800	638,955	715,516	1,016,856	1,174,026	660,187	713,808

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGI		OVGIS		OVGS		OVGSS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(49,549)	21,050	(1,569,213)	(657,823)	(2,086,956)	(809,766)	(2,203,974)	(1,296,464)
Realized gain (loss) on investments	2,990,863	(296,627)	46,619,650	(87,790)	4,673,444	1,562,636	4,748,848	1,035,373
Change in unrealized gain (loss) on investments	(713,921)	425,649	(11,803,963)	4,591,120	9,840,875	25,844,807	8,025,064	24,055,564
Reinvested capital gains	707,379	1,052,285	10,946,355	16,499,165	7,925,329	4,601,117	7,656,701	4,280,138

Net increase (decrease) in contract owners’ equity resulting from operations	2,934,772	1,202,357	44,192,829	20,344,672	20,352,692	31,198,794	18,226,639	28,074,611

Equity transactions:
Purchase payments received from contract owners (note 4)	149,721	316,883	7,257,552	4,283,744	1,123,981	973,946	13,653,663	4,994,833
Transfers between funds	(13,576,436)	(451,853)	(214,738,802)	(14,548,227)	(2,240,146)	(3,772,389)	(5,279,984)	(11,153,015)
Redemptions (notes 2, 3, and 4)	(1,339,291)	(973,629)	(18,364,986)	(17,295,787)	(13,364,848)	(10,866,285)	(14,109,725)	(11,199,118)
Adjustments to maintain reserves	69	32	(64,707)	1,214	(267)	(77)	(251)	559

Net equity transactions	(14,765,937)	(1,108,567)	(225,910,943)	(27,559,056)	(14,481,280)	(13,664,805)	(5,736,297)	(17,356,741)

Net change in contract owners’ equity	(11,831,165)	93,790	(181,718,114)	(7,214,384)	5,871,412	17,533,989	12,490,342	10,717,870
Contract owners’ equity at beginning of period	11,831,165	11,737,375	181,749,429	188,963,813	150,764,671	133,230,682	137,212,016	126,494,146

Contract owners’ equity at end of period	$-	11,831,165	31,315	181,749,429	156,636,083	150,764,671	149,702,358	137,212,016

CHANGE IN UNITS:
Beginning units	459,751	512,894	4,716,638	5,494,477	1,444,320	1,606,006	2,557,041	2,963,169
Units purchased	13,118	49,247	293,570	449,138	17,332	26,972	354,478	175,409
Units redeemed	(472,869)	(102,390)	(5,010,002)	(1,226,977)	(147,849)	(188,658)	(437,561)	(581,537)

Ending units	-	459,751	206	4,716,638	1,313,803	1,444,320	2,473,958	2,557,041

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVIG		OVIGS		OVMS		OVSB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,585)	6,957	(997,329)	(526,613)	34,979	175,766	45,913	67,126
Realized gain (loss) on investments	74,094	1,877	15,125,402	1,209,804	962,904	453,668	(15,896)	(17,126)
Change in unrealized gain (loss) on investments	(72,733)	265,888	(12,812,332)	9,690,848	(49,743)	1,752,022	(101,251)	(29,481)
Reinvested capital gains	169,694	20,852	7,036,817	759,632	1,273,981	542,875	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	162,470	295,574	8,352,558	11,133,671	2,222,121	2,924,331	(71,234)	20,519

Equity transactions:
Purchase payments received from contract owners (note 4)	222,816	28,316	11,474,501	5,223,899	249,299	102,242	21,435	43,814
Transfers between funds	(77,041)	(144,693)	(82,805,741)	(6,590,724)	(118,645)	701,869	43,820	(122,065)
Redemptions (notes 2, 3, and 4)	(172,704)	(161,553)	(4,003,931)	(3,035,104)	(2,632,471)	(1,886,640)	(231,260)	(82,805)
Adjustments to maintain reserves	(22)	16	81	321	(46)	(33)	(49)	39

Net equity transactions	(26,951)	(277,914)	(75,335,090)	(4,401,608)	(2,501,863)	(1,082,562)	(166,054)	(161,017)

Net change in contract owners’ equity	135,519	17,660	(66,982,532)	6,732,063	(279,742)	1,841,769	(237,288)	(140,498)
Contract owners’ equity at beginning of period	1,740,026	1,722,366	68,309,809	61,577,746	25,089,381	23,247,612	1,556,211	1,696,709

Contract owners’ equity at end of period	$1,875,545	1,740,026	1,327,277	68,309,809	24,809,639	25,089,381	1,318,923	1,556,211

CHANGE IN UNITS:
Beginning units	104,238	124,703	5,258,596	5,652,376	587,607	618,103	136,629	152,056
Units purchased	27,462	9,729	1,142,625	871,867	21,756	37,474	12,151	9,950
Units redeemed	(29,228)	(30,194)	(6,307,981)	(1,265,647)	(75,219)	(67,970)	(27,355)	(25,377)

Ending units	102,472	104,238	93,240	5,258,596	534,144	587,607	121,425	136,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSBS		OVSC		OVSCS		WRASP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$118,879	199,243	(59,052)	(31,574)	(1,639,792)	(1,121,143)	(254,230)	367,147
Realized gain (loss) on investments	(65,524)	(213,158)	190,697	(88,357)	4,793,836	(4,043,072)	(775,753)	(4,566,119)
Change in unrealized gain (loss) on investments	(278,438)	22,433	624,244	804,879	10,963,168	22,821,279	(1,301,087)	17,109,228
Reinvested capital gains	-	-	380,384	63,548	7,792,266	1,365,685	14,218,209	2,270,084

Net increase (decrease) in contract owners’ equity resulting from operations	(225,083)	8,518	1,136,273	748,496	21,909,478	19,022,749	11,887,139	15,180,340

Equity transactions:
Purchase payments received from contract owners (note 4)	18,126	9,209	36,330	82,041	14,083,353	4,706,038	788,683	1,349,260
Transfers between funds	2,785	(646,561)	76,469	(86,328)	(12,970,704)	(4,740,638)	(5,415,401)	(7,546,461)
Redemptions (notes 2, 3, and 4)	(339,718)	(649,612)	(494,089)	(392,046)	(11,937,615)	(7,464,958)	(13,776,302)	(14,649,051)
Adjustments to maintain reserves	(17)	166	(1)	59	39,047	(38,614)	246	287

Net equity transactions	(318,824)	(1,286,798)	(381,291)	(396,274)	(10,785,919)	(7,538,172)	(18,402,774)	(20,845,965)

Net change in contract owners’ equity	(543,907)	(1,278,280)	754,982	352,222	11,123,559	11,484,577	(6,515,635)	(5,665,625)
Contract owners’ equity at beginning of period	4,692,264	5,970,544	5,453,460	5,101,238	114,020,410	102,535,833	146,144,790	151,810,415

Contract owners’ equity at end of period	$4,148,357	4,692,264	6,208,442	5,453,460	125,143,969	114,020,410	139,629,155	146,144,790

CHANGE IN UNITS:
Beginning units	426,549	550,096	200,490	221,936	2,140,606	2,265,629	7,535,428	8,769,928
Units purchased	28,123	24,336	16,845	48,201	371,372	536,662	272,460	256,130
Units redeemed	(57,921)	(147,883)	(28,614)	(69,647)	(561,942)	(661,685)	(1,173,144)	(1,490,630)

Ending units	396,751	426,549	188,721	200,490	1,950,036	2,140,606	6,634,744	7,535,428

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRENG		WRHIP		WRMCG		WRPAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$637	635	2,739,122	3,570,480	(3,414,957)	(2,200,444)	134	85
Realized gain (loss) on investments	554	(35,366)	(771,966)	(1,705,862)	12,390,902	7,631,430	(7)	(13)
Change in unrealized gain (loss) on investments	20,407	5,269	777,471	102,078	(4,659,020)	42,291,200	1,373	205
Reinvested capital gains	-	-	-	-	24,840,523	9,533,362	618	1,245

Net increase (decrease) in contract owners’ equity resulting from operations	21,598	(29,462)	2,744,627	1,966,696	29,157,448	57,255,548	2,118	1,522

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	347,411	768,664	69,154,971	26,864,373	-	-
Transfers between funds	(543)	72,534	1,504,502	(5,945,460)	(30,732,660)	(5,835,398)	(176)	101
Redemptions (notes 2, 3, and 4)	(914)	(271)	(5,675,659)	(5,831,060)	(17,515,354)	(10,095,898)	-	-
Adjustments to maintain reserves	(6)	(4)	83	448	88	(138)	7	(1)

Net equity transactions	(1,463)	72,259	(3,823,663)	(11,007,408)	20,907,045	10,932,939	(169)	100

Net change in contract owners’ equity	20,135	42,797	(1,079,036)	(9,040,712)	50,064,493	68,188,487	1,949	1,622
Contract owners’ equity at beginning of period	52,658	9,861	64,032,899	73,073,611	196,974,311	128,785,824	11,618	9,996

Contract owners’ equity at end of period	$72,793	52,658	62,953,863	64,032,899	247,038,804	196,974,311	13,567	11,618

CHANGE IN UNITS:
Beginning units	12,952	1,519	4,488,157	5,342,452	6,085,246	5,847,898	573	567
Units purchased	-	25,512	536,161	313,401	2,834,244	2,317,035	4	6
Units redeemed	(269)	(14,079)	(794,514)	(1,167,696)	(2,315,989)	(2,079,687)	(11)	-

Ending units	12,683	12,952	4,229,804	4,488,157	6,603,501	6,085,246	566	573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRPCP		WRPMAP		WRPMAV		WRPMCP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$73,872	25,696	540,363	490,386	51,298	46,103	82,375	72,438
Realized gain (loss) on investments	181,848	(25,069)	(53,997)	(3,252,231)	55,291	7,031	(79,395)	(73,491)
Change in unrealized gain (loss) on investments	(163,026)	198,896	3,412,496	2,377,373	501,179	(158,979)	356,805	181,502
Reinvested capital gains	200,544	126,453	1,718,919	4,538,221	69,297	474,065	224,184	440,615

Net increase (decrease) in contract owners’ equity resulting from operations	293,238	325,976	5,617,781	4,153,749	677,065	368,220	583,969	621,064

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	370,244	1,075,363	21,000	150	50,284	-
Transfers between funds	(180,256)	1,875,608	808,617	(1,769,106)	(16,578)	910	511,366	(162)
Redemptions (notes 2, 3, and 4)	(119,181)	(541,764)	(4,208,127)	(9,793,058)	(290,633)	(1,152,628)	(949,105)	(428,664)
Adjustments to maintain reserves	11	(28)	(38)	23	(11)	(5)	3	(23)

Net equity transactions	(299,426)	1,333,816	(3,029,304)	(10,486,778)	(286,222)	(1,151,573)	(387,452)	(428,849)

Net change in contract owners’ equity	(6,188)	1,659,792	2,588,477	(6,333,029)	390,843	(783,353)	196,517	192,215
Contract owners’ equity at beginning of period	2,769,683	1,109,891	36,310,730	42,643,759	4,735,681	5,519,034	5,345,758	5,153,543

Contract owners’ equity at end of period	$2,763,495	2,769,683	38,899,207	36,310,730	5,126,524	4,735,681	5,542,275	5,345,758

CHANGE IN UNITS:
Beginning units	143,515	64,536	1,459,120	1,964,771	296,203	376,811	252,545	275,259
Units purchased	94,601	110,688	111,156	81,894	1,228	1,239	24,476	13
Units redeemed	(107,630)	(31,709)	(227,536)	(587,545)	(17,976)	(81,847)	(43,076)	(22,727)

Ending units	130,486	143,515	1,342,740	1,459,120	279,455	296,203	233,945	252,545

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRPMCV		WRPMMV		WRPMP		JPICB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$16,005	16,923	55,448	37,415	302,603	277,227	46,933	2,301
Realized gain (loss) on investments	191,065	(27,652)	878,149	34,959	(225,896)	(960,526)	33,813	14,009
Change in unrealized gain (loss) on investments	(98,699)	11,174	(410,457)	(36,460)	1,634,594	853,926	(1,213,099)	340,235
Reinvested capital gains	26,738	99,825	58,128	328,787	891,098	2,123,320	380,365	-

Net increase (decrease) in contract owners’ equity resulting from operations	135,109	100,270	581,268	364,701	2,602,399	2,293,947	(751,988)	356,545

Equity transactions:
Purchase payments received from contract owners (note 4)	-	10,000	9,000	-	99,649	14,600	26,940,426	13,944,823
Transfers between funds	(1,365,147)	(121,727)	(5,014,798)	(93,506)	(155,481)	(164,771)	1,241,369	2,291,413
Redemptions (notes 2, 3, and 4)	(87,302)	(453,984)	(338,991)	(512,043)	(2,512,928)	(4,080,394)	(1,095,695)	(270,029)
Adjustments to maintain reserves	11	2	8	5	56,966	(56,962)	(43)	16

Net equity transactions	(1,452,438)	(565,709)	(5,344,781)	(605,544)	(2,511,794)	(4,287,527)	27,086,057	15,966,223

Net change in contract owners’ equity	(1,317,329)	(465,439)	(4,763,513)	(240,843)	90,605	(1,993,580)	26,334,069	16,322,768
Contract owners’ equity at beginning of period	1,317,329	1,782,768	4,763,513	5,004,356	19,901,998	21,895,578	17,635,656	1,312,888

Contract owners’ equity at end of period	$-	1,317,329	-	4,763,513	19,992,603	19,901,998	43,969,725	17,635,656

CHANGE IN UNITS:
Beginning units	90,018	132,892	312,191	355,682	872,712	1,090,124	1,667,764	131,850
Units purchased	307	1,034	1,160	251	4,617	3,408	2,968,595	1,622,252
Units redeemed	(90,325)	(43,908)	(313,351)	(43,742)	(111,936)	(220,820)	(352,281)	(86,338)

Ending units	-	90,018	-	312,191	765,393	872,712	4,284,078	1,667,764

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JPMMV1		JABS		JACAS		JAFBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(42,206)	14,172	(89,898)	28,692	(2,372,707)	(1,814,759)	254,275	702,888
Realized gain (loss) on investments	347,111	(386,443)	1,034,335	427,770	12,529,515	6,413,198	307,873	307,619
Change in unrealized gain (loss) on investments	1,698,234	(583,347)	1,574,817	564,318	(144,075)	29,872,031	(5,522,109)	4,742,566
Reinvested capital gains	556,894	552,718	91,982	139,006	20,619,129	11,065,723	2,557,168	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,560,033	(402,900)	2,611,236	1,159,786	30,631,862	45,536,193	(2,402,793)	5,753,073

Equity transactions:
Purchase payments received from contract owners (note 4)	113,080	129,599	21,560,450	25,727	963,950	608,677	31,401,283	10,896,970
Transfers between funds	526,132	(916,834)	30,017,264	44,340	(11,010,532)	(12,786,627)	7,122,413	11,066,732
Redemptions (notes 2, 3, and 4)	(1,558,281)	(786,593)	(959,032)	(913,440)	(16,907,805)	(14,139,920)	(10,197,016)	(4,722,091)
Adjustments to maintain reserves	(150)	95	(32)	112	(21)	402	16	261

Net equity transactions	(919,219)	(1,573,733)	50,618,650	(843,261)	(26,954,408)	(26,317,468)	28,326,696	17,241,872

Net change in contract owners’ equity	1,640,814	(1,976,633)	53,229,886	316,525	3,677,454	19,218,725	25,923,903	22,994,945
Contract owners’ equity at beginning of period	9,285,126	11,261,759	10,116,328	9,799,803	157,886,948	138,668,223	90,169,573	67,174,628

Contract owners’ equity at end of period	$10,925,940	9,285,126	63,346,214	10,116,328	161,564,402	157,886,948	116,093,476	90,169,573

CHANGE IN UNITS:
Beginning units	276,962	332,614	273,700	313,524	2,750,213	3,296,707	7,902,412	6,400,630
Units purchased	35,424	9,347	1,410,985	14,533	153,283	270,847	4,202,345	3,338,426
Units redeemed	(58,361)	(64,999)	(131,383)	(54,357)	(569,747)	(817,341)	(1,693,126)	(1,836,644)

Ending units	254,025	276,962	1,553,302	273,700	2,333,749	2,750,213	10,411,631	7,902,412

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAGTS		JAIGS		JAMGS		LZREMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,100,278)	(3,051,450)	(171,275)	(83,145)	(6,919)	(8,826)	275,542	391,682
Realized gain (loss) on investments	13,236,527	19,133,585	946,697	(1,425,501)	89,880	7,303	3,319,855	84,703
Change in unrealized gain (loss) on investments	(5,632,324)	45,789,129	3,345,247	5,767,855	54,451	170,784	(1,532,055)	(1,870,838)
Reinvested capital gains	38,503,696	18,176,029	-	-	200,047	161,114	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,007,621	80,047,293	4,120,669	4,259,209	337,459	330,375	2,063,342	(1,394,453)

Equity transactions:
Purchase payments received from contract owners (note 4)	63,011,514	26,624,992	576,508	462,362	222,495	303,132	6,133,032	2,971,719
Transfers between funds	(8,496,243)	(11,804,159)	(1,974,782)	(1,949,031)	(221,215)	(298,124)	(48,052,340)	(1,027,999)
Redemptions (notes 2, 3, and 4)	(20,616,293)	(14,457,308)	(3,231,510)	(3,442,422)	(213,514)	(89,364)	(2,241,404)	(1,871,228)
Adjustments to maintain reserves	85	472	162	451	64	3	(85,865)	175

Net equity transactions	33,899,063	363,997	(4,629,622)	(4,928,640)	(212,170)	(84,353)	(44,246,577)	72,667

Net change in contract owners’ equity	75,906,684	80,411,290	(508,953)	(669,431)	125,289	246,022	(42,183,235)	(1,321,786)
Contract owners’ equity at beginning of period	255,673,747	175,262,457	36,085,006	36,754,437	2,299,064	2,053,042	43,944,162	45,265,948

Contract owners’ equity at end of period	$331,580,431	255,673,747	35,576,053	36,085,006	2,424,353	2,299,064	1,760,927	43,944,162

CHANGE IN UNITS:
Beginning units	6,692,192	6,662,451	1,470,600	1,702,037	73,688	77,654	4,455,162	4,475,407
Units purchased	3,078,690	3,240,228	59,751	82,825	9,357	32,960	831,868	788,400
Units redeemed	(1,961,157)	(3,210,487)	(212,300)	(314,262)	(15,848)	(36,926)	(5,127,063)	(808,645)

Ending units	7,809,725	6,692,192	1,318,051	1,470,600	67,197	73,688	159,967	4,455,162

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LDVS		LOVSDC		LOVTRC		MNCPS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$69,406	-	25,256	18,134	787,905	679,437	(1)	(186)
Realized gain (loss) on investments	2,120	-	1,753	4,712	53,203	147,808	9,648	803
Change in unrealized gain (loss) on investments	116,386	-	(29,939)	(1,110)	(2,559,750)	1,010,463	(6,283)	58,501
Reinvested capital gains	22,537	-	-	-	632,061	1,137,197	21,798	2,321

Net increase (decrease) in contract owners’ equity resulting from operations	210,449	-	(2,930)	21,736	(1,086,581)	2,974,905	25,162	61,439

Equity transactions:
Purchase payments received from contract owners (note 4)	4,369	-	393,100	307,447	23,489,118	9,580,549	230,604	8,322
Transfers between funds	2,437,494	-	261,974	213,974	13,856,798	3,126,297	(16,091)	114,381
Redemptions (notes 2, 3, and 4)	(20,077)	-	(120,931)	(4,937)	(3,436,551)	(4,106,616)	(14,431)	(5,395)
Adjustments to maintain reserves	(15)	-	(10)	(16)	(24)	190	(28)	-

Net equity transactions	2,421,771	-	534,133	516,468	33,909,341	8,600,420	200,054	117,308

Net change in contract owners’ equity	2,632,220	-	531,203	538,204	32,822,760	11,575,325	225,216	178,747
Contract owners’ equity at beginning of period	-	-	797,434	259,230	62,781,398	51,206,073	264,188	85,441

Contract owners’ equity at end of period	$2,632,220	-	1,328,637	797,434	95,604,158	62,781,398	489,404	264,188

CHANGE IN UNITS:
Beginning units	-	-	74,499	24,509	5,558,265	4,806,220	17,232	7,458
Units purchased	259,775	-	86,402	78,384	3,774,799	1,856,957	25,023	10,459
Units redeemed	(17,668)	-	(37,023)	(28,394)	(736,160)	(1,104,912)	(11,015)	(685)

Ending units	242,107	-	123,878	74,499	8,596,904	5,558,265	31,240	17,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	M2IGSS		M3GRES		MNDSC		MV2RIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(106,907)	(82,332)	149	-	(1,593,643)	(1,029,855)	(33,546)	(673)
Realized gain (loss) on investments	416,665	320,172	161	-	776,030	897,581	39,719	596
Change in unrealized gain (loss) on investments	282,512	334,654	10,884	-	(20,017,285)	19,781,130	3,624	119,367
Reinvested capital gains	949,896	616,125	-	-	19,814,029	7,137,846	440,267	6,887

Net increase (decrease) in contract owners’ equity resulting from operations	1,542,166	1,188,619	11,194	-	(1,020,869)	26,786,702	450,064	126,177

Equity transactions:
Purchase payments received from contract owners (note 4)	122,359	21,364	118,836	-	32,167,574	14,625,885	7,962,083	968,838
Transfers between funds	(198,438)	(646,084)	19,471	-	(6,033,097)	(13,517,883)	1,875,572	918,063
Redemptions (notes 2, 3, and 4)	(616,863)	(605,590)	-	-	(6,900,855)	(3,952,706)	(213,123)	(3,236)
Adjustments to maintain reserves	67	40	10	-	16	558	(82)	(33)

Net equity transactions	(692,875)	(1,230,270)	138,317	-	19,233,638	(2,844,146)	9,624,450	1,883,632

Net change in contract owners’ equity	849,291	(41,651)	149,511	-	18,212,769	23,942,556	10,074,514	2,009,809
Contract owners’ equity at beginning of period	6,781,997	6,823,648	-	-	91,032,268	67,089,712	2,009,809	-

Contract owners’ equity at end of period	$7,631,288	6,781,997	149,511	-	109,245,037	91,032,268	12,084,323	2,009,809

CHANGE IN UNITS:
Beginning units	323,675	391,705	-	-	2,835,105	3,012,031	151,059	-
Units purchased	11,761	13,958	13,123	-	1,306,817	1,104,863	716,227	151,488
Units redeemed	(41,417)	(81,988)	(211)	-	(757,883)	(1,281,789)	(40,306)	(429)

Ending units	294,019	323,675	12,912	-	3,384,039	2,835,105	826,980	151,059

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV3MVS		MVBRES		MVFSC		MVIGSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(76,596)	(8,858)	728	-	(1,495,785)	(583,277)	(267,252)	825
Realized gain (loss) on investments	759,937	259,846	3,030	-	22,008,093	15,564,755	193,810	61,725
Change in unrealized gain (loss) on investments	2,628,720	195,801	102,708	-	55,376,380	(21,259,502)	399,564	1,390,774
Reinvested capital gains	167,695	25,208	57,950	-	9,244,344	15,780,598	1,435,161	95,218

Net increase (decrease) in contract owners’ equity resulting from operations	3,479,756	471,997	164,416	-	85,133,032	9,502,574	1,761,283	1,548,542

Equity transactions:
Purchase payments received from contract owners (note 4)	18,673,724	2,896,727	791,575	-	32,619,557	12,212,208	24,785,866	8,956,336
Transfers between funds	5,338,072	784,452	(35,518)	-	(23,060,248)	4,069,424	1,916,615	1,075,889
Redemptions (notes 2, 3, and 4)	(715,786)	(26,708)	-	-	(38,680,217)	(29,302,356)	(720,376)	(143,224)
Adjustments to maintain reserves	6	(6)	8	-	235	(39)	(11)	(4)

Net equity transactions	23,296,016	3,654,465	756,065	-	(29,120,673)	(13,020,763)	25,982,094	9,888,997

Net change in contract owners’ equity	26,775,772	4,126,462	920,481	-	56,012,359	(3,518,189)	27,743,377	11,437,539
Contract owners’ equity at beginning of period	4,126,462	-	-	-	380,570,959	384,089,148	13,698,901	2,261,362

Contract owners’ equity at end of period	$30,902,234	4,126,462	920,481	-	436,583,318	380,570,959	41,442,278	13,698,901

CHANGE IN UNITS:
Beginning units	303,787	-	-	-	9,837,182	10,092,360	1,108,316	208,542
Units purchased	1,810,885	503,584	112,619	-	1,125,289	1,482,951	2,261,938	1,106,997
Units redeemed	(349,262)	(199,797)	(53,295)	-	(1,816,110)	(1,738,129)	(253,529)	(207,223)

Ending units	1,765,410	303,787	59,324	-	9,146,361	9,837,182	3,116,725	1,108,316

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVIVSC		MVRBSS		MVUSC		MGRFV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,558,792)	(2,118,924)	25,094	53	2,317	3,785	(22)	(25)
Realized gain (loss) on investments	8,113,240	14,611,955	(396)	-	17,690	1,941	114	5
Change in unrealized gain (loss) on investments	15,740,386	30,766,651	(37,498)	1,535	1,450	1,679	(246)	429
Reinvested capital gains	9,167,729	5,890,827	114	-	8,152	5,774	236	16

Net increase (decrease) in contract owners’ equity resulting from operations	28,462,563	49,150,509	(12,686)	1,588	29,609	13,179	82	425

Equity transactions:
Purchase payments received from contract owners (note 4)	36,069,351	16,002,955	1,485,644	296,420	21,415	114	-	-
Transfers between funds	4,025,997	(26,572,505)	6,981	97	(24,929)	3,925	-	-
Redemptions (notes 2, 3, and 4)	(29,910,909)	(22,926,798)	(6,590)	-	(28,550)	(5,150)	(1,301)	(684)
Adjustments to maintain reserves	468	872	(17)	(8)	4	19	7	(6)

Net equity transactions	10,184,907	(33,495,476)	1,486,018	296,509	(32,060)	(1,092)	(1,294)	(690)

Net change in contract owners’ equity	38,647,470	15,655,033	1,473,332	298,097	(2,451)	12,087	(1,212)	(265)
Contract owners’ equity at beginning of period	317,179,034	301,524,001	298,097	-	230,456	218,369	6,307	6,572

Contract owners’ equity at end of period	$355,826,504	317,179,034	1,771,429	298,097	228,005	230,456	5,095	6,307

CHANGE IN UNITS:
Beginning units	12,241,240	13,810,529	28,447	-	13,983	13,924	516	575
Units purchased	2,327,114	1,421,536	171,715	28,447	2,458	1,614	-	-
Units redeemed	(1,955,557)	(2,990,825)	(27,634)	-	(4,166)	(1,555)	(102)	(59)

Ending units	12,612,797	12,241,240	172,528	28,447	12,275	13,983	414	516

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSEM		MSEMB		MSGI2		MSVEG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$38,558	37,043	21,561	18,093	138,041	(20,487)	(144,414)	-
Realized gain (loss) on investments	(3,385)	11,686	(2,296)	(15,707)	73,973	(227,510)	(214,255)	-
Change in unrealized gain (loss) on investments	(72,769)	(1,122)	(34,247)	13,365	880,531	(427,630)	(3,058,350)	-
Reinvested capital gains	-	-	-	-	580,424	180,156	891,851	-

Net increase (decrease) in contract owners’ equity resulting from operations	(37,596)	47,607	(14,982)	15,751	1,672,969	(495,471)	(2,525,168)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	10,250	1	6,210,675	768,705	21,337,610	-
Transfers between funds	(12,546)	(15,452)	17,536	(8,661)	1,332,858	(944,976)	5,707,980	-
Redemptions (notes 2, 3, and 4)	(156,674)	(135,391)	(13,271)	(59,002)	(1,070,475)	(778,454)	(934,734)	-
Adjustments to maintain reserves	(10)	80	(84)	64	9	298	32	-

Net equity transactions	(169,230)	(150,763)	14,431	(67,598)	6,473,067	(954,427)	26,110,888	-

Net change in contract owners’ equity	(206,826)	(103,156)	(551)	(51,847)	8,146,036	(1,449,898)	23,585,720	-
Contract owners’ equity at beginning of period	1,205,965	1,309,121	523,594	575,441	11,756,086	13,205,984	-	-

Contract owners’ equity at end of period	$999,139	1,205,965	523,043	523,594	19,902,122	11,756,086	23,585,720	-

CHANGE IN UNITS:
Beginning units	37,333	42,170	28,858	33,426	1,024,329	1,125,057	-	-
Units purchased	-	-	2,522	490	778,226	144,952	3,982,188	-
Units redeemed	(5,306)	(4,837)	(613)	(5,058)	(261,928)	(245,680)	(1,564,844)	-

Ending units	32,027	37,333	30,767	28,858	1,540,627	1,024,329	2,417,344	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVF2		MSVFI		MSVRE		MSVREB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$110,864	125,453	56,593	35,879	79	183	4	15
Realized gain (loss) on investments	81,051	321,007	(3,481)	(19,255)	645	437	139	37
Change in unrealized gain (loss) on investments	(1,001,646)	21,281	(233,709)	19,638	4,181	(4,490)	160	(410)
Reinvested capital gains	617,599	110,047	142,630	25,834	-	382	-	34

Net increase (decrease) in contract owners’ equity resulting from operations	(192,132)	577,788	(37,967)	62,096	4,905	(3,488)	303	(324)

Equity transactions:
Purchase payments received from contract owners (note 4)	19,278	81,060	18,913	4,059	1,637	646	-	-
Transfers between funds	487,609	136,722	32,203	615,010	-	5	-	-
Redemptions (notes 2, 3, and 4)	(1,190,749)	(1,523,069)	(256,215)	(1,058,974)	(2,570)	(2,053)	(525)	(405)
Adjustments to maintain reserves	(10)	142	165	194	107	62	43	(38)

Net equity transactions	(683,872)	(1,305,145)	(204,934)	(439,711)	(826)	(1,340)	(482)	(443)

Net change in contract owners’ equity	(876,004)	(727,357)	(242,901)	(377,615)	4,079	(4,828)	(179)	(767)
Contract owners’ equity at beginning of period	9,820,660	10,548,017	2,359,405	2,737,020	14,376	19,204	979	1,746

Contract owners’ equity at end of period	$8,944,656	9,820,660	2,116,504	2,359,405	18,455	14,376	800	979

CHANGE IN UNITS:
Beginning units	626,449	714,861	146,420	181,090	-	-	-	-
Units purchased	67,721	211,783	17,150	114,907	-	-	-	-
Units redeemed	(115,514)	(300,195)	(30,058)	(149,577)	-	-	-	-

Ending units	578,656	626,449	133,512	146,420	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VKVGR2		DTRTFB		EIF		EIF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,797	9,384	216,243	93,675	44,669	59,862	(1,226,849)	634,108
Realized gain (loss) on investments	(8,397)	(17,918)	(19,662)	(102,653)	37,528	(39,797)	28,614,281	10,781,073
Change in unrealized gain (loss) on investments	64,673	(50,559)	(505,748)	(154,308)	779,169	13,091	34,073,108	(11,682,135)
Reinvested capital gains	-	5,725	45,400	-	53,884	198,620	4,403,273	14,195,894

Net increase (decrease) in contract owners’ equity resulting from operations	60,073	(53,368)	(263,767)	(163,286)	915,250	231,776	65,863,813	13,928,940

Equity transactions:
Purchase payments received from contract owners (note 4)	527	2,505	7,478,551	2,597,713	489,505	250,341	82,205,912	41,422,281
Transfers between funds	(4,710)	(13,960)	2,493,210	241,357	(622,844)	332,783	(37,401,739)	1,741,064
Redemptions (notes 2, 3, and 4)	(44,373)	(1,774)	(654,980)	(754,134)	(232,344)	(228,486)	(26,724,629)	(18,568,656)
Adjustments to maintain reserves	30	9	32	30	8	8	174	(137)

Net equity transactions	(48,526)	(13,220)	9,316,813	2,084,966	(365,675)	354,646	18,079,718	24,594,552

Net change in contract owners’ equity	11,547	(66,588)	9,053,046	1,921,680	549,575	586,422	83,943,531	38,523,492
Contract owners’ equity at beginning of period	275,094	341,682	10,660,727	8,739,047	4,972,990	4,386,568	365,940,769	327,417,277

Contract owners’ equity at end of period	$286,641	275,094	19,713,773	10,660,727	5,522,565	4,972,990	449,884,300	365,940,769

CHANGE IN UNITS:
Beginning units	27,077	28,285	984,962	825,933	246,406	224,130	10,097,888	9,239,208
Units purchased	6,082	3,740	1,112,496	1,987,858	26,016	47,624	2,842,972	2,427,955
Units redeemed	(10,074)	(4,948)	(245,144)	(1,828,829)	(43,868)	(25,348)	(2,473,605)	(1,569,275)

Ending units	23,085	27,077	1,852,314	984,962	228,554	246,406	10,467,255	10,097,888

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GBF2		GEM		GEM2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$293,234	1,223,800	2,127	2,754	(26,350)	47,198	(436,271)	52,357
Realized gain (loss) on investments	1,500,590	3,392,985	(6,104)	(2,807)	308,176	97,223	1,575,590	407,354
Change in unrealized gain (loss) on investments	(8,434,170)	4,232,153	(6,573)	(3,075)	(927,222)	597,686	(9,561,803)	4,713,306
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,640,346)	8,848,938	(10,550)	(3,128)	(645,396)	742,107	(8,422,484)	5,173,017

Equity transactions:
Purchase payments received from contract owners (note 4)	11,122,772	9,807,506	280,133	492,182	191,721	178,169	8,079,854	1,952,262
Transfers between funds	8,181,661	18,325,476	(33,745)	(238,578)	17,609	(384,145)	48,049,810	(2,830,540)
Redemptions (notes 2, 3, and 4)	(23,154,553)	(22,433,912)	(6,189)	-	(778,677)	(892,278)	(7,476,788)	(4,155,256)
Adjustments to maintain reserves	187	1,144	(10)	(2)	(14)	95	80,154	531

Net equity transactions	(3,849,933)	5,700,214	240,189	253,602	(569,361)	(1,098,159)	48,733,030	(5,033,003)

Net change in contract owners’ equity	(10,490,279)	14,549,152	229,639	250,474	(1,214,757)	(356,052)	40,310,546	140,014
Contract owners’ equity at beginning of period	186,105,992	171,556,840	250,474	-	8,451,693	8,807,745	55,088,754	54,948,740

Contract owners’ equity at end of period	$175,615,713	186,105,992	480,113	250,474	7,236,936	8,451,693	95,399,300	55,088,754

CHANGE IN UNITS:
Beginning units	10,223,988	9,956,482	25,052	-	320,088	374,687	1,426,598	1,580,746
Units purchased	2,501,896	6,163,383	51,280	53,215	25,262	33,835	1,587,730	200,414
Units redeemed	(2,943,980)	(5,895,877)	(26,575)	(28,163)	(41,099)	(88,434)	(325,204)	(354,562)

Ending units	9,781,904	10,223,988	49,757	25,052	304,251	320,088	2,689,124	1,426,598

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GIG		GVAAA2		GVABD2		GVAGG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$176,962	(10,968)	(26,077,681)	694,248	22,465,742	21,864,155	(7,349,434)	(3,184,082)
Realized gain (loss) on investments	266,075	(128,853)	272,110,870	222,903,220	13,330,498	45,870,426	8,640,451	17,116,010
Change in unrealized gain (loss) on investments	1,099,577	865,278	604,725,404	(60,999,522)	(136,729,624)	186,908,142	48,969,584	58,690,051
Reinvested capital gains	-	-	44,675,805	498,633,165	21,601,802	2,315,176	13,489,101	24,407,987

Net increase (decrease) in contract owners’ equity resulting from operations	1,542,614	725,457	895,434,398	661,231,111	(79,331,582)	256,957,899	63,749,702	97,029,966

Equity transactions:
Purchase payments received from contract owners (note 4)	64,531	76,445	423,492,950	275,348,778	239,195,975	229,094,975	87,408,283	32,513,069
Transfers between funds	(20,538)	(110,236)	(120,319,768)	(87,392,129)	432,403,231	79,920,426	(17,586,043)	(39,305,329)
Redemptions (notes 2, 3, and 4)	(1,348,765)	(1,060,415)	(735,738,368)	(565,670,155)	(326,256,618)	(242,389,312)	(41,902,613)	(29,583,442)
Adjustments to maintain reserves	133	(94)	(38,390)	39,221	(30,239)	31,323	70	23

Net equity transactions	(1,304,639)	(1,094,300)	(432,603,576)	(377,674,285)	345,312,349	66,657,412	27,919,697	(36,375,679)

Net change in contract owners’ equity	237,975	(368,843)	462,830,822	283,556,826	265,980,767	323,615,311	91,669,399	60,654,287
Contract owners’ equity at beginning of period	13,917,419	14,286,262	7,049,946,977	6,766,390,151	3,685,720,471	3,362,105,160	434,830,006	374,175,719

Contract owners’ equity at end of period	$14,155,394	13,917,419	7,512,777,799	7,049,946,977	3,951,701,238	3,685,720,471	526,499,405	434,830,006

CHANGE IN UNITS:
Beginning units	812,767	887,888	324,647,280	344,268,967	276,402,530	271,821,075	14,118,865	15,592,346
Units purchased	20,519	28,969	25,531,792	26,595,330	60,100,087	60,262,047	3,253,222	2,134,105
Units redeemed	(89,651)	(104,090)	(44,493,743)	(46,217,017)	(34,307,768)	(55,680,592)	(2,485,366)	(3,607,586)

Ending units	743,635	812,767	305,685,329	324,647,280	302,194,849	276,402,530	14,886,721	14,118,865

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(15,681,847)	6,845,094	(17,582,386)	(6,003,352)	(9,345,245)	(7,811,333)	(8,585,526)	(8,990,357)
Realized gain (loss) on investments	119,735,913	161,179,276	23,022,138	42,948,641	25,893,102	28,809,588	11,047,452	6,106,765
Change in unrealized gain (loss) on investments	640,703,093	(85,963,665)	180,270,517	210,967,286	52,003,083	2,394,781	26,271,400	28,037,964
Reinvested capital gains	76,161,715	355,573,867	20,270,539	68,397,790	10,707,619	38,732,561	5,704,728	19,057,341

Net increase (decrease) in contract owners’ equity resulting from operations	820,918,874	437,634,572	205,980,808	316,310,365	79,258,559	62,125,597	34,438,054	44,211,713

Equity transactions:
Purchase payments received from contract owners (note 4)	415,669,685	252,518,286	386,946,811	112,455,631	43,237,742	15,243,211	11,735,250	11,606,631
Transfers between funds	(367,950,637)	(167,622,547)	(46,313,984)	(48,903,324)	(16,550,298)	(14,061,664)	(13,827,368)	(8,388,941)
Redemptions (notes 2, 3, and 4)	(364,900,797)	(255,805,888)	(93,628,415)	(56,385,982)	(69,339,637)	(62,973,987)	(69,257,503)	(66,378,808)
Adjustments to maintain reserves	(47,502)	50,017	3,865	1,027	153	(49,778)	126	48

Net equity transactions	(317,229,251)	(170,860,132)	247,008,277	7,167,352	(42,652,040)	(61,842,218)	(71,349,495)	(63,161,070)

Net change in contract owners’ equity	503,689,623	266,774,440	452,989,085	323,477,717	36,606,519	283,379	(36,911,441)	(18,949,357)
Contract owners’ equity at beginning of period	3,919,747,698	3,652,973,258	966,967,946	643,490,229	680,742,376	680,458,997	694,596,131	713,545,488

Contract owners’ equity at end of period	$4,423,437,321	3,919,747,698	1,419,957,031	966,967,946	717,348,895	680,742,376	657,684,690	694,596,131

CHANGE IN UNITS:
Beginning units	168,241,669	175,046,931	25,071,030	24,941,956	21,662,629	23,851,697	33,896,875	37,248,051
Units purchased	19,422,670	29,006,847	11,551,766	7,348,848	1,661,343	957,576	1,188,819	1,642,452
Units redeemed	(32,218,016)	(35,812,109)	(6,203,206)	(7,219,774)	(2,849,042)	(3,146,644)	(4,544,226)	(4,993,628)

Ending units	155,446,323	168,241,669	30,419,590	25,071,030	20,474,930	21,662,629	30,541,468	33,896,875

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVEX1		GVEX2		GVIDA		GVIDC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$15,687	9,516	11,062,305	2,400,116	(2,982,628)	(2,038,472)	(7,544,784)	(8,671,622)
Realized gain (loss) on investments	2,220	1,327	12,956,690	18,570,506	7,153,907	5,286,855	6,083,350	(6,927,997)
Change in unrealized gain (loss) on investments	213,340	149,895	302,515,768	124,776,083	18,333,537	4,195,870	5,208,754	44,386,581
Reinvested capital gains	7,697	13,764	11,189,398	19,767,778	3,658,102	9,913,439	3,632,584	6,141,002

Net increase (decrease) in contract owners’ equity resulting from operations	238,944	174,502	337,724,161	165,514,483	26,162,918	17,357,692	7,379,904	34,927,964

Equity transactions:
Purchase payments received from contract owners (note 4)	25,316	11,317	426,416,554	173,589,589	46,896,870	21,419,312	14,004,316	20,087,224
Transfers between funds	185,571	593,314	101,852,597	4,982,092	(10,411,138)	(4,820,547)	(17,542,117)	155,304,392
Redemptions (notes 2, 3, and 4)	-	-	(99,042,052)	(53,909,265)	(17,483,074)	(10,647,076)	(102,112,903)	(119,232,887)
Adjustments to maintain reserves	1	(2)	5,001	1,126	(145)	306	303	158

Net equity transactions	210,888	604,629	429,232,100	124,663,542	19,002,513	5,951,995	(105,650,401)	56,158,887

Net change in contract owners’ equity	449,832	779,131	766,956,261	290,178,025	45,165,431	23,309,687	(98,270,497)	91,086,851
Contract owners’ equity at beginning of period	779,131	-	1,150,026,754	859,848,729	182,675,224	159,365,537	672,996,549	581,909,698

Contract owners’ equity at end of period	$1,228,963	779,131	1,916,983,015	1,150,026,754	227,840,655	182,675,224	574,726,052	672,996,549

CHANGE IN UNITS:
Beginning units	58,407	-	48,566,757	42,214,877	5,444,327	5,158,120	41,318,029	37,616,534
Units purchased	13,940	58,845	24,077,755	15,446,744	1,601,919	1,073,667	6,372,746	17,973,937
Units redeemed	-	(438)	(8,724,264)	(9,094,864)	(961,798)	(787,460)	(12,854,557)	(14,272,442)

Ending units	72,347	58,407	63,920,248	48,566,757	6,084,448	5,444,327	34,836,218	41,318,029

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDM		GVIX2		GVIX8		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,593,773)	(26,065,029)	120,994	63,586	1,799,534	686,855	1,705,489	1,960,477
Realized gain (loss) on investments	76,917,890	37,055,227	147,491	(72,071)	901,589	(914,389)	(14,731)	(1,510,748)
Change in unrealized gain (loss) on investments	97,077,492	38,782,222	55,292	404,552	7,586,794	4,020,024	148,088	1,470,889
Reinvested capital gains	23,183,460	107,533,820	-	94,907	-	2,895,260	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	170,585,069	157,306,240	323,777	490,974	10,287,917	6,687,750	1,838,846	1,920,618

Equity transactions:
Purchase payments received from contract owners (note 4)	45,445,040	18,498,747	2,626,217	1,378,764	32,520,936	9,179,467	4,177,587	1,616,727
Transfers between funds	(32,159,059)	(40,884,692)	(850,446)	(686,086)	2,242,705	1,079,318	(1,366,752)	(857,312)
Redemptions (notes 2, 3, and 4)	(219,956,546)	(185,877,312)	(133,274)	(255,985)	(9,951,711)	(5,879,181)	(6,608,839)	(5,467,404)
Adjustments to maintain reserves	3,357	6,251	(18)	18	128	798	(22)	(537)

Net equity transactions	(206,667,208)	(208,257,006)	1,642,479	436,711	24,812,058	4,380,402	(3,798,026)	(4,708,526)

Net change in contract owners’ equity	(36,082,139)	(50,950,766)	1,966,256	927,685	35,099,975	11,068,152	(1,959,180)	(2,787,908)
Contract owners’ equity at beginning of period	2,039,519,196	2,090,469,962	3,686,854	2,759,169	114,532,427	103,464,275	55,773,402	58,561,310

Contract owners’ equity at end of period	$2,003,437,057	2,039,519,196	5,653,110	3,686,854	149,632,402	114,532,427	53,814,222	55,773,402

CHANGE IN UNITS:
Beginning units	81,355,743	90,632,346	264,872	211,198	9,445,312	9,034,263	2,186,012	2,399,886
Units purchased	2,909,064	2,722,657	259,483	173,530	3,348,938	1,825,433	343,668	1,044,251
Units redeemed	(10,731,276)	(11,999,260)	(150,810)	(119,856)	(1,510,751)	(1,414,384)	(500,505)	(1,258,125)

Ending units	73,533,531	81,355,743	373,545	264,872	11,283,499	9,445,312	2,029,175	2,186,012

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDPG2		IDPGI2		MCIF		MCIF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(14,816,250)	(13,837,398)	(6,042,863)	(5,987,721)	(732,197)	(691,470)	10,511	4,360
Realized gain (loss) on investments	12,957,825	3,276,761	3,601,652	871,475	545,958	(4,695,169)	33,565	155
Change in unrealized gain (loss) on investments	75,245,625	42,734,553	19,432,778	13,772,201	62,957,822	25,499,774	217,473	74,244
Reinvested capital gains	43,403,889	19,453,906	11,338,565	5,108,198	6,685,661	12,512,693	43,944	2,255

Net increase (decrease) in contract owners’ equity resulting from operations	116,791,089	51,627,822	28,330,132	13,764,153	69,457,244	32,625,828	305,493	81,014

Equity transactions:
Purchase payments received from contract owners (note 4)	51,347,473	44,409,237	33,538,134	18,907,692	84,097,381	27,894,657	2,191,677	728,045
Transfers between funds	(10,961,627)	(13,151,322)	(7,014,816)	(6,031,365)	(11,997,400)	(8,979,418)	(88,232)	1,111
Redemptions (notes 2, 3, and 4)	(88,891,719)	(57,851,060)	(40,172,707)	(25,453,770)	(23,647,767)	(17,890,067)	(4,866)	-
Adjustments to maintain reserves	(330)	456	64	(32)	44,575	(15)	26	-

Net equity transactions	(48,506,203)	(26,592,689)	(13,649,325)	(12,577,475)	48,496,789	1,025,157	2,098,605	729,156

Net change in contract owners’ equity	68,284,886	25,035,133	14,680,807	1,186,678	117,954,033	33,650,985	2,404,098	810,170
Contract owners’ equity at beginning of period	1,133,179,918	1,108,144,785	474,999,659	473,812,981	302,770,232	269,119,247	810,170	-

Contract owners’ equity at end of period	$1,201,464,804	1,133,179,918	489,680,466	474,999,659	420,724,265	302,770,232	3,214,268	810,170

CHANGE IN UNITS:
Beginning units	82,866,264	84,974,755	37,020,430	38,077,091	6,342,096	6,253,581	62,726	-
Units purchased	4,696,710	4,516,474	3,055,087	2,099,296	2,254,014	1,385,188	195,071	112,094
Units redeemed	(8,062,903)	(6,624,965)	(4,117,858)	(3,155,957)	(1,325,175)	(1,296,673)	(54,514)	(49,368)

Ending units	79,500,071	82,866,264	35,957,659	37,020,430	7,270,935	6,342,096	203,283	62,726

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSBF		NAMAA2		NAMGI2		NCPG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,790,954	4,034,489	(38,384,532)	(5,544,941)	(7,504,392)	(903,897)	(17,951,891)	(8,035,669)
Realized gain (loss) on investments	1,283,032	(2,395,637)	14,997,536	8,653,644	14,137,317	9,817,863	13,005,762	(1,848,401)
Change in unrealized gain (loss) on investments	(2,961,776)	2,666,844	307,788,431	46,610,911	116,596,567	(5,709,033)	181,651,282	80,996,485
Reinvested capital gains	-	-	-	86,354,607	-	31,204,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,112,210	4,305,696	284,401,435	136,074,221	123,229,492	34,409,058	176,705,153	71,112,415

Equity transactions:
Purchase payments received from contract owners (note 4)	8,651,069	5,045,073	286,646,609	215,139,848	109,028,927	70,008,815	52,945,740	39,616,119
Transfers between funds	9,929,750	5,687,559	(27,717,115)	(21,014,943)	(55,323,450)	(16,386,712)	(13,319,595)	(26,859,369)
Redemptions (notes 2, 3, and 4)	(25,777,411)	(18,274,884)	(159,739,146)	(106,181,305)	(26,881,071)	(19,919,047)	(110,520,029)	(63,754,549)
Adjustments to maintain reserves	(329)	(86)	(285)	881	(5)	343	246	115

Net equity transactions	(7,196,921)	(7,542,338)	99,190,063	87,944,481	26,824,401	33,703,399	(70,893,638)	(50,997,684)

Net change in contract owners’ equity	915,289	(3,236,642)	383,591,498	224,018,702	150,053,893	68,112,457	105,811,515	20,114,731
Contract owners’ equity at beginning of period	217,946,522	221,183,164	2,526,975,458	2,302,956,756	587,208,982	519,096,525	1,310,905,950	1,290,791,219

Contract owners’ equity at end of period	$218,861,811	217,946,522	2,910,566,956	2,526,975,458	737,262,875	587,208,982	1,416,717,465	1,310,905,950

CHANGE IN UNITS:
Beginning units	11,993,333	12,526,039	182,897,951	176,138,480	36,831,256	34,382,199	95,679,487	99,738,845
Units purchased	3,203,949	1,974,736	22,591,264	22,139,655	6,348,789	7,840,367	6,069,138	4,360,309
Units redeemed	(3,604,708)	(2,507,442)	(16,148,600)	(15,380,184)	(4,924,022)	(5,391,310)	(10,944,761)	(8,419,667)

Ending units	11,592,574	11,993,333	189,340,615	182,897,951	38,256,023	36,831,256	90,803,864	95,679,487

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NCPGI2		NJMMA2		NJNDE2		NVAMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(7,735,506)	(4,485,077)	379,963	(53,433)	(268,717)	(32,044)	(33,466)	86,153
Realized gain (loss) on investments	4,213,117	(1,094,678)	43,955	(7,374)	755,851	124,398	(394,879)	(1,765,281)
Change in unrealized gain (loss) on investments	52,100,175	24,853,664	(319,993)	212,085	4,723,493	1,405,050	10,349,749	76,915
Reinvested capital gains	-	-	1,000,370	21,619	1,070,936	183,973	-	786,033

Net increase (decrease) in contract owners’ equity resulting from operations	48,577,786	19,273,909	1,104,295	172,897	6,281,563	1,681,377	9,921,404	(816,180)

Equity transactions:
Purchase payments received from contract owners (note 4)	30,084,690	23,364,449	16,559,324	7,953,658	27,710,968	9,392,411	986	165,903
Transfers between funds	(6,169,546)	(5,316,540)	2,226,037	1,392,840	(33,363)	5,845	(1,201,371)	(2,397,656)
Redemptions (notes 2, 3, and 4)	(53,298,634)	(37,332,897)	(926,105)	(233,264)	(1,133,562)	(237,387)	(3,724,539)	(3,153,637)
Adjustments to maintain reserves	(17)	258	(55)	-	(105)	(35)	107	97

Net equity transactions	(29,383,507)	(19,284,730)	17,859,201	9,113,234	26,543,938	9,160,834	(4,924,817)	(5,385,293)

Net change in contract owners’ equity	19,194,279	(10,821)	18,963,496	9,286,131	32,825,501	10,842,211	4,996,587	(6,201,473)
Contract owners’ equity at beginning of period	580,239,111	580,249,932	10,307,720	1,021,589	11,526,108	683,897	32,305,486	38,506,959

Contract owners’ equity at end of period	$599,433,390	580,239,111	29,271,216	10,307,720	44,351,609	11,526,108	37,302,073	32,305,486

CHANGE IN UNITS:
Beginning units	45,036,369	46,655,575	1,020,100	101,281	845,327	62,371	1,049,515	1,253,024
Units purchased	3,039,443	2,536,644	1,872,730	996,319	2,017,853	912,039	-	16,498
Units redeemed	(5,237,800)	(4,155,850)	(151,364)	(77,500)	(286,413)	(129,083)	(136,758)	(220,007)

Ending units	42,838,012	45,036,369	2,741,466	1,020,100	2,576,767	845,327	912,757	1,049,515

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVAMV2		NVAMVX		NVAMVZ		NVBX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(397,323)	(597,438)	6,676	32,652	(713,811)	1,230,579	17,338	19,332
Realized gain (loss) on investments	1,046,114	(28,950,418)	208,108	17,102	13,019,628	118,030	1,586	407
Change in unrealized gain (loss) on investments	20,946,007	13,854,453	1,196,299	492,475	36,594,424	23,851,777	(90,952)	42,441
Reinvested capital gains	-	3,775,650	-	-	-	-	4,425	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,594,798	(11,917,753)	1,411,083	542,229	48,900,241	25,200,386	(67,603)	62,180

Equity transactions:
Purchase payments received from contract owners (note 4)	(156,408)	2,021,750	312,085	56,848	8,451,874	1,084,070	222,534	40,699
Transfers between funds	(9,649,834)	(75,515,286)	957,542	3,388,374	(14,354,956)	139,124,513	(1,668,740)	1,728,057
Redemptions (notes 2, 3, and 4)	(6,136,450)	(10,585,680)	(555,975)	(59,504)	(17,615,269)	(3,527,203)	-	-
Adjustments to maintain reserves	138	(148)	(104)	(18)	74	(193)	-	(1)

Net equity transactions	(15,942,554)	(84,079,364)	713,548	3,385,700	(23,518,277)	136,681,187	(1,446,206)	1,768,755

Net change in contract owners’ equity	5,652,244	(95,997,117)	2,124,631	3,927,929	25,381,964	161,881,573	(1,513,809)	1,830,935
Contract owners’ equity at beginning of period	74,314,328	170,311,445	3,927,929	-	161,881,573	-	2,714,664	883,729

Contract owners’ equity at end of period	$79,966,572	74,314,328	6,052,560	3,927,929	187,263,537	161,881,573	1,200,855	2,714,664

CHANGE IN UNITS:
Beginning units	2,517,282	5,755,354	332,668	-	13,722,206	-	231,948	80,401
Units purchased	20,766	716,185	119,031	354,821	2,527,432	14,250,352	22,327	151,547
Units redeemed	(494,440)	(3,954,257)	(66,295)	(22,153)	(4,256,725)	(528,146)	(149,270)	-

Ending units	2,043,608	2,517,282	385,404	332,668	11,992,913	13,722,206	105,005	231,948

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCBD1		NVCBD2		NVCCA2		NVCCN2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,966	46,811	363,186	967,475	(32,629,853)	(11,524,016)	(9,339,176)	(8,256,796)
Realized gain (loss) on investments	17,721	95,546	377,008	948,141	55,756,058	(20,057,164)	2,993,137	(3,875,853)
Change in unrealized gain (loss) on investments	(207,221)	43,071	(7,065,316)	2,973,135	299,685,564	155,076,432	24,127,232	54,382,166
Reinvested capital gains	88,481	8,759	3,302,116	240,047	-	84,639,329	1,532,848	1,650,717

Net increase (decrease) in contract owners’ equity resulting from operations	(86,053)	194,187	(3,023,006)	5,128,798	322,811,769	208,134,581	19,314,041	43,900,234

Equity transactions:
Purchase payments received from contract owners (note 4)	14,605	30,639	17,847,232	10,744,360	29,499,680	13,440,346	12,106,850	20,070,722
Transfers between funds	(238,808)	474,822	5,508,485	611,905	(21,949,459)	(35,967,249)	30,647,299	161,980,483
Redemptions (notes 2, 3, and 4)	(560,334)	(511,443)	(10,059,456)	(8,921,701)	(280,401,914)	(189,196,252)	(107,333,001)	(122,608,134)
Adjustments to maintain reserves	(74)	37	25	(169)	377	6,237	10	(94)

Net equity transactions	(784,611)	(5,945)	13,296,286	2,434,395	(272,851,316)	(211,716,918)	(64,578,842)	59,442,977

Net change in contract owners’ equity	(870,664)	188,242	10,273,280	7,563,193	49,960,453	(3,582,337)	(45,264,801)	103,343,211
Contract owners’ equity at beginning of period	3,839,980	3,651,738	106,872,694	99,309,501	2,393,896,773	2,397,479,110	720,466,303	617,123,092

Contract owners’ equity at end of period	$2,969,316	3,839,980	117,145,974	106,872,694	2,443,857,226	2,393,896,773	675,201,502	720,466,303

CHANGE IN UNITS:
Beginning units	261,460	262,668	7,660,242	7,488,952	135,712,156	149,287,227	51,890,412	47,160,771
Units purchased	16,411	165,508	2,417,235	2,660,988	2,309,289	2,881,570	10,175,236	23,188,039
Units redeemed	(70,866)	(166,716)	(1,471,032)	(2,489,698)	(16,515,493)	(16,456,641)	(14,908,110)	(18,458,398)

Ending units	207,005	261,460	8,606,445	7,660,242	121,505,952	135,712,156	47,157,538	51,890,412

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMA2		NVCMC2		NVCMD2		NVCRA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,693,128)	(1,364,326)	(9,241,664)	(6,232,306)	(31,259,376)	(14,386,117)	(1,502,786)	(354,780)
Realized gain (loss) on investments	(2,506,809)	(5,555,408)	9,474,087	140,443	45,130,759	(17,530,865)	801,896	(1,877,521)
Change in unrealized gain (loss) on investments	57,578,954	29,409,290	49,621,582	49,715,895	248,651,653	156,922,202	17,316,960	10,397,546
Reinvested capital gains	-	6,134,766	169,137	4,802,964	-	61,606,190	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,379,017	28,624,322	50,023,142	48,426,996	262,523,036	186,611,410	16,616,070	8,165,245

Equity transactions:
Purchase payments received from contract owners (note 4)	30,350,224	11,409,155	15,745,331	7,827,900	37,900,393	16,515,653	28,886,711	10,134,632
Transfers between funds	(5,299,082)	(9,703,262)	(7,310,145)	(7,052,576)	(37,699,837)	(47,383,921)	(6,691,153)	(3,449,270)
Redemptions (notes 2, 3, and 4)	(35,178,280)	(26,237,525)	(78,939,898)	(68,134,883)	(239,421,179)	(204,066,014)	(4,802,363)	(2,842,630)
Adjustments to maintain reserves	144	25	103	455	421	1,044	56	144

Net equity transactions	(10,126,994)	(24,531,607)	(70,504,609)	(67,359,104)	(239,220,202)	(234,933,238)	17,393,251	3,842,876

Net change in contract owners’ equity	40,252,023	4,092,715	(20,481,467)	(18,932,108)	23,302,834	(48,321,828)	34,009,321	12,008,121
Contract owners’ equity at beginning of period	314,337,550	310,244,835	700,676,052	719,608,160	2,318,137,536	2,366,459,364	84,146,821	72,138,700

Contract owners’ equity at end of period	$354,589,573	314,337,550	680,194,585	700,676,052	2,341,440,370	2,318,137,536	118,156,142	84,146,821

CHANGE IN UNITS:
Beginning units	17,555,860	19,173,402	45,209,068	49,936,654	136,791,709	152,335,696	4,648,789	4,425,266
Units purchased	1,653,830	826,488	2,002,758	2,468,518	3,560,824	2,660,227	1,583,461	870,761
Units redeemed	(2,215,979)	(2,444,030)	(6,396,784)	(7,196,104)	(16,849,628)	(18,204,214)	(758,829)	(647,238)

Ending units	16,993,711	17,555,860	40,815,042	45,209,068	123,502,905	136,791,709	5,473,421	4,648,789

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRB2		NVDBL2		NVDCA2		NVFIII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,365,369)	(14,708,829)	(19,209,435)	(19,048,948)	(18,711,195)	(16,703,035)	(24,315)	42,003
Realized gain (loss) on investments	28,377,824	(2,796,104)	40,400,921	19,140,775	51,025,445	21,600,925	42,276	89,918
Change in unrealized gain (loss) on investments	181,073,672	138,883,765	64,624,703	68,145,996	89,786,259	43,197,394	(643,882)	80,092
Reinvested capital gains	-	27,134,792	14,461,084	41,707,586	21,506,008	75,145,207	7,596	23,735

Net increase (decrease) in contract owners’ equity resulting from operations	183,086,127	148,513,624	100,277,273	109,945,409	143,606,517	123,240,491	(618,325)	235,748

Equity transactions:
Purchase payments received from contract owners (note 4)	29,955,937	25,684,825	46,655,513	31,139,208	19,087,728	9,357,699	20,362,450	7,807,802
Transfers between funds	(9,058,183)	(34,010,375)	(45,259,850)	10,861,991	(14,072,227)	(2,830,912)	1,953,184	4,330,979
Redemptions (notes 2, 3, and 4)	(210,691,673)	(163,303,427)	(149,599,129)	(121,043,969)	(143,896,357)	(119,337,037)	(1,462,786)	(939,151)
Adjustments to maintain reserves	511	1,166	85	(37)	412	(35,252)	44	(27)

Net equity transactions	(189,793,408)	(171,627,811)	(148,203,381)	(79,042,807)	(138,880,444)	(112,845,502)	20,852,892	11,199,603

Net change in contract owners’ equity	(6,707,281)	(23,114,187)	(47,926,108)	30,902,602	4,726,073	10,394,989	20,234,567	11,435,351
Contract owners’ equity at beginning of period	2,020,407,290	2,043,521,477	1,554,404,894	1,523,502,292	1,407,834,922	1,397,439,933	13,958,969	2,523,618

Contract owners’ equity at end of period	$2,013,700,009	2,020,407,290	1,506,478,786	1,554,404,894	1,412,560,995	1,407,834,922	34,193,536	13,958,969

CHANGE IN UNITS:
Beginning units	124,798,101	136,546,286	77,619,638	82,100,866	56,780,594	62,012,665	1,262,379	241,170
Units purchased	4,100,490	3,814,193	3,849,530	5,302,454	1,412,031	2,606,389	2,201,072	1,266,062
Units redeemed	(15,269,884)	(15,562,378)	(11,004,811)	(9,783,682)	(6,661,881)	(7,838,460)	(268,271)	(244,853)

Ending units	113,628,707	124,798,101	70,464,357	77,619,638	51,530,744	56,780,594	3,195,180	1,262,379

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVGEII		NVIE6		NVLCP2		NVLCPP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$115,352	49,902	292,665	(230,658)	(740,767)	824,738	7,585,405	-
Realized gain (loss) on investments	514,470	22,058	1,197,149	(372,792)	875,734	52,195	(131,997)	-
Change in unrealized gain (loss) on investments	3,404,743	1,477,291	2,984,835	3,170,560	(4,774,695)	3,823,759	(8,609,868)	-
Reinvested capital gains	22,541	127	-	-	2,927,848	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,057,106	1,549,378	4,474,649	2,567,110	(1,711,880)	4,700,692	(1,156,460)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	29,087,204	6,768,589	240,056	1,235,880	10,471,363	4,293,419	3,793,945	-
Transfers between funds	462,464	(47,082)	(2,118,041)	(1,426,327)	(82,334,412)	12,951,672	487,295,639	-
Redemptions (notes 2, 3, and 4)	(584,476)	(131,819)	(3,736,392)	(3,047,734)	(9,575,996)	(5,434,147)	(8,114,123)	-
Adjustments to maintain reserves	(69)	(12)	(158)	33	77	401	(246)	-

Net equity transactions	28,965,123	6,589,676	(5,614,535)	(3,238,148)	(81,438,968)	11,811,345	482,975,215	-

Net change in contract owners’ equity	33,022,229	8,139,054	(1,139,886)	(671,038)	(83,150,848)	16,512,037	481,818,755	-
Contract owners’ equity at beginning of period	10,357,268	2,218,214	43,049,799	43,720,837	83,788,254	67,276,217	-	-

Contract owners’ equity at end of period	$43,379,497	10,357,268	41,909,913	43,049,799	637,406	83,788,254	481,818,755	-

CHANGE IN UNITS:
Beginning units	841,583	205,941	3,984,946	4,290,709	5,540,378	4,758,362	-	-
Units purchased	2,323,811	716,841	203,215	497,068	1,817,104	1,946,619	50,419,350	-
Units redeemed	(234,524)	(81,199)	(685,360)	(802,831)	(7,316,927)	(1,164,603)	(1,710,853)	-

Ending units	2,930,870	841,583	3,502,801	3,984,946	40,555	5,540,378	48,708,497	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMGA2		NVMIG1		NVMIG6		NVMIVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,468,596	5,138,520	(306,730)	(81,121)	(2,053,093)	(795,841)	43,148	(5,275)
Realized gain (loss) on investments	3,045,445	3,702,050	227,776	(158,259)	4,816,112	4,936,050	70,535	9,799
Change in unrealized gain (loss) on investments	(1,216,805)	30,262,684	(1,461,671)	3,028,392	(19,773,868)	7,439,506	69,495	300,775
Reinvested capital gains	-	-	1,002,132	7,705,790	4,746,720	30,413,929	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,297,236	39,103,254	(538,493)	10,494,802	(12,264,129)	41,993,644	183,178	305,299

Equity transactions:
Purchase payments received from contract owners (note 4)	47,969,605	26,206,443	308,556	192,316	29,454,171	4,453,636	41,275	18,626
Transfers between funds	9,613,708	(22,290,875)	(613,095)	597,135	76,842,348	(5,414,371)	117,668	1,722,488
Redemptions (notes 2, 3, and 4)	(16,488,469)	(15,697,703)	(2,721,456)	(1,862,291)	(14,380,808)	(9,748,718)	(195,572)	(36,465)
Adjustments to maintain reserves	127	155	11,814	328	42,424	(42,327)	(46)	21,489

Net equity transactions	41,094,971	(11,781,980)	(3,014,181)	(1,072,512)	91,958,135	(10,751,780)	(36,675)	1,726,138

Net change in contract owners’ equity	51,392,207	27,321,274	(3,552,674)	9,422,290	79,694,006	31,241,864	146,503	2,031,437
Contract owners’ equity at beginning of period	339,221,529	311,900,255	31,654,175	22,231,885	129,817,820	98,575,956	2,031,437	-

Contract owners’ equity at end of period	$390,613,736	339,221,529	28,101,501	31,654,175	209,511,826	129,817,820	2,177,940	2,031,437

CHANGE IN UNITS:
Beginning units	26,645,007	27,691,497	1,713,719	1,793,593	6,589,562	7,384,663	172,168	-
Units purchased	5,099,959	2,459,796	87,090	132,626	6,603,653	1,726,819	22,421	185,138
Units redeemed	(1,983,116)	(3,506,286)	(246,084)	(212,500)	(2,349,039)	(2,521,920)	(25,359)	(12,970)

Ending units	29,761,850	26,645,007	1,554,725	1,713,719	10,844,176	6,589,562	169,230	172,168

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMIVZ		NVMLG1		NVMLG2		NVMM2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,152,110	(164,815)	(150,700)	(118,313)	(2,188,113)	(1,806,921)	(6,711)	(482)
Realized gain (loss) on investments	7,160,601	26,744	(279,598)	(343,568)	(10,280,254)	(5,645,050)	-	-
Change in unrealized gain (loss) on investments	7,322,277	8,671,600	2,184,062	(1,586,475)	33,895,155	(22,770,672)	-	-
Reinvested capital gains	-	-	1,974,182	4,298,354	25,242,849	59,714,220	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,634,988	8,533,529	3,727,946	2,249,998	46,669,637	29,491,577	(6,711)	(482)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,765,144	467,356	93,454	109,269	5,775,288	2,651,726	851,080	1,002,883
Transfers between funds	141,636,736	51,530,569	186,947	(584,729)	8,099,819	(11,948,002)	1,218,342	(877,643)
Redemptions (notes 2, 3, and 4)	(24,124,599)	(1,090,431)	(1,157,442)	(700,387)	(15,257,412)	(9,781,176)	(788,987)	-
Adjustments to maintain reserves	80	25,348	168	(113)	(396)	201	(5)	1

Net equity transactions	121,277,361	50,932,842	(876,873)	(1,175,960)	(1,382,701)	(19,077,251)	1,280,430	125,241

Net change in contract owners’ equity	138,912,349	59,466,371	2,851,073	1,074,038	45,286,936	10,414,326	1,273,719	124,759
Contract owners’ equity at beginning of period	59,466,371	-	10,258,994	9,184,956	130,571,703	120,157,377	124,759	-

Contract owners’ equity at end of period	$198,378,720	59,466,371	13,110,067	10,258,994	175,858,639	130,571,703	1,398,478	124,759

CHANGE IN UNITS:
Beginning units	5,062,128	-	332,711	382,086	4,493,641	5,293,739	12,575	-
Units purchased	13,961,157	5,190,444	32,241	23,226	815,532	707,424	319,117	100,865
Units redeemed	(3,479,000)	(128,316)	(58,794)	(72,601)	(935,482)	(1,507,522)	(188,787)	(88,290)

Ending units	15,544,285	5,062,128	306,158	332,711	4,373,691	4,493,641	142,905	12,575

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,949,547)	(2,559,718)	(2,278,509)	(1,989,444)	2,591	8,112	(1,536,548)	1,244,984
Realized gain (loss) on investments	2,676,760	3,338,345	4,631,300	(2,870,257)	(24,343)	(56,266)	(9,043,541)	(19,539,277)
Change in unrealized gain (loss) on investments	(45,639,826)	69,513,875	(34,416,267)	50,710,093	153,390	31,556	55,564,007	13,000,740
Reinvested capital gains	31,736,955	27,150,124	21,936,262	18,235,243	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,175,658)	97,442,626	(10,127,214)	64,085,635	131,638	(16,598)	44,983,918	(5,293,553)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,030,554	928,534	19,770,431	8,144,883	109,270	-	8,669,000	2,085,238
Transfers between funds	(4,543,183)	(5,354,913)	(13,206,226)	(29,042,828)	45,502	(85,169)	(7,475,561)	(193,310)
Redemptions (notes 2, 3, and 4)	(19,481,092)	(13,684,156)	(13,228,821)	(10,931,783)	(94,965)	(2,315)	(22,541,447)	(16,283,006)
Adjustments to maintain reserves	1,340	2,354	(619)	610	(10)	3	(213)	671

Net equity transactions	(22,992,381)	(18,108,181)	(6,665,235)	(31,829,118)	59,797	(87,481)	(21,348,221)	(14,390,407)

Net change in contract owners’ equity	(37,168,039)	79,334,445	(16,792,449)	32,256,517	191,435	(104,079)	23,635,697	(19,683,960)
Contract owners’ equity at beginning of period	258,180,576	178,846,131	160,805,666	128,549,149	544,476	648,555	211,914,827	231,598,787

Contract owners’ equity at end of period	$221,012,537	258,180,576	144,013,217	160,805,666	735,911	544,476	235,550,524	211,914,827

CHANGE IN UNITS:
Beginning units	6,775,511	7,457,247	4,474,872	5,672,388	29,163	34,208	9,633,785	10,260,963
Units purchased	85,808	93,517	1,208,858	1,904,715	7,655	1,187	665,564	856,577
Units redeemed	(693,319)	(775,253)	(1,422,786)	(3,102,231)	(4,908)	(6,232)	(1,548,320)	(1,483,755)

Ending units	6,168,000	6,775,511	4,260,944	4,474,872	31,910	29,163	8,751,029	9,633,785

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(865,064)	(619,901)	(597,513)	(471,230)	(20,849)	(9,220)	(1,352,725)	(712,647)
Realized gain (loss) on investments	3,722,114	1,360,270	1,174,861	677,632	41,769	(50,177)	2,595,340	(2,262,473)
Change in unrealized gain (loss) on investments	13,890,986	1,495,311	8,799,975	1,173,866	198,432	89,237	10,269,701	7,797,822
Reinvested capital gains	1,668,915	5,726,559	954,046	3,770,387	254,277	113,260	13,688,558	6,333,970

Net increase (decrease) in contract owners’ equity resulting from operations	18,416,951	7,962,239	10,331,369	5,150,655	473,629	143,100	25,200,874	11,156,672

Equity transactions:
Purchase payments received from contract owners (note 4)	363,921	315,541	4,246,762	1,158,943	30,085	46,985	3,793,028	1,725,162
Transfers between funds	(1,089,296)	(1,961,131)	(3,581,760)	(2,074,447)	58,962	(81,919)	2,405,963	(5,875,102)
Redemptions (notes 2, 3, and 4)	(7,086,957)	(4,640,884)	(3,887,115)	(2,821,863)	(158,320)	(207,182)	(9,725,078)	(9,922,189)
Adjustments to maintain reserves	763	1,076	(74)	347	(40)	58	(732)	797

Net equity transactions	(7,811,569)	(6,285,398)	(3,222,187)	(3,737,020)	(69,313)	(242,058)	(3,526,819)	(14,071,332)

Net change in contract owners’ equity	10,605,382	1,676,841	7,109,182	1,413,635	404,316	(98,958)	21,674,055	(2,914,660)
Contract owners’ equity at beginning of period	77,645,454	75,968,613	44,528,018	43,114,383	2,003,750	2,102,708	102,283,823	105,198,483

Contract owners’ equity at end of period	$88,250,836	77,645,454	51,637,200	44,528,018	2,408,066	2,003,750	123,957,878	102,283,823

CHANGE IN UNITS:
Beginning units	3,252,837	3,565,898	1,943,145	2,102,879	81,191	95,317	4,286,078	4,925,653
Units purchased	25,221	44,396	318,954	575,769	10,611	12,640	555,261	354,668
Units redeemed	(318,569)	(357,457)	(458,891)	(735,503)	(13,838)	(26,766)	(679,561)	(994,243)

Ending units	2,959,489	3,252,837	1,803,208	1,943,145	77,964	81,191	4,161,778	4,286,078

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVOLG1		NVOLG2		NVRE1		NVRE2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,782,078)	19,076	(3,333,125)	(1,208,183)	(104,225)	65,393	(641,899)	(292,407)
Realized gain (loss) on investments	286,878	2,943,052	13,605,311	(6,125,520)	240,880	(899,551)	2,638,433	(4,869,492)
Change in unrealized gain (loss) on investments	111,797,187	20,905,499	73,928,945	24,326,983	15,769,390	(2,653,247)	30,684,874	(3,464,714)
Reinvested capital gains	7,781,780	39,046,437	5,978,933	28,648,461	-	173,919	-	360,732

Net increase (decrease) in contract owners’ equity resulting from operations	116,083,767	62,914,064	90,180,064	45,641,741	15,906,045	(3,313,486)	32,681,408	(8,265,881)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,962,243	3,877,169	42,995,233	12,740,745	245,482	398,469	4,994,484	3,815,038
Transfers between funds	39,022,748	(8,850,312)	332,354,699	(41,297,637)	192,239	(1,562,985)	(583,280)	(10,150,888)
Redemptions (notes 2, 3, and 4)	(43,208,880)	(31,884,997)	(38,736,930)	(24,755,607)	(3,558,404)	(2,968,534)	(7,548,088)	(7,325,047)
Adjustments to maintain reserves	80,329	4,555	198	(526)	614	253	11,399	(11,444)

Net equity transactions	(1,143,560)	(36,853,585)	336,613,200	(53,313,025)	(3,120,069)	(4,132,797)	(3,125,485)	(13,672,341)

Net change in contract owners’ equity	114,940,207	26,060,479	426,793,264	(7,671,284)	12,785,976	(7,446,283)	29,555,923	(21,938,222)
Contract owners’ equity at beginning of period	425,553,910	399,493,431	297,788,156	305,459,440	37,391,005	44,837,288	75,718,206	97,656,428

Contract owners’ equity at end of period	$540,494,117	425,553,910	724,581,420	297,788,156	50,176,981	37,391,005	105,274,129	75,718,206

CHANGE IN UNITS:
Beginning units	9,063,806	9,975,304	6,655,943	7,991,334	2,176,770	2,444,964	4,728,963	5,671,543
Units purchased	887,400	159,165	7,702,780	1,782,286	77,391	53,054	695,299	655,716
Units redeemed	(969,942)	(1,070,663)	(1,713,895)	(3,117,677)	(237,190)	(321,248)	(851,310)	(1,598,296)

Ending units	8,981,264	9,063,806	12,644,828	6,655,943	2,016,971	2,176,770	4,572,952	4,728,963

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVSIX2		NVSTB2		NVTIV3		SAM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,104,134)	(613,219)	(745,690)	183,121	187,308	(244,989)	(9,784,923)	(8,001,691)
Realized gain (loss) on investments	(2,635,993)	(10,356,062)	223,493	97,472	(8,034,829)	(5,878,017)	-	-
Change in unrealized gain (loss) on investments	17,164,126	28,236,068	(3,090,200)	1,782,083	10,841,189	16,654,967	-	-
Reinvested capital gains	3,788,459	4,881,037	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,212,458	22,147,824	(3,612,397)	2,062,676	2,993,668	10,531,961	(9,784,923)	(8,001,691)

Equity transactions:
Purchase payments received from contract owners (note 4)	61,631,888	20,341,660	15,700,442	13,442,318	(39,245)	1,219,692	219,696,896	156,578,576
Transfers between funds	(3,514,752)	(4,223,369)	25,206,261	14,712,647	(165,441,905)	5,850,021	487,277,968	579,450,568
Redemptions (notes 2, 3, and 4)	(10,433,175)	(6,649,956)	(21,553,602)	(18,056,894)	(2,932,110)	(14,872,665)	(699,209,056)	(557,241,631)
Adjustments to maintain reserves	224	353	83	(22)	(410)	531	58,363	(42,908)

Net equity transactions	47,684,185	9,468,688	19,353,184	10,098,049	(168,413,670)	(7,802,421)	7,824,171	178,744,605

Net change in contract owners’ equity	64,896,643	31,616,512	15,740,787	12,160,725	(165,420,002)	2,729,540	(1,960,752)	170,742,914
Contract owners’ equity at beginning of period	144,762,886	113,146,374	160,152,021	147,991,296	192,629,744	189,900,204	674,932,607	504,189,693

Contract owners’ equity at end of period	$209,659,529	144,762,886	175,892,808	160,152,021	27,209,742	192,629,744	672,971,855	674,932,607

CHANGE IN UNITS:
Beginning units	7,070,809	6,508,380	15,054,408	14,111,650	12,054,637	12,319,345	57,534,586	43,262,098
Units purchased	3,692,202	2,183,841	5,966,532	9,180,761	26,719	2,109,864	90,612,096	102,874,715
Units redeemed	(1,702,584)	(1,621,412)	(4,181,082)	(8,238,003)	(10,510,217)	(2,374,572)	(91,170,622)	(88,602,227)

Ending units	9,060,427	7,070,809	16,839,858	15,054,408	1,571,139	12,054,637	56,976,060	57,534,586

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCF		SCF2		SCGF		SCGF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(988,474)	(692,996)	(868,025)	(533,361)	(105,203)	(87,778)	(876,666)	(636,085)
Realized gain (loss) on investments	1,567,058	493,203	1,286,539	(3,540,249)	296,350	(25,114)	(142,571)	(3,734,176)
Change in unrealized gain (loss) on investments	17,015,413	8,723,690	12,230,700	10,238,949	(141,955)	1,606,843	(524,753)	13,030,364
Reinvested capital gains	753,355	2,257,009	676,946	1,673,776	658,295	890,439	5,877,217	5,810,636

Net increase (decrease) in contract owners’ equity resulting from operations	18,347,352	10,780,906	13,326,160	7,839,115	707,487	2,384,390	4,333,227	14,470,739

Equity transactions:
Purchase payments received from contract owners (note 4)	665,645	295,986	14,895,658	2,018,803	183,289	87,797	11,217,703	3,608,806
Transfers between funds	(847,887)	(1,611,983)	607,033	(2,132,440)	(944,374)	56,477	(2,650,393)	(5,129,224)
Redemptions (notes 2, 3, and 4)	(7,197,875)	(4,898,946)	(4,395,588)	(3,675,597)	(1,028,342)	(430,870)	(3,910,489)	(3,627,501)
Adjustments to maintain reserves	538	987	41,633	(41,141)	(33)	87	180	459

Net equity transactions	(7,379,579)	(6,213,956)	11,148,736	(3,830,375)	(1,789,460)	(286,509)	4,657,001	(5,147,460)

Net change in contract owners’ equity	10,967,773	4,566,950	24,474,896	4,008,740	(1,081,973)	2,097,881	8,990,228	9,323,279
Contract owners’ equity at beginning of period	65,250,173	60,683,223	45,336,864	41,328,124	8,666,508	6,568,627	50,245,276	40,921,997

Contract owners’ equity at end of period	$76,217,946	65,250,173	69,811,760	45,336,864	7,584,535	8,666,508	59,235,504	50,245,276

CHANGE IN UNITS:
Beginning units	716,499	806,570	928,880	1,019,467	366,187	385,691	1,064,256	1,200,642
Units purchased	49,366	19,741	504,966	136,887	38,602	78,129	384,395	490,149
Units redeemed	(117,672)	(109,812)	(321,374)	(227,474)	(109,892)	(97,633)	(289,516)	(626,535)

Ending units	648,193	716,499	1,112,472	928,880	294,897	366,187	1,159,135	1,064,256

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCVF		SCVF2		TRF		TRF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(334,936)	(232,120)	(745,446)	(461,934)	(761,081)	(229,072)	(1,135,439)	(630,984)
Realized gain (loss) on investments	(1,333,527)	(2,725,354)	(3,041,559)	(5,499,684)	10,656,164	7,468,812	12,525,594	11,638,678
Change in unrealized gain (loss) on investments	8,146,637	3,190,050	15,194,606	7,734,569	8,985,795	(5,763,463)	4,156,886	(10,405,370)
Reinvested capital gains	-	95,691	-	164,124	6,133,376	8,921,899	5,719,006	7,573,076

Net increase (decrease) in contract owners’ equity resulting from operations	6,478,174	328,267	11,407,601	1,937,075	25,014,254	10,398,176	21,266,047	8,175,400

Equity transactions:
Purchase payments received from contract owners (note 4)	276,921	369,263	9,481,447	1,736,038	998,932	640,948	7,840,847	3,555,108
Transfers between funds	(420,324)	(388,225)	1,387,413	1,400,564	(2,457,560)	(2,381,360)	(2,351,647)	(4,407,795)
Redemptions (notes 2, 3, and 4)	(2,212,824)	(2,263,134)	(4,589,291)	(2,685,706)	(13,347,333)	(9,320,451)	(11,393,265)	(10,473,615)
Adjustments to maintain reserves	(17)	529	60,885	(60,692)	2,405	3,883	(1,273)	1,103

Net equity transactions	(2,356,244)	(2,281,567)	6,340,454	390,204	(14,803,556)	(11,056,980)	(5,905,338)	(11,325,199)

Net change in contract owners’ equity	4,121,930	(1,953,300)	17,748,055	2,327,279	10,210,698	(658,804)	15,360,709	(3,149,799)
Contract owners’ equity at beginning of period	21,934,428	23,887,728	37,814,385	35,487,106	130,827,944	131,486,748	109,461,798	112,611,597

Contract owners’ equity at end of period	$26,056,358	21,934,428	55,562,440	37,814,385	141,038,642	130,827,944	124,822,507	109,461,798

CHANGE IN UNITS:
Beginning units	511,393	571,880	958,037	927,362	854,052	937,161	2,909,367	3,243,676
Units purchased	36,489	37,930	456,922	234,590	8,048	9,465	451,884	375,907
Units redeemed	(81,492)	(98,417)	(328,876)	(203,915)	(101,361)	(92,574)	(596,514)	(710,216)

Ending units	466,390	511,393	1,086,083	958,037	760,739	854,052	2,764,737	2,909,367

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMCG		AMINS		AMMCGS		AMSRS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(219)	(195)	(1,654)	(1,192)	(59,852)	(47,475)	(170,235)	(107,500)
Realized gain (loss) on investments	2,999	602	686	281	350,949	230,589	1,224,146	921,915
Change in unrealized gain (loss) on investments	(2,539)	3,505	12,216	6,678	(334,119)	645,314	2,012,144	981,140
Reinvested capital gains	1,252	643	1,801	5,136	449,889	165,824	332,853	586,266

Net increase (decrease) in contract owners’ equity resulting from operations	1,493	4,555	13,049	10,903	406,867	994,252	3,398,908	2,381,821

Equity transactions:
Purchase payments received from contract owners (note 4)	3,684	2,859	(18)	-	143,363	15,396	87,761	42,063
Transfers between funds	-	-	812	-	(138,031)	(119,740)	(323,804)	(694,651)
Redemptions (notes 2, 3, and 4)	(8,254)	(4,392)	(2,115)	(13,170)	(494,035)	(284,460)	(1,741,925)	(1,378,368)
Adjustments to maintain reserves	(28)	473	(3)	10	200	(25)	(124)	550

Net equity transactions	(4,598)	(1,060)	(1,324)	(13,160)	(488,503)	(388,829)	(1,978,092)	(2,030,406)

Net change in contract owners’ equity	(3,105)	3,495	11,725	(2,257)	(81,636)	605,423	1,420,816	351,415
Contract owners’ equity at beginning of period	18,266	14,771	114,213	116,470	3,763,408	3,157,985	16,255,760	15,904,345

Contract owners’ equity at end of period	$15,161	18,266	125,938	114,213	3,681,772	3,763,408	17,676,576	16,255,760

CHANGE IN UNITS:
Beginning units	-	-	6,331	7,137	62,642	72,408	387,171	446,891
Units purchased	-	-	45	-	8,648	12,706	11,265	7,868
Units redeemed	-	-	(108)	(806)	(15,770)	(22,472)	(51,827)	(67,588)

Ending units	-	-	6,268	6,331	55,520	62,642	346,609	387,171

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMTB		NOTB4		NOTG4		NOTMG4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$666,650	516,064	(87,345)	12,100	(52,829)	(3,217)	(70,140)	5,376
Realized gain (loss) on investments	15,117	(436,992)	123,714	(114,989)	30,019	(62,227)	81,434	(93,956)
Change in unrealized gain (loss) on investments	(1,108,845)	834,815	438,925	233,121	476,445	173,119	541,577	231,249
Reinvested capital gains	-	-	-	123,258	-	-	-	55,340

Net increase (decrease) in contract owners’ equity resulting from operations	(427,078)	913,887	475,294	253,490	453,635	107,675	552,871	198,009

Equity transactions:
Purchase payments received from contract owners (note 4)	266,061	359,865	19,211	6,704	1,733	140,450	174,974	20,411
Transfers between funds	5,550,799	1,173,044	(31,338)	(55,468)	(32,179)	20,483	81,377	(120,003)
Redemptions (notes 2, 3, and 4)	(6,013,560)	(6,867,839)	(2,068,307)	(2,159,417)	(376,868)	(755,498)	(1,088,686)	(899,312)
Adjustments to maintain reserves	(64)	(21)	28	49	(94)	66	6	83

Net equity transactions	(196,764)	(5,334,951)	(2,080,406)	(2,208,132)	(407,408)	(594,499)	(832,329)	(998,821)

Net change in contract owners’ equity	(623,842)	(4,421,064)	(1,605,112)	(1,954,642)	46,227	(486,824)	(279,458)	(800,812)
Contract owners’ equity at beginning of period	58,404,599	62,825,663	8,101,778	10,056,420	4,591,418	5,078,242	6,654,569	7,455,381

Contract owners’ equity at end of period	$57,780,757	58,404,599	6,496,666	8,101,778	4,637,645	4,591,418	6,375,111	6,654,569

CHANGE IN UNITS:
Beginning units	4,872,120	5,359,460	663,596	851,617	357,033	407,232	515,358	597,271
Units purchased	713,806	718,571	17,353	12,434	15,869	18,017	23,524	11,155
Units redeemed	(733,789)	(1,205,911)	(179,494)	(200,455)	(45,034)	(68,216)	(83,104)	(93,068)

Ending units	4,852,137	4,872,120	501,455	663,596	327,868	357,033	455,778	515,358

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMUBA		PMVAAD		PMVEBD		PMVFAD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$891	1,215	3,964,023	1,211,685	405,241	354,430	705,669	542,121
Realized gain (loss) on investments	1	(34)	277,733	(551,472)	(31,499)	(83,687)	(111,260)	(269,513)
Change in unrealized gain (loss) on investments	(1,609)	1,178	1,305,467	1,364,870	(967,346)	234,660	(2,193,240)	964,385
Reinvested capital gains	1,095	-	-	-	-	-	28,402	-

Net increase (decrease) in contract owners’ equity resulting from operations	378	2,359	5,547,223	2,025,083	(593,604)	505,403	(1,570,429)	1,236,993

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	3,139,165	550,108	1,964,258	871,078	1,682,131	1,321,563
Transfers between funds	1,155	1,160	(1,025,317)	(2,069,757)	931,647	(458,715)	1,541,181	(554,649)
Redemptions (notes 2, 3, and 4)	-	(4)	(4,036,561)	(3,178,677)	(851,329)	(720,092)	(1,255,644)	(1,501,312)
Adjustments to maintain reserves	(2)	(7)	19	335	(1,541)	3,271	(454)	1,721

Net equity transactions	1,153	1,149	(1,922,694)	(4,697,991)	2,043,035	(304,458)	1,967,214	(732,677)

Net change in contract owners’ equity	1,531	3,508	3,624,529	(2,672,908)	1,449,431	200,945	396,785	504,316
Contract owners’ equity at beginning of period	60,602	57,094	39,785,248	42,458,156	13,183,494	12,982,549	16,100,326	15,596,010

Contract owners’ equity at end of period	$62,133	60,602	43,409,777	39,785,248	14,632,925	13,183,494	16,497,111	16,100,326

CHANGE IN UNITS:
Beginning units	5,557	5,450	3,210,312	3,633,506	1,124,699	1,163,994	1,257,045	1,330,616
Units purchased	104	157	449,251	181,386	373,022	249,126	365,395	268,225
Units redeemed	-	(50)	(600,466)	(604,580)	(199,882)	(288,421)	(212,869)	(341,796)

Ending units	5,661	5,557	3,059,097	3,210,312	1,297,839	1,124,699	1,409,571	1,257,045

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVFHA		PMVFHV		PMVHYD		PMVIV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,390	32,197	8	-	13,305	11,776	55,392	21,672
Realized gain (loss) on investments	1,473	6,976	-	-	1,022	517	7,183	114
Change in unrealized gain (loss) on investments	(26,177)	(8,301)	(39)	-	(3,826)	4,386	(40,859)	39,231
Reinvested capital gains	4,717	-	12	-	-	-	-	1,310

Net increase (decrease) in contract owners’ equity resulting from operations	(13,597)	30,872	(19)	-	10,501	16,679	21,716	62,327

Equity transactions:
Purchase payments received from contract owners (note 4)	-	39,517	1,334	-	94,579	10,001	2,410,934	1,113,755
Transfers between funds	(49,423)	(139,911)	-	-	39,126	36,725	539,014	352,645
Redemptions (notes 2, 3, and 4)	(2,025)	(10,832)	-	-	(57,216)	(1,237)	(281,827)	(103)
Adjustments to maintain reserves	(13)	63	1	-	7	60	(26)	71

Net equity transactions	(51,461)	(111,163)	1,335	-	76,496	45,549	2,668,095	1,466,368

Net change in contract owners’ equity	(65,058)	(80,291)	1,316	-	86,997	62,228	2,689,811	1,528,695
Contract owners’ equity at beginning of period	598,302	678,593	-	-	319,218	256,990	1,785,712	257,017

Contract owners’ equity at end of period	$533,244	598,302	1,316	-	406,215	319,218	4,475,523	1,785,712

CHANGE IN UNITS:
Beginning units	44,853	53,592	-	-	22,789	19,301	158,115	23,677
Units purchased	1,701	9,264	130	-	9,446	5,347	290,576	136,272
Units redeemed	(5,690)	(18,003)	-	-	(4,006)	(1,859)	(54,115)	(1,834)

Ending units	40,864	44,853	130	-	28,229	22,789	394,576	158,115

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLAD		PMVRA		PMVRSD		PMVSTA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,313,874)	(1,469,131)	32,576	2,927	14,889	5,338	(350,984)	(218,811)
Realized gain (loss) on investments	(1,292,652)	(3,411,418)	1,993	993	43,203	(3,719)	(18,331)	(289,238)
Change in unrealized gain (loss) on investments	(4,654,512)	9,543,778	2,125	30,832	27,504	1,175	(951,130)	717,820
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,261,038)	4,663,229	36,694	34,752	85,596	2,794	(1,320,445)	209,771

Equity transactions:
Purchase payments received from contract owners (note 4)	21,344,738	10,316,746	226,119	198,323	199,721	-	14,022,477	7,269,633
Transfers between funds	50,761,813	25,427,108	91,867	5,541	120,832	(14,934)	8,994,336	5,644,425
Redemptions (notes 2, 3, and 4)	(48,529,075)	(37,048,496)	(9,855)	(4,213)	(14,984)	(1,756)	(7,469,597)	(9,830,985)
Adjustments to maintain reserves	43,780	(18,290)	(10)	44	(12)	11	(856)	4,461

Net equity transactions	23,621,256	(1,322,932)	308,121	199,695	305,557	(16,679)	15,546,360	3,087,534

Net change in contract owners’ equity	13,360,218	3,340,297	344,815	234,447	391,153	(13,885)	14,225,915	3,297,305
Contract owners’ equity at beginning of period	385,654,909	382,314,612	500,024	265,577	109,299	123,184	72,446,111	69,148,806

Contract owners’ equity at end of period	$399,015,127	385,654,909	844,839	500,024	500,452	109,299	86,672,026	72,446,111

CHANGE IN UNITS:
Beginning units	33,384,385	33,581,573	44,679	26,395	18,383	20,926	6,979,158	6,714,306
Units purchased	8,653,557	9,041,727	28,556	21,303	99,238	2,155	3,505,239	3,443,545
Units redeemed	(6,693,228)	(9,238,915)	(1,378)	(3,019)	(51,838)	(4,698)	(2,015,591)	(3,178,693)

Ending units	35,344,714	33,384,385	71,857	44,679	65,783	18,383	8,468,806	6,979,158

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRD		PVEIB		PVGOB		PVIGIB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$788,614	1,862,832	(200,256)	(13,079)	(90,142)	(75,573)	(12,606)	(1,679)
Realized gain (loss) on investments	(9,160,983)	(612,281)	339,485	(52,039)	838,278	231,208	114,381	2,065
Change in unrealized gain (loss) on investments	(20,432,515)	18,955,727	4,763,920	553,944	(306,982)	1,300,481	36,721	44,874
Reinvested capital gains	17,543,957	3,970,314	747,127	181,488	614,172	249,686	28,797	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,260,927)	24,176,592	5,650,276	670,314	1,055,326	1,705,802	167,293	45,260

Equity transactions:
Purchase payments received from contract owners (note 4)	37,824,142	21,985,939	31,694,306	5,448,071	6,246	43,119	4,924,895	297,460
Transfers between funds	(383,876,506)	16,741,128	8,165,784	2,018,524	(1,926,148)	2,312,481	1,700,890	494,526
Redemptions (notes 2, 3, and 4)	(34,650,629)	(34,203,238)	(1,505,939)	(473,618)	(898,042)	(512,063)	(105,540)	(889)
Adjustments to maintain reserves	(26,279)	41,271	18	105	(115)	145	(65)	(9)

Net equity transactions	(380,729,272)	4,565,100	38,354,169	6,993,082	(2,818,059)	1,843,682	6,520,180	791,088

Net change in contract owners’ equity	(391,990,199)	28,741,692	44,004,445	7,663,396	(1,762,733)	3,549,484	6,687,473	836,348
Contract owners’ equity at beginning of period	392,233,920	363,492,228	10,559,349	2,895,953	7,331,681	3,782,197	836,348	-

Contract owners’ equity at end of period	$243,721	392,233,920	54,563,794	10,559,349	5,568,948	7,331,681	7,523,821	836,348

CHANGE IN UNITS:
Beginning units	31,967,426	31,717,096	775,830	222,349	296,081	208,365	61,993	-
Units purchased	7,887,622	8,397,388	2,801,573	655,345	12,540	193,045	526,401	70,369
Units redeemed	(39,834,940)	(8,147,058)	(387,721)	(101,864)	(122,073)	(105,329)	(96,485)	(8,376)

Ending units	20,108	31,967,426	3,189,682	775,830	186,548	296,081	491,909	61,993

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVTIGB		ROCSC		TRHS2		VVGGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(67,965)	75,174	2,026	1,188	(5,544,092)	(4,433,248)	28,735	3,838
Realized gain (loss) on investments	304,338	(751,407)	(4,678)	(8,793)	7,627,230	9,717,089	(94,530)	133,222
Change in unrealized gain (loss) on investments	123,847	779,652	55,788	(20,551)	10,988,591	46,156,054	(57,762)	(48,044)
Reinvested capital gains	539,447	-	-	3,672	24,046,326	18,506,482	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	899,667	103,419	53,136	(24,484)	37,118,055	69,946,377	(123,557)	89,016

Equity transactions:
Purchase payments received from contract owners (note 4)	8,075,163	1,891,244	7,650	-	50,322,993	22,552,047	86,162	536,145
Transfers between funds	(952,680)	(7,123,103)	2,953	(12,188)	(7,232,327)	(21,440,570)	(431,651)	26,023
Redemptions (notes 2, 3, and 4)	(447,559)	(738,100)	(77,517)	(7,653)	(30,905,500)	(22,663,254)	-	(93,943)
Adjustments to maintain reserves	451	660	13	1	(1,094)	1,428	(25)	(9)

Net equity transactions	6,675,375	(5,969,299)	(66,901)	(19,840)	12,184,072	(21,550,349)	(345,514)	468,216

Net change in contract owners’ equity	7,575,042	(5,865,880)	(13,765)	(44,324)	49,302,127	48,396,028	(469,071)	557,232
Contract owners’ equity at beginning of period	12,232,619	18,098,499	226,558	270,882	330,365,126	281,969,098	813,315	256,083

Contract owners’ equity at end of period	$19,807,661	12,232,619	212,793	226,558	379,667,253	330,365,126	344,244	813,315

CHANGE IN UNITS:
Beginning units	527,036	889,855	15,761	17,421	5,988,488	6,515,519	67,883	20,955
Units purchased	399,235	185,989	674	234	1,318,286	1,169,946	12,223	111,499
Units redeemed	(139,011)	(548,808)	(4,893)	(1,894)	(1,128,134)	(1,696,977)	(54,828)	(64,571)

Ending units	787,260	527,036	11,542	15,761	6,178,640	5,988,488	25,278	67,883

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWBF		VWEM		VWHA		VWHAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$203,469	310,394	(60,711)	93,175	(109,042)	(38,805)	(590,115)	(184,848)
Realized gain (loss) on investments	(38,316)	(404,312)	452,387	304,885	(253,354)	(1,057,079)	4,981,146	(2,482,287)
Change in unrealized gain (loss) on investments	(456,402)	419,534	(2,514,356)	1,091,025	2,181,572	2,538,676	1,191,092	6,934,842
Reinvested capital gains	-	-	320,208	409,091	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(291,249)	325,616	(1,802,472)	1,898,176	1,819,176	1,442,792	5,582,123	4,267,707

Equity transactions:
Purchase payments received from contract owners (note 4)	40,453	32,832	44,795	57,851	832	37	5,326,621	1,370,607
Transfers between funds	194	(264,955)	(314,429)	(910,548)	(275,156)	(314,918)	9,658,669	49,982
Redemptions (notes 2, 3, and 4)	(567,412)	(466,249)	(903,624)	(1,614,221)	(1,053,392)	(915,913)	(4,314,631)	(1,859,168)
Adjustments to maintain reserves	(157)	(416)	(111)	(186)	27	(66)	68	165

Net equity transactions	(526,922)	(698,788)	(1,173,369)	(2,467,104)	(1,327,689)	(1,230,860)	10,670,727	(438,414)

Net change in contract owners’ equity	(818,171)	(373,172)	(2,975,841)	(568,928)	491,487	211,932	16,252,850	3,829,293
Contract owners’ equity at beginning of period	5,777,855	6,151,027	14,940,718	15,509,646	10,733,908	10,521,976	29,759,795	25,930,502

Contract owners’ equity at end of period	$4,959,684	5,777,855	11,964,877	14,940,718	11,225,395	10,733,908	46,012,645	29,759,795

CHANGE IN UNITS:
Beginning units	222,231	253,821	410,863	493,694	509,129	597,024	4,447,956	4,531,754
Units purchased	7,022	18,733	16,767	10,780	-	39,396	5,557,866	1,859,425
Units redeemed	(27,511)	(50,323)	(49,289)	(93,611)	(50,468)	(127,291)	(4,151,209)	(1,943,223)

Ending units	201,742	222,231	378,341	410,863	458,661	509,129	5,854,613	4,447,956

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VRVDRA		SVDF		SVOF		WFVOG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(22,539)	(467)	(1,011)	(795)	(4,044)	(2,318)	(288)	(231)
Realized gain (loss) on investments	206,460	(325,189)	3,747	2,005	15,109	15,968	2,550	78
Change in unrealized gain (loss) on investments	2,259,575	175,530	(12,309)	22,455	36,044	16,242	(2,164)	4,626
Reinvested capital gains	215,359	32,823	5,209	4,668	15,611	19,832	2,202	1,205

Net increase (decrease) in contract owners’ equity resulting from operations	2,658,855	(117,303)	(4,364)	28,333	62,720	49,724	2,300	5,678

Equity transactions:
Purchase payments received from contract owners (note 4)	4,712,799	846,314	309	509	3,297	872	-	-
Transfers between funds	6,166,116	(464,628)	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(398,036)	(42,890)	(4,673)	(3,117)	(42,997)	(33,943)	(5,702)	(12)
Adjustments to maintain reserves	(22)	343,302	(34)	(97)	785	146	(14)	13

Net equity transactions	10,480,857	682,098	(4,398)	(2,705)	(38,915)	(32,925)	(5,716)	1

Net change in contract owners’ equity	13,139,712	564,795	(8,762)	25,628	23,805	16,799	(3,416)	5,679
Contract owners’ equity at beginning of period	2,251,819	1,687,024	75,362	49,734	286,110	269,311	19,518	13,839

Contract owners’ equity at end of period	$15,391,531	2,251,819	66,600	75,362	309,915	286,110	16,102	19,518

CHANGE IN UNITS:
Beginning units	215,053	188,313	-	-	-	-	403	403
Units purchased	1,001,646	154,321	-	-	-	-	-	-
Units redeemed	(198,845)	(127,581)	-	-	-	-	(112)	-

Ending units	1,017,854	215,053	-	-	-	-	291	403

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WFVSCG		HVSIT		DWVVLS		IVKMG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,363,629)	(1,623,663)	(209,607)	(243,599)	44,453	31,104	-	(66,859)
Realized gain (loss) on investments	6,248,928	6,597,645	(4,097,943)	(1,124,226)	(6,565)	(63,348)	-	(4,628,635)
Change in unrealized gain (loss) on investments	(13,702,220)	40,369,257	(861,945)	2,241,899	(17,868)	(113,435)	-	(211,614)
Reinvested capital gains	17,489,357	5,832,761	4,778,744	1,147,365	246,144	110,827	-	4,067,445

Net increase (decrease) in contract owners’ equity resulting from operations	7,672,436	51,176,000	(390,751)	2,021,439	266,164	(34,852)	-	(839,663)

Equity transactions:
Purchase payments received from contract owners (note 4)	33,497,518	7,695,940	41,614	42,708	47,762	26,781	-	(100,245)
Transfers between funds	(7,239,048)	(9,117,686)	(14,686,487)	(1,028,480)	(2,577,356)	(255,355)	-	(13,612,814)
Redemptions (notes 2, 3, and 4)	(11,367,265)	(10,580,292)	(1,593,406)	(1,889,748)	(63,470)	(88,857)	-	(595,013)
Adjustments to maintain reserves	107	(42)	(3,244)	250	(23)	7	-	193,476

Net equity transactions	14,891,312	(12,002,080)	(16,241,523)	(2,875,270)	(2,593,087)	(317,424)	-	(14,114,596)

Net change in contract owners’ equity	22,563,748	39,173,920	(16,632,274)	(853,831)	(2,326,923)	(352,276)	-	(14,954,259)
Contract owners’ equity at beginning of period	135,768,382	96,594,462	16,632,274	17,486,105	2,326,923	2,679,199	-	14,954,259

Contract owners’ equity at end of period	$158,332,130	135,768,382	-	16,632,274	-	2,326,923	-	-

CHANGE IN UNITS:
Beginning units	2,454,772	2,719,852	690,065	814,651	120,519	138,474	-	740,367
Units purchased	950,701	712,997	96,112	103,633	4,076	12,200	-	31,667
Units redeemed	(727,437)	(978,077)	(786,177)	(228,219)	(124,595)	(30,155)	-	(772,034)

Ending units	2,678,036	2,454,772	-	690,065	-	120,519	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VYDS		GVDIVI		GVDIV2		NVMLV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(699)	-	150,677	-	3,780,193	-	12,371
Realized gain (loss) on investments	-	23,576	-	(1,076,727)	-	(21,222,686)	-	(1,983,705)
Change in unrealized gain (loss) on investments	-	(12,110)	-	606,641	-	10,584,849	-	641,489
Reinvested capital gains	-	9,744	-	-	-	-	-	949,299

Net increase (decrease) in contract owners’ equity resulting from operations	-	20,511	-	(319,409)	-	(6,857,644)	-	(380,546)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	15,744	-	690,755	-	17,181
Transfers between funds	-	(177,930)	-	(1,827,936)	-	(43,754,810)	-	(2,471,408)
Redemptions (notes 2, 3, and 4)	-	(5,024)	-	(180,150)	-	(3,046,927)	-	(240,171)
Adjustments to maintain reserves	-	18	-	(7,480)	-	(6,810)	-	51

Net equity transactions	-	(182,936)	-	(1,999,822)	-	(46,117,792)	-	(2,694,347)

Net change in contract owners’ equity	-	(162,425)	-	(2,319,231)	-	(52,975,436)	-	(3,074,893)
Contract owners’ equity at beginning of period	-	162,425	-	2,319,231	-	52,975,436	-	3,074,893

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	5,849	-	230,954	-	3,212,335	-	140,058
Units purchased	-	-	-	29,632	-	652,334	-	8,962
Units redeemed	-	(5,849)	-	(260,586)	-	(3,864,669)	-	(149,020)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLV2		NVLM2		NVLCA2
	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	174,976	-	(170,954)	-	(170,437)
Realized gain (loss) on investments	-	(54,039,806)	-	(433,200)	-	(519,117)
Change in unrealized gain (loss) on investments	-	17,609,902	-	(699,184)	-	(370,242)
Reinvested capital gains	-	27,160,406	-	1,120,928	-	218,908

Net increase (decrease) in contract owners’ equity resulting from operations	-	(9,094,522)	-	(182,410)	-	(840,888)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	2,099,876	-	576,558	-	1,936,350
Transfers between funds	-	(71,270,134)	-	(16,921,490)	-	(23,428,639)
Redemptions (notes 2, 3, and 4)	-	(4,868,892)	-	(961,999)	-	(371,961)
Adjustments to maintain reserves	-	209	-	(43)	-	(1,234)

Net equity transactions	-	(74,038,941)	-	(17,306,974)	-	(21,865,484)

Net change in contract owners’ equity	-	(83,133,463)	-	(17,489,384)	-	(22,706,372)
Contract owners’ equity at beginning of period	-	83,133,463	-	17,489,384	-	22,706,372

Contract owners’ equity at end of period	$-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	4,690,827	-	1,309,996	-	1,555,557
Units purchased	-	690,223	-	274,218	-	249,810
Units redeemed	-	(5,381,050)	-	(1,584,214)	-	(1,805,367)

Ending units	-	-	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)*
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LINCOLN FUNDS
Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Allspring Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Allspring Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, contract owners were not invested in this fund.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	9/27/2021
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)	6/24/2021
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)	5/6/2021
Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)	4/30/2021
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)	4/16/2021
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)	2/16/2021
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	11/19/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	9/14/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	8/18/2020
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	7/1/2020
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)	7/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	6/4/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	5/19/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/19/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	5/5/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)		12/16/2021
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)		12/29/2020

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)	Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)	4/30/2021
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AFGC	American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1	American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1	5/1/2021
AFHY	American Funds Insurance Series(R) - American High-Income Trust: Class 1	American Funds Insurance Series(R) - High-Income Bond Fund: Class 1	5/1/2021
AMVBC4	American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4	American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4	5/1/2021
CLVHY2	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
IVMCC2	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVAG2	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	5/1/2021
OVB	Invesco - Invesco V.I. Core Bond Fund: Series I	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGIS	Invesco - Invesco V.I. Main Street Fund: Series II	Invesco Oppenheimer V.I. Main Street Fund: Series II	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVGSS	Invesco - Invesco V.I. Global Fund: Series II	Invesco Oppenheimer V.I. Global Fund: Series II	5/1/2021
OVMS	Invesco - Invesco V.I. Conservative Balanced Fund: Series I	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSBS	Invesco - Invesco V.I. Global Strategic Income Fund: Series II	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
OVSCS	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

WRPAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	7/1/2021
WRPCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	7/1/2021
WRPMAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	7/1/2021
WRPMAV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II	7/1/2021
WRPMCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	7/1/2021
WRPMCV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II	7/1/2021
WRPMMV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II	7/1/2021
WRPMP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	7/1/2021
DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
EIF2	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NJNDE2	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMV2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVAMVZ	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	8/31/2021
NVLCP2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	9/7/2021
NVMGA2	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II	5/1/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVMMG2	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNMO2	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVOLG2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
VWHAS	VanEck VIP Trust - Global Resources Fund: Class S	VanEck VIP Trust - Global Hard Assets Fund: Class S	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021
WFVAA	Allspring Variable Trust - VT Index Asset Allocation Fund: Class 2	Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2	10/11/2021
WFVOG2	Allspring Variable Trust - VT Omega Growth Fund: Class 2	Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2	10/11/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $553,529,464 and $395,141,048, respectively, and total transfers from the Separate Account to the fixed account were $153,911,383 and $177,646,483, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$65,604,055,220	$-	$-	$65,604,055,220

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$6,762	$116,848
ALVDAA	1,454	6,441
ALVDAB	768,173	15,546,067
ALVGIB	226,619	451,653
ALVIVB	2,304,274	1,207,298
ALVSVA	120,066	169,867
ALVSVB	38,672,497	38,400,422
ALMCS	199,071	58,635
AAEIP3	42,682	3,766
ARLPE3	24,581	80,168
ACVB	1,875,449	3,444,453
ACVCA	10,961	12,719
ACVI	1,111	3,491
ACVIG	4,888,774	2,862,696
ACVIG2	713,065	563,080
ACVIP1	1,080,240	68,271
ACVIP2	93,482,910	18,626,225
ACVMV1	888,077	1,571,774
ACVMV2	23,451,361	33,483,679
ACVV2	40,534,167	10,238,764
AFGC	71,881	34,875
AFGF	2,119,502	1,361,516
AFHY	244,314	369,069
AMVBC4	1,851,582	85,291
AMVCB4	416,129	2,693
AMVGS4	240,104	16,651
AMVI4	488,909	153,259
AMVNW4	384,362	12,663
AVPAP2	9,884,034	107,367,760
BRVED3	35,754,172	50,049,194
BRVHY3	31,335,811	6,456,952
BRVTR3	137,500,589	23,568,460
MLVGA3	73,318,190	37,013,774
DCAP	3,165,669	35,655,941
DCAPS	10,157,405	113,710,858
DGI	1,379,405	1,661,265
DSIF	16,267,623	28,645,168
DSIFS	7,377,251	163,096,838
DSRG	1,602,542	4,709,235
DVDLS	9,172	249,107
DVMCSS	4,838,061	5,683,074
DVSCS	2,770,561	18,589,161
CHSMM	4,138,753	2,831,368
CLVHY2	6,883,844	2,587,679
DWVSVS	12,226,239	10,988,997
ETVFR	39,223,607	10,834,203
FQB	316,427	640,953
FQBS	933,857	1,610,196
FVU2S	37,784	75,330
FAMP	2,497,535	10,709,019
FB2	228,189,325	26,913,093
FC2	130,008,499	2,808,182
FEI2	71,457,426	27,031,164
FEIP	37,147,836	32,208,273
FEMS2	36,430,684	9,989,871
FF10S	296,493	968,072
FF10S2	42,695,323	42,258,279
FF20S	1,061,654	1,457,709
FF20S2	30,755,144	56,548,035
FF30S	1,576,414	1,632,069
FF30S2	16,586,568	7,151,360
FG2	260,038,858	43,125,620
FGI2	158,615,463	90,896,977
FGP	119,807,453	60,456,463
FHIP	2,700,786	4,301,729
FIGBP2	289,805,975	30,659,353
FIGBS	2,343,351	3,926,805
FMC2	40,125,623	54,910,535
FMCS	3,435,583	2,222,025
FNRS2	27,155,097	20,596,178
FO2	22,047,258	10,478,973
FOP	4,701,056	5,805,140

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FRESS2	20,123,268	3,988,742
FVSS	3,062,558	1,136,086
FVSS2	898,002	910,174
FTVDM2	1,098,753	2,064,426
FTVFA2	2,609,030	12,718,590
FTVGI2	3,339,087	10,359,688
FTVIS2	17,288,063	22,397,548
FTVMD2	97,562	369,785
FTVRD2	1,543,487	39,773,028
FTVSI2	194,318	402,246
FTVSV2	4,628,861	20,507,631
TIF2	1,628,015	4,018,065
GVGMNS	1,878,245	1,159,903
GVMSAS	2,558,492	406,682
GVSSCS	246,557	156,869
RSRF	47,250	885
RVARS	2,697,794	2,251,418
ACEG2	1,478,685	7,766,019
IVBRA1	20,374	80,633
IVMCC2	316,418	4,331,094
OVAG	2,428,965	2,752,907
OVAG2	3,159,948	3,878,192
OVB	2,061,251	2,689,737
OVGI	1,017,114	15,125,290
OVGIS	14,768,886	231,238,036
OVGS	8,229,851	16,872,486
OVGSS	15,973,340	16,256,691
OVIG	543,606	409,426
OVIGS	16,839,316	86,134,999
OVMS	2,338,266	3,531,133
OVSB	182,588	302,681
OVSBS	403,789	603,718
OVSC	795,384	855,340
OVSCS	16,197,034	20,869,235
WRASP	17,589,441	22,028,370
WRENG	1,016	1,836
WRHIP	7,399,714	8,484,346
WRMCG	82,642,522	40,310,000
WRPAP	913	337
WRPCP	2,188,897	2,213,918
WRPMAP	5,463,563	6,233,547
WRPMAV	163,373	328,989
WRPMCP	886,581	967,476
WRPMCV	50,199	1,459,903
WRPMMV	148,326	5,379,538
WRPMP	1,367,071	2,742,129
JPICB2	29,188,182	1,674,783
JPMMV1	1,855,049	2,259,429
JABS	53,494,870	2,874,103
JACAS	24,076,231	32,784,092
JAFBS	39,309,199	8,171,078
JAGTS	94,951,886	26,649,451
JAIGS	959,272	5,760,339
JAMGS	440,012	459,118
LZREMS	6,502,150	50,387,417
LDVS	2,674,719	160,984
LOVSDC	957,383	397,984
LOVTRC	38,039,024	2,709,694
MNCPS2	254,924	33,046
M2IGSS	1,159,454	1,009,407

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

M3GRES	141,428	2,971
MNDSC	46,997,237	9,543,228
MV2RIS	10,316,823	285,571
MV3MVS	26,973,094	3,585,986
MVBRES	858,482	43,746
MVFSC	26,175,594	47,547,919
MVIGSC	27,979,523	829,508
MVIVSC	34,916,475	20,122,833
MVRBSS	1,538,954	27,710
MVUSC	49,543	71,138
MGRFV	236	1,324
MSEM	52,957	183,619
MSEMB	55,804	19,727
MSGI2	9,257,141	2,065,608
MSVEG2	42,036,110	15,177,818
MSVF2	1,742,382	1,697,784
MSVFI	466,710	472,522
MSVRE	1,951	2,801
MSVREB	18	539
VKVGR2	77,505	122,263
DTRTFB	10,717,448	1,139,023
EIF	689,091	956,223
EIF2	82,149,448	60,893,492
GBF	30,277,167	33,833,829
GBF2	506,636	264,309
GEM	505,310	1,101,002
GEM2	55,004,327	6,787,665
GIG	605,441	1,733,177
GVAAA2	179,865,964	593,832,759
GVABD2	581,720,739	192,310,545
GVAGG2	61,766,083	27,706,775
GVAGI2	198,488,279	455,189,828
GVAGR2	311,157,242	61,464,308
GVDMA	30,499,013	71,788,764
GVDMC	11,112,705	85,343,010
GVEX1	241,634	7,364
GVEX2	481,403,239	29,924,014
GVIDA	42,892,285	23,214,161
GVIDC	46,802,169	156,364,982
GVIDM	31,375,828	241,455,040
GVIX2	3,387,465	1,623,975
GVIX8	33,405,981	6,794,379
HIBF	6,713,572	8,806,085
IDPG2	56,292,661	76,210,895
IDPGI2	24,634,793	32,988,473
MCIF	78,429,622	24,023,848
MCIF2	2,283,103	130,018
MSBF	51,190,271	48,595,896
NAMAA2	129,833,917	69,028,101
NAMGI2	71,807,711	52,487,698
NCPG2	11,766,597	100,612,373
NCPGI2	11,842,626	48,961,615
NJMMA2	20,230,947	991,358
NJNDE2	29,865,593	2,519,329
NVAMV1	484,891	5,443,225
NVAMV2	769,979	17,109,999
NVAMVX	1,417,519	697,191
NVAMVZ	22,236,581	46,468,769
NVBX	285,712	1,710,155
NVCBD1	348,296	1,029,387

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVCBD2	27,296,490	10,334,949
NVCCA2	6,133,086	311,614,333
NVCCN2	67,813,671	140,198,853
NVCMA2	18,857,210	33,677,476
NVCMC2	9,275,239	88,852,197
NVCMD2	6,097,929	276,577,651
NVCRA2	26,421,831	10,531,423
NVCRB2	5,050,068	221,209,073
NVDBL2	30,898,969	183,850,715
NVDCA2	29,145,876	165,231,532
NVFIII	22,308,514	1,472,385
NVGEII	31,012,657	1,909,573
NVIE6	2,023,465	7,345,168
NVLCP2	23,282,189	102,534,156
NVLCPP	502,506,399	11,945,521
NVMGA2	61,208,932	11,645,492
NVMIG1	2,020,380	4,350,830
NVMIG6	121,850,261	27,240,923
NVMIVX	325,822	319,318
NVMIVZ	156,813,453	32,384,049
NVMLG1	2,985,673	2,039,102
NVMLG2	45,922,631	24,250,196
NVMM2	3,134,090	1,860,365
NVMMG1	32,775,177	26,980,657
NVMMG2	44,844,907	31,851,778
NVMMV1	172,026	109,627
NVMMV2	7,667,147	30,551,530
NVNMO1	2,149,054	9,157,143
NVNMO2	5,360,855	8,226,435
NVNSR1	524,463	360,310
NVNSR2	25,126,782	16,317,033
NVOLG1	55,866,782	53,089,506
NVOLG2	390,411,432	51,152,560
NVRE1	1,324,004	4,548,554
NVRE2	7,151,922	10,930,704
NVSIX2	63,083,980	12,715,685
NVSTB2	43,414,225	24,806,815
NVTIV3	680,276	168,906,210
SAM	264,147,236	266,163,473
SCF	4,116,962	11,731,844
SCF2	22,299,150	11,383,120
SCGF	1,375,382	2,611,719
SCGF2	17,899,451	8,242,083
SCVF	786,194	3,477,214
SCVF2	14,701,201	9,167,077
TRF	7,337,193	16,769,800
TRF2	16,816,495	18,136,991
AMCG	5,188	8,705
AMINS	2,966	4,140
AMMCGS	880,701	979,367
AMSRS	841,013	2,656,384
AMTB	8,424,501	7,954,551
NOTB4	229,962	2,397,743
NOTG4	83,943	544,086
NOTMG4	290,915	1,193,390
PMUBA	3,472	331
PMVAAD	8,595,238	6,553,927
PMVEBD	4,033,445	1,583,629
PMVFAD	4,340,753	1,639,014
PMVFHA	35,707	76,047

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PMVFHV	1,362	8
PMVHYD	148,335	58,541
PMVIV	3,141,922	418,410
PMVLAD	61,334,060	42,070,422
PMVRA	359,092	18,384
PMVRSD	673,652	353,193
PMVSTA	27,227,683	12,031,452
PMVTRD	72,863,964	435,234,358
PVEIB	41,531,179	2,630,156
PVGOB	922,409	3,216,323
PVIGIB	7,367,597	831,160
PVTIGB	9,812,156	2,665,550
ROCSC	14,329	79,218
TRHS2	50,622,386	19,934,568
VVGGS	214,545	531,301
VWBF	408,969	732,269
VWEM	922,460	1,836,183
VWHA	59,991	1,496,744
VWHAS	33,012,090	22,931,546
VRVDRA	12,167,203	1,493,505
SVDF	5,518	5,693
SVOF	19,186	47,293
WFVOG2	2,202	5,991
WFVSCG	51,411,327	21,394,385
HVSIT	6,544,742	18,217,225
DWVVLS	379,890	2,682,363

	$8,292,166,641	$7,842,451,825

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2021	0.40%			12,916	$20.78			$268,365	0.24%	12.91%
2020	0.40%			18,898	18.40			347,712	2.16%	8.81%
2019	0.40%			19,109	16.91			323,129	2.51%	17.73%
2018	0.40%			24,863	14.36			357,099	1.65%	-6.79%
2017	0.40%			30,764	15.41			474,039	1.82%	15.16%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2021	0.60%			4,093	15.25			62,410	1.90%	9.02%
2020	0.60%			4,485	13.99			62,732	1.82%	4.39%
2019	0.60%			4,030	13.40			53,995	2.05%	14.82%
2018	0.60%			4,197	11.67			48,975	1.88%	-7.63%
2017	0.60%			4,267	12.63			53,903	1.89%	13.98%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
2019	1.15%	to	2.75%	1,110,926	13.62	to	12.02	14,350,826	1.80%	13.92%	to	12.07%
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2021	0.95%	to	2.20%	100,102	39.84	to	38.98	4,398,361	0.64%	26.62%	to	25.03%
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
2019	0.95%	to	2.20%	127,381	31.00	to	31.11	4,417,884	1.04%	22.44%	to	20.89%
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.40%	to	2.40%	290,594	10.07	to	9.35	2,806,014	1.86%	10.41%	to	8.19%
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
2019	0.40%	to	2.05%	138,361	8.96	to	8.72	1,218,872	1.06%	16.32%	to	14.40%
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2021	0.40%	to	0.60%	24,079	24.99	to	24.56	599,151	0.73%	35.40%	to	35.13%
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
2019	0.40%	to	0.60%	33,267	17.93	to	17.69	595,041	0.63%	19.62%	to	19.38%
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2021	0.40%	to	2.85%	2,421,295	34.37	to	41.92	138,828,800	0.60%	35.06%	to	31.74%
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
2019	0.40%	to	2.85%	2,334,269	24.79	to	31.78	98,654,265	0.32%	19.42%	to	16.49%
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2021	0.95%	to	1.05%	10,071	48.36	to	47.47	480,315	0.00%	2.96%	to	2.86%
2020	0.95%	to	1.05%	10,992	46.97	to	46.15	509,767	0.00%	62.70%	to	62.53%
2019	0.95%	to	1.05%	10,997	28.87	to	28.39	313,636	0.00%	28.40%	to	28.27%
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2021	0.40%	to	0.60%	8,676	8.52	to	8.41	73,628	2.45%	37.22%	to	36.95%
2020	0.40%			3,988	6.21			24,770	3.26%	-25.43%
2019	0.40%			2,758	8.33			22,970	1.69%	19.93%
2018	0.40%			2,662	6.94			18,486	1.73%	-19.28%
2017	0.40%			2,975	8.60			25,596	2.70%	-1.23%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2021	0.60%			6,940	16.24			112,676	4.16%	23.19%
2020	0.60%			11,330	13.18			149,335	13.58%	8.60%
2019	0.60%			5,727	12.14			69,504	0.00%	39.00%
2018	0.60%			5,727	8.73			50,003	0.00%	-12.69%		*	***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2021	0.80%	to	1.40%	480,096	51.34	to	51.13	26,589,335	0.72%	14.84%	to	14.15%
2020	0.80%	to	1.40%	530,862	44.70	to	44.79	25,726,888	1.16%	11.63%	to	10.95%
2019	0.80%	to	1.40%	606,322	40.04	to	40.37	26,517,118	1.55%	18.89%	to	18.17%
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.80%	to	1.40%	458,710	41.36	to	35.82	16,736,276	1.08%	22.66%	to	21.92%
2020	0.80%	to	1.40%	463,781	33.71	to	29.38	13,865,280	1.96%	10.91%	to	10.24%
2019	0.80%	to	1.40%	498,774	30.40	to	26.65	13,515,695	2.07%	22.96%	to	22.21%
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2021	0.95%	to	2.40%	86,686	41.05	to	37.40	3,843,755	0.82%	22.17%	to	20.38%
2020	0.95%	to	2.40%	95,652	33.60	to	31.07	3,498,121	1.71%	10.39%	to	8.77%
2019	0.95%	to	2.40%	107,378	30.44	to	28.56	3,573,215	1.83%	22.57%	to	20.78%
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2021	0.40%	to	0.60%	250,449	12.08	to	11.87	3,012,724	3.55%	6.19%	to	5.97%
2020	0.40%	to	0.60%	168,947	11.37	to	11.20	1,918,616	1.61%	9.37%	to	9.15%
2019	0.40%	to	0.60%	181,218	10.40	to	10.26	1,882,070	2.62%	8.72%	to	8.50%
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.40%	to	2.85%	17,959,497	15.90	to	12.26	288,065,984	3.19%	5.84%	to	3.24%
2020	0.40%	to	2.85%	13,530,463	15.03	to	11.88	205,662,850	1.33%	9.12%	to	6.43%
2019	0.40%	to	2.85%	14,004,669	13.77	to	11.16	197,180,047	2.29%	8.47%	to	5.80%
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.40%	to	1.40%	325,364	24.87	to	34.03	10,504,015	1.15%	22.71%	to	21.48%
2020	0.40%	to	1.40%	346,062	20.27	to	28.01	9,253,445	1.78%	0.81%	to	-0.21%
2019	0.40%	to	1.40%	399,967	20.10	to	28.07	10,809,320	2.05%	28.63%	to	27.34%
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2021	0.40%	to	2.85%	4,593,421	37.63	to	31.25	178,524,133	1.04%	22.52%	to	19.51%
2020	0.40%	to	2.85%	4,865,239	30.71	to	26.15	156,368,879	1.70%	0.71%	to	-1.77%
2019	0.40%	to	2.85%	5,000,394	30.50	to	26.62	160,894,132	1.91%	28.48%	to	25.32%
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2021	0.40%	to	2.50%	885,477	30.24	to	35.29	36,013,669	1.84%	23.78%	to	21.18%
2020	0.40%	to	2.45%	89,777	24.43	to	29.39	3,061,094	6.25%	0.43%	to	-1.64%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
2021	1.30%			17,175	40.03			687,566	1.52%	-1.74%
2020	1.30%			17,811	40.74			725,635	2.03%	8.66%
2019	1.30%			16,091	37.50			603,338	2.18%	4.32%
2018	1.30%			17,972	35.94			645,953	2.01%	-0.41%
2017	1.30%			18,957	36.09			684,134	1.53%	0.51%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2021	1.30%			43,683	397.75			17,375,021	0.46%	20.71%
2020	1.30%			46,920	329.52			15,461,329	0.56%	50.48%
2019	1.30%			49,615	218.98			10,864,364	0.99%	29.41%
2018	1.30%			54,721	169.22			9,259,805	0.66%	-1.32%
2017	1.30%			62,814	171.48			10,771,585	0.67%	26.96%
American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)
2021	1.30%			5,145	79.60			409,537	3.73%	7.32%
2020	1.30%			6,943	74.17			514,946	9.15%	6.80%
2019	1.30%			7,182	69.44			498,748	6.45%	11.38%
2018	1.30%			6,474	62.35			403,644	5.17%	-3.43%
2017	1.30%			11,741	64.56			757,997	6.21%	5.86%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2021	0.40%	to	1.45%	204,215	15.42	to	14.79	3,085,728	1.59%	27.00%	to	25.66%
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
2019	0.40%	to	0.60%	48,970	11.24	to	11.20	549,737	2.10%	20.55%	to	20.31%
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2021	0.40%	to	0.60%	47,995	13.24	to	13.14	631,823	2.71%	14.22%	to	13.99%
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
2019	0.40%	to	0.60%	13,318	11.17	to	11.14	148,449	2.70%	17.15%	to	16.91%
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2021	0.40%	to	0.60%	56,798	15.60	to	15.48	880,112	0.00%	6.00%	to	5.79%
2020	0.60%			43,527	14.64			637,018	0.13%	28.61%
2019	0.60%			47,375	11.38			539,073	0.00%	30.46%
2018	0.60%			16,712	8.72			145,761	0.00%	-12.77%		*	***
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2021	0.40%	to	1.15%	55,554	11.55	to	12.69	639,291	2.42%	-2.11%	to	-2.84%
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
2019	0.40%	to	0.60%	50,587	10.42	to	10.39	525,622	1.31%	22.18%	to	21.93%
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2021	0.95%	to	1.35%	29,929	13.91	to	13.82	415,042	0.81%	3.64%	to	3.22%
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2021	0.40%	to	2.85%	38,311,866	18.02	to	14.52	682,553,219	1.35%	12.05%	to	9.30%
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
2019	0.40%	to	2.85%	48,793,019	15.25	to	12.92	751,824,542	2.33%	17.51%	to	14.62%
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2021	0.40%	to	2.85%	13,407,076	19.07	to	16.15	238,259,220	1.28%	19.82%	to	16.87%
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
2019	0.40%	to	2.85%	16,520,109	15.43	to	13.74	242,401,136	1.83%	26.95%	to	23.83%
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2021	0.40%	to	2.55%	4,942,037	12.73	to	11.88	63,267,127	4.10%	4.81%	to	2.54%
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
2019	0.40%	to	2.55%	4,274,867	11.39	to	11.11	49,951,526	5.18%	14.40%	to	11.93%
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2021	0.40%	to	2.85%	46,245,716	11.76	to	9.96	510,155,837	1.38%	-2.08%	to	-4.49%
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
2019	0.40%	to	2.85%	33,610,292	11.11	to	9.89	356,599,362	2.61%	8.71%	to	6.04%
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2021	0.40%	to	2.75%	16,077,316	25.65	to	18.95	352,943,929	0.82%	5.99%	to	3.49%
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
2019	0.40%	to	2.85%	18,748,962	20.13	to	15.43	330,200,800	1.25%	17.28%	to	14.40%
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
2019	0.80%	to	1.40%	747,557	41.20	to	35.95	27,383,863	1.17%	35.01%	to	34.19%
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2021	0.40%	to	1.50%	7,562	39.48	to	52.89	316,876	0.25%	26.27%	to	24.87%
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
2019	0.40%	to	2.75%	2,761,476	25.45	to	25.98	92,162,383	0.93%	35.24%	to	32.05%
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2021	0.80%	to	1.40%	324,886	59.44	to	51.07	16,926,571	0.47%	24.63%	to	23.87%
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
2019	0.80%	to	1.40%	396,354	38.58	to	33.55	13,545,644	1.08%	28.09%	to	27.31%
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.80%	to	1.40%	2,422,495	101.29	to	110.83	274,133,955	1.14%	27.38%	to	26.62%
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
2019	0.80%	to	1.40%	2,915,046	67.92	to	75.23	223,546,554	1.71%	30.13%	to	29.35%
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2021	1.45%	to	1.55%	11,520	57.68	to	56.58	663,173	0.76%	26.26%	to	26.13%
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
2019	0.40%	to	2.55%	3,569,193	26.60	to	32.58	134,065,977	1.46%	30.32%	to	27.51%
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	0.80%	to	1.40%	555,601	75.95	to	84.53	50,019,348	0.76%	25.98%	to	25.22%
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
2019	0.80%	to	1.40%	660,931	48.95	to	55.15	38,768,298	1.47%	33.28%	to	32.48%
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2021	0.95%	to	2.25%	21,937	29.81	to	29.97	730,186	0.00%	15.06%	to	13.55%
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
2019	0.95%	to	2.25%	33,308	21.87	to	22.58	839,641	0.00%	20.34%	to	18.76%
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2021	0.40%	to	2.85%	2,480,470	18.83	to	15.56	42,797,568	0.43%	25.06%	to	21.98%
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
2019	0.40%	to	2.85%	2,526,416	14.02	to	12.17	33,137,075	0.40%	19.38%	to	16.44%
2018	0.40%	to	2.85%	2,557,928	11.74	to	10.46	28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.40%	to	2.55%	1,143,765	40.09	to	53.95	67,131,236	0.71%	25.64%	to	22.93%
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
2019	0.40%	to	2.55%	1,588,614	28.96	to	40.71	68,693,857	0.91%	21.72%	to	19.10%
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2021	0.75%	to	1.35%	836,847	9.64	to	9.47	8,204,248	0.07%	-0.69%	to	-1.29%
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
2019	0.75%	to	1.35%	539,381	9.76	to	9.70	5,397,812	1.90%	1.15%	to	0.54%
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2021	0.40%	to	2.40%	1,018,946	12.59	to	11.45	12,250,764	5.04%	4.37%	to	2.27%
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
2019	0.40%	to	2.40%	1,015,022	11.40	to	10.79	11,255,887	5.41%	16.06%	to	13.73%
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.40%	to	2.85%	3,716,839	23.99	to	19.33	81,105,921	0.59%	33.48%	to	30.20%
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
2019	0.40%	to	2.85%	3,517,430	18.45	to	15.63	60,032,877	0.81%	27.21%	to	24.08%
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2021	0.40%	to	2.75%	7,443,287	12.45	to	10.19	83,996,540	2.88%	3.21%	to	0.78%
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
2019	0.40%	to	2.75%	6,274,991	11.88	to	10.19	68,892,705	4.32%	6.65%	to	4.13%
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.80%	to	1.40%	250,338	19.78	to	17.55	4,469,733	2.56%	-2.18%	to	-2.78%
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
2019	0.80%	to	1.40%	278,446	18.85	to	16.94	4,775,752	3.00%	8.57%	to	7.91%
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2021	0.95%	to	2.30%	915,778	16.95	to	13.12	14,069,764	2.27%	-2.60%	to	-3.92%
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
2019	0.95%	to	2.30%	1,054,260	16.29	to	12.96	15,764,545	2.71%	8.13%	to	6.66%
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2021	0.95%	to	1.85%	47,630	12.58	to	12.20	590,460	1.55%	17.13%	to	16.07%
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
2019	0.95%	to	2.25%	54,311	10.77	to	10.58	580,982	1.95%	18.78%	to	17.22%
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	0.80%	to	1.40%	1,381,586	47.89	to	42.86	90,202,727	1.55%	9.04%	to	8.38%
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
2019	0.80%	to	1.40%	1,652,739	38.55	to	34.92	87,683,449	1.72%	17.30%	to	16.59%
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2021	0.40%	to	2.55%	58,022,390	20.42	to	18.05	1,121,307,676	0.76%	17.52%	to	14.98%
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
2019	0.40%	to	2.55%	46,535,382	14.28	to	13.19	641,316,929	1.68%	23.62%	to	20.95%
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2021	0.40%	to	2.75%	2,980,286	39.29	to	52.39	206,269,586	0.02%	27.00%	to	24.01%
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
2019	0.40%	to	2.40%	271,824	23.85	to	38.13	11,083,422	0.28%	30.75%	to	28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2021	0.40%	to	2.85%	9,481,876	26.94	to	28.84	373,846,650	1.70%	24.11%	to	21.06%
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
2019	0.40%	to	2.85%	9,856,666	20.47	to	23.04	301,831,977	1.80%	26.60%	to	23.49%
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	0.80%	to	1.40%	2,538,148	68.76	to	78.45	294,257,351	1.87%	23.89%	to	23.15%
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
2019	0.80%	to	1.40%	3,079,159	52.43	to	60.55	274,799,594	1.98%	26.42%	to	25.66%
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2021	0.40%	to	2.50%	3,494,272	13.52	to	12.51	45,571,869	2.37%	-2.80%	to	-4.85%
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
2019	0.40%	to	2.50%	759,030	10.67	to	10.30	7,957,750	1.49%	28.68%	to	25.96%
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2021	0.80%	to	1.40%	251,352	22.02	to	20.02	5,098,162	0.89%	4.95%	to	4.31%
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
2019	0.80%	to	1.40%	286,639	18.82	to	17.32	5,019,968	2.00%	15.07%	to	14.38%
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2021	0.95%	to	2.85%	14,022,493	24.54	to	16.81	299,900,615	0.79%	4.59%	to	2.59%
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
2019	1.10%	to	2.85%	14,119,750	19.52	to	15.03	261,631,240	1.93%	14.48%	to	12.45%
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.80%	to	1.40%	355,112	24.30	to	22.09	7,958,695	0.97%	8.59%	to	7.93%
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
2019	0.80%	to	1.40%	466,941	19.63	to	18.06	8,546,905	1.84%	19.05%	to	18.33%
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2021	1.10%	to	2.75%	16,526,244	26.15	to	19.76	407,506,690	0.82%	8.06%	to	6.26%
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
2019	1.10%	to	2.70%	20,113,617	21.33	to	16.79	407,782,827	1.75%	18.56%	to	16.64%
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.80%	to	1.40%	662,336	27.16	to	24.70	16,625,901	0.98%	11.34%	to	10.67%
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
2019	0.80%	to	1.40%	694,267	21.06	to	19.39	13,652,092	1.95%	23.38%	to	22.63%
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2021	1.10%	to	2.60%	3,465,488	30.09	to	23.32	96,637,719	0.90%	10.84%	to	9.16%
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
2019	1.10%	to	2.60%	3,255,605	23.53	to	18.80	71,170,340	1.76%	22.75%	to	20.89%
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2021	0.40%	to	2.85%	11,354,636	48.37	to	52.94	815,237,269	0.00%	22.41%	to	19.40%
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
2019	0.40%	to	2.85%	10,118,386	27.64	to	31.79	426,825,480	0.06%	33.44%	to	30.16%
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2021	0.40%	to	2.55%	41,953,858	20.61	to	18.22	819,699,089	2.31%	25.14%	to	22.44%
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
2019	0.40%	to	2.75%	35,508,567	15.37	to	14.08	526,717,527	3.34%	29.16%	to	26.12%
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	0.80%	to	1.40%	2,300,262	109.32	to	130.30	599,962,755	0.00%	22.23%	to	21.49%
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
2019	0.80%	to	1.40%	2,727,202	62.65	to	75.59	413,039,306	0.26%	33.24%	to	32.43%
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	0.80%	to	1.40%	755,660	29.29	to	28.84	32,034,989	5.21%	3.58%	to	2.95%
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
2019	0.80%	to	1.40%	912,609	27.74	to	27.65	37,080,785	5.04%	14.18%	to	13.49%
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2021	0.40%	to	2.90%	70,214,482	16.62	to	12.02	1,168,004,763	1.86%	-1.29%	to	-3.77%
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
2019	0.40%	to	2.90%	51,919,394	15.48	to	11.78	814,933,908	2.68%	8.97%	to	6.23%
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.80%	to	1.40%	809,337	18.43	to	16.45	13,519,931	1.89%	-1.52%	to	-2.11%
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
2019	0.80%	to	1.40%	884,903	17.26	to	15.60	13,995,244	2.73%	8.70%	to	8.05%
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2021	0.40%	to	2.85%	3,651,445	32.00	to	51.38	243,048,750	0.34%	24.81%	to	21.74%
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
2019	0.40%	to	2.85%	5,073,669	21.84	to	36.86	235,309,401	0.67%	22.68%	to	19.66%
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.80%	to	1.40%	599,734	33.97	to	30.89	18,792,939	0.50%	24.50%	to	23.75%
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
2019	0.80%	to	1.40%	763,210	23.30	to	21.45	16,586,396	0.78%	22.36%	to	21.62%
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.40%	to	2.85%	5,360,513	13.97	to	10.79	70,934,510	2.34%	54.21%	to	50.43%
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
2019	0.40%	to	2.75%	4,651,695	13.56	to	11.17	61,177,730	1.78%	9.38%	to	6.80%
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2021	0.40%	to	2.85%	3,422,634	16.88	to	28.46	123,151,475	0.34%	18.91%	to	15.99%
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
2019	0.40%	to	2.85%	3,623,703	12.36	to	21.90	97,597,749	1.49%	26.99%	to	23.87%
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	0.80%	to	1.40%	1,132,197	43.95	to	40.79	58,706,528	0.52%	18.74%	to	18.02%
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
2019	0.80%	to	1.40%	1,360,073	32.27	to	30.32	52,207,197	1.70%	26.74%	to	25.98%
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2021	0.40%	to	2.50%	1,617,815	18.99	to	15.79	27,886,678	1.11%	38.09%	to	35.18%
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
2019	0.40%	to	2.40%	666,837	14.81	to	12.94	9,190,357	1.61%	22.46%	to	20.00%
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.80%	to	1.40%	150,168	46.12	to	40.93	6,300,910	1.51%	32.41%	to	31.61%
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
2019	0.80%	to	1.40%	130,997	32.46	to	29.16	3,882,954	1.55%	33.22%	to	32.41%
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2021	1.10%	to	2.30%	106,536	60.73	to	48.23	6,107,777	1.21%	31.88%	to	30.28%
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
2019	1.10%	to	2.30%	126,904	43.11	to	35.08	5,186,100	1.42%	32.62%	to	31.02%
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.80%	to	2.50%	576,771	13.85	to	12.13	7,597,400	0.88%	-6.49%	to	-8.10%
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
2019	0.80%	to	2.50%	795,837	12.74	to	11.55	9,772,585	1.01%	25.68%	to	23.53%
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.40%	to	2.65%	4,690,626	31.47	to	15.38	83,164,730	1.76%	11.24%	to	8.72%
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
2019	0.40%	to	2.65%	5,922,543	25.42	to	13.00	86,840,145	3.55%	19.38%	to	16.68%
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.40%	to	2.85%	8,613,994	9.09	to	7.59	70,707,342	0.00%	-5.37%	to	-7.70%
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%
2019	0.40%	to	2.85%	10,542,396	10.19	to	8.94	99,271,236	7.08%	1.60%	to	-0.89%
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.40%	to	2.85%	10,933,413	29.00	to	16.59	223,080,666	4.64%	16.29%	to	13.43%
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
2019	0.40%	to	2.85%	13,162,556	24.86	to	14.95	234,316,579	5.37%	15.59%	to	12.75%
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2021	0.40%	to	0.60%	43,815	17.36	to	17.06	756,446	2.69%	18.65%	to	18.41%
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
2019	0.40%	to	0.60%	92,937	15.38	to	15.17	1,423,693	1.65%	23.87%	to	23.62%
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
2019	0.95%	to	2.50%	884,745	35.18	to	32.55	34,343,613	1.25%	28.00%	to	26.00%
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2021	0.40%	to	0.60%	123,686	11.94	to	11.74	1,470,705	3.09%	1.70%	to	1.50%
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
2019	0.40%	to	0.60%	133,696	11.40	to	11.25	1,518,227	5.33%	7.62%	to	7.41%
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2021	0.40%	to	2.90%	1,371,223	33.80	to	39.69	76,141,515	0.99%	24.86%	to	21.73%
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
2019	0.40%	to	2.90%	1,819,674	25.84	to	31.92	78,816,890	1.06%	25.84%	to	22.68%
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.75%	to	2.45%	1,117,196	9.45	to	18.73	24,682,119	1.83%	3.38%	to	1.61%
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
2019	0.75%	to	2.45%	1,265,143	9.31	to	19.12	28,311,161	1.72%	11.68%	to	9.77%
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.40%	to	2.50%	724,944	15.17	to	13.72	10,869,659	0.00%	15.71%	to	13.27%
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
2019	0.40%	to	2.50%	818,810	12.64	to	11.93	10,469,053	1.44%	11.49%	to	9.14%
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.40%	to	2.10%	378,957	11.38	to	10.69	4,159,712	1.99%	4.42%	to	2.63%
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
2019	1.30%	to	2.10%	161,311	10.10	to	9.97	1,625,373	4.29%	7.41%	to	6.54%
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2021	0.40%	to	0.60%	22,617	26.03	to	25.58	585,996	0.24%	23.00%	to	22.76%
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
2019	0.40%	to	0.60%	27,823	19.61	to	19.35	543,956	0.16%	24.03%	to	23.79%
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017	0.40%			34,198	17.41			595,327	0.44%	10.78%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2021	0.40%	to	0.60%	4,704	12.55	to	12.45	58,735	0.55%	23.30%	to	23.06%
2020	0.40%			677	10.18			6,889	0.86%	4.51%
2019	0.40%			637	9.74			6,202	0.58%	5.12%
2018	0.40%			565	9.26			5,233	0.00%	-7.38%		*	***
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.40%	to	2.55%	1,353,251	12.29	to	10.17	14,921,942	0.00%	7.67%	to	5.35%
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
2019	0.40%	to	2.55%	1,412,374	10.67	to	9.22	13,862,116	2.36%	4.59%	to	2.34%
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2021	1.75%	to	2.20%	8,800	35.00	to	33.48	298,670	0.00%	9.69%	to	9.19%
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
2019	0.80%	to	2.35%	202,090	24.63	to	21.82	4,736,807	0.00%	35.33%	to	33.22%
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2021	0.40%			13,627	15.61			212,672	2.75%	9.11%
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
2019	0.40%	to	0.60%	15,517	13.03	to	12.86	201,364	0.00%	14.75%	to	14.51%
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2021	0.40%	to	2.75%	684,761	23.76	to	18.86	14,370,003	0.24%	22.37%	to	19.49%
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
2019	0.40%	to	2.75%	923,919	17.90	to	14.90	14,967,027	0.22%	24.54%	to	21.60%
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.80%	to	1.40%	638,955	27.12	to	23.77	15,493,235	0.00%	18.15%	to	17.43%
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
2019	0.80%	to	1.40%	815,351	16.44	to	14.59	12,110,104	0.00%	38.25%	to	37.41%
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2021	0.75%	to	2.50%	1,016,856	17.35	to	16.84	17,435,493	0.00%	17.90%	to	15.82%
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)
2021	0.80%	to	1.40%	660,187	19.35	to	18.04	15,597,351	2.05%	-2.43%	to	-3.03%
2020	0.80%	to	1.40%	713,808	19.83	to	18.60	17,447,533	3.20%	8.83%	to	8.17%
2019	0.80%	to	1.40%	696,890	18.22	to	17.19	15,381,560	3.37%	8.65%	to	7.99%
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
2019	0.40%	to	1.40%	512,894	21.43	to	22.65	11,737,375	1.08%	31.55%	to	30.23%
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2021	1.50%			206	49.58			10,213	0.58%	25.32%
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
2019	0.40%	to	2.90%	5,494,477	24.77	to	25.65	188,895,345	0.82%	31.21%	to	27.92%
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.40%	to	1.40%	1,313,803	27.37	to	111.89	156,425,451	0.00%	15.03%	to	13.87%
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
2019	0.40%	to	1.40%	1,606,006	18.72	to	78.08	133,050,649	0.91%	31.26%	to	29.94%
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2021	0.65%	to	2.80%	2,473,958	22.84	to	46.11	149,514,243	0.00%	14.42%	to	11.95%
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
2019	0.65%	to	2.80%	2,963,169	15.78	to	33.28	126,384,297	0.67%	30.60%	to	27.77%
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2021	0.40%	to	0.60%	102,472	18.41	to	18.10	1,875,545	0.00%	9.78%	to	9.56%
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
2019	0.40%	to	0.60%	124,703	13.86	to	13.68	1,722,366	1.04%	28.09%	to	27.83%
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2021	1.30%	to	1.95%	93,240	14.34	to	13.64	1,327,277	0.00%	8.69%	to	7.97%
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
2019	1.10%	to	2.85%	5,652,376	11.17	to	10.10	61,577,746	0.71%	26.54%	to	24.31%
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)
2021	0.80%	to	1.40%	534,144	38.33	to	37.38	24,750,638	1.47%	9.75%	to	9.08%
2020	0.80%	to	1.40%	587,607	34.93	to	34.27	25,020,942	2.09%	13.94%	to	13.25%
2019	0.80%	to	1.40%	618,103	30.66	to	30.26	23,174,078	2.25%	16.57%	to	15.87%
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.80%	to	1.40%	121,425	11.37	to	10.75	1,318,923	4.50%	-4.19%	to	-4.77%
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
2019	0.80%	to	1.40%	152,056	11.57	to	11.07	1,696,709	3.69%	9.92%	to	9.25%
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2021	0.75%	to	2.25%	396,751	11.17	to	9.72	4,148,246	4.21%	-4.29%	to	-5.73%
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
2019	0.75%	to	2.25%	550,096	11.42	to	10.24	5,970,206	3.35%	9.78%	to	8.12%
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.80%	to	1.40%	188,721	35.63	to	32.40	6,196,020	0.37%	21.57%	to	20.84%
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
2019	0.80%	to	1.40%	221,936	24.64	to	22.68	5,091,127	0.21%	25.46%	to	24.70%
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2021	0.40%	to	2.85%	1,950,036	39.40	to	46.68	125,000,639	0.18%	21.77%	to	18.78%
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
2019	0.40%	to	2.85%	2,265,629	27.15	to	33.81	102,406,393	0.00%	25.63%	to	22.54%
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.40%	to	2.85%	6,634,744	24.79	to	18.08	139,284,839	1.53%	10.00%	to	7.29%
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
2019	0.40%	to	2.85%	8,769,928	19.87	to	15.23	151,627,922	2.06%	21.29%	to	18.31%
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2021	0.40%	to	0.60%	12,683	5.78	to	5.73	72,793	1.52%	41.43%	to	41.15%
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
2019	0.40%			1,519	6.49			9,861	0.00%	3.06%
2018	0.40%			372	6.30			2,343	0.00%	-37.01%		*	***
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	0.40%	to	2.85%	4,229,804	14.54	to	13.18	62,803,120	5.88%	5.64%	to	3.04%
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
2019	0.40%	to	2.85%	5,342,452	13.04	to	12.41	72,891,772	6.66%	10.75%	to	8.02%
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.40%	to	2.85%	6,603,501	41.53	to	32.64	247,038,804	0.00%	15.89%	to	13.04%
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
2019	0.40%	to	2.85%	5,847,898	24.15	to	19.95	128,785,824	0.00%	37.39%	to	34.01%
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2021	0.60%			566	23.97			13,567	1.64%	18.22%
2020	0.60%			573	20.28			11,618	1.44%	15.01%
2019	0.40%	to	0.60%	567	17.63			9,996	3.59%	22.50%
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017	0.60%			584	15.12			8,833	0.50%	19.12%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)
2021	0.40%			130,486	21.18			2,763,495	2.84%	9.74%
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	12.22%
2019	0.40%			64,536	17.20			1,109,891	2.15%	14.20%
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2021	0.40%	to	0.60%	1,342,740	28.97	to	28.27	38,899,207	1.86%	16.41%	to	16.18%
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
2019	0.40%	to	0.60%	1,964,771	21.70	to	21.27	42,643,759	2.75%	20.91%	to	20.67%
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2021	0.40%	to	0.60%	279,455	18.42	to	18.11	5,126,524	1.48%	14.78%	to	14.55%
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
2019	0.40%	to	0.60%	376,811	14.68	to	14.50	5,519,034	2.37%	18.82%	to	18.58%
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)
2021	0.40%	to	0.60%	233,945	23.69	to	23.13	5,542,275	2.02%	11.92%	to	11.70%
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
2019	0.40%	to	0.60%	275,259	18.73	to	18.35	5,153,543	2.33%	16.38%	to	16.14%
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
2019	0.40%	to	0.60%	132,892	13.43	to	13.26	1,782,768	1.68%	14.43%	to	14.20%
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
2019	0.40%	to	0.60%	355,682	14.15	to	13.97	5,004,356	1.88%	16.86%	to	16.62%
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)
2021	0.40%	to	0.60%	765,393	26.14	to	25.51	19,992,603	1.95%	14.20%	to	13.97%
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
2019	0.40%	to	0.60%	1,090,124	20.10	to	19.69	21,895,578	2.64%	18.58%	to	18.34%
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2021	0.40%	to	2.40%	4,284,078	10.48	to	10.02	43,969,725	1.48%	-2.06%	to	-4.02%
2020	0.40%	to	2.40%	1,667,764	10.70	to	10.44	17,635,656	1.35%	7.25%	to	5.10%
2019	0.40%	to	1.75%	131,850	9.97	to	9.94	1,312,888	0.00%	-0.27%	to	-0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	0.80%	to	1.40%	254,025	47.17	to	42.38	10,925,940	0.93%	28.85%	to	28.07%
2020	0.80%	to	1.40%	276,962	36.61	to	33.09	9,285,126	1.49%	-0.43%	to	-1.04%
2019	0.80%	to	1.40%	332,614	36.77	to	33.44	11,261,759	1.64%	25.75%	to	24.99%
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.40%	to	2.60%	1,553,302	16.06	to	34.71	63,346,214	0.78%	16.44%	to	13.87%
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
2019	0.40%	to	2.20%	313,524	12.15	to	29.41	9,799,803	1.64%	21.78%	to	19.58%
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.40%	to	2.75%	2,333,749	49.03	to	69.05	161,514,389	0.00%	22.11%	to	19.23%
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
2019	0.40%	to	2.75%	3,296,707	28.99	to	42.83	138,633,314	0.02%	36.30%	to	33.09%
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2021	0.40%	to	2.85%	10,411,631	11.94	to	10.12	116,071,445	1.68%	-1.51%	to	-3.93%
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
2019	0.40%	to	2.85%	6,400,630	11.04	to	9.83	67,151,605	2.87%	8.84%	to	6.16%
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.40%	to	2.85%	7,809,725	60.03	to	50.36	331,555,238	0.11%	17.27%	to	14.39%
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
2019	0.40%	to	2.85%	6,662,451	34.10	to	30.07	175,244,593	0.40%	44.24%	to	40.69%
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	0.75%	to	2.55%	1,318,051	14.71	to	34.08	35,576,053	1.01%	12.44%	to	10.40%
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
2019	0.75%	to	2.65%	1,702,037	11.36	to	26.84	36,738,733	1.83%	25.76%	to	23.35%
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2021	0.40%	to	1.45%	67,197	36.55	to	33.34	2,424,353	0.23%	16.08%	to	14.85%
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
2019	0.40%	to	0.60%	77,654	26.53	to	26.17	2,053,042	0.05%	34.62%	to	34.35%
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2021	0.40%	to	1.30%	159,967	11.31	to	10.45	1,760,927	2.18%	5.04%	to	4.10%
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
2019	0.40%	to	2.75%	4,475,407	10.95	to	9.67	45,259,957	0.88%	17.67%	to	14.89%
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)
2021	0.40%	to	0.60%	242,107	10.87	to	10.86	2,632,220	3.06%	8.74%	to	8.59%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2021	0.40%	to	1.45%	123,878	10.90	to	10.25	1,328,637	3.17%	0.22%	to	-0.83%
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
2019	0.40%	to	0.60%	24,509	10.59	to	10.55	259,230	3.20%	4.64%	to	4.43%
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.40%	to	2.85%	8,596,904	11.75	to	10.20	95,604,158	2.37%	-0.64%	to	-3.09%
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
2019	0.40%	to	2.85%	4,806,220	11.05	to	10.09	51,206,073	2.87%	7.98%	to	5.32%
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2021	0.40%	to	1.45%	31,240	16.78	to	14.00	489,404	0.76%	8.43%	to	7.29%
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
2019	0.40%	to	0.60%	7,458	11.46	to	11.43	85,441	1.01%	21.54%	to	21.30%
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2021	0.95%	to	2.20%	294,019	26.95	to	24.74	7,631,288	0.03%	24.46%	to	22.89%
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
2019	0.95%	to	2.30%	391,705	17.89	to	16.76	6,823,648	0.34%	38.26%	to	36.37%
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2021	1.15%	to	1.45%	12,912	11.59	to	11.57	149,511	0.85%	15.95%	to	15.71%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2021	0.40%	to	2.80%	3,384,039	35.81	to	28.29	109,245,037	0.00%	1.17%	to	-1.27%
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
2019	0.40%	to	2.80%	3,012,031	24.41	to	20.25	67,089,712	0.00%	40.71%	to	37.32%
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2021	0.40%	to	2.00%	826,980	14.85	to	14.46	12,084,323	0.89%	10.82%	to	9.04%
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2021	0.95%	to	2.40%	1,765,410	16.05	to	17.25	30,902,234	0.96%	29.36%	to	27.47%
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2021	0.85%	to	1.45%	59,324	15.54	to	15.39	920,481	0.90%	28.09%	to	27.31%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2021	0.40%	to	2.90%	9,146,361	30.62	to	35.39	436,449,503	1.14%	24.66%	to	21.53%
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
2019	0.40%	to	2.90%	10,092,360	23.89	to	29.05	383,956,790	1.87%	28.99%	to	25.75%
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2021	0.40%	to	2.40%	3,116,725	13.64	to	12.92	41,442,278	0.46%	8.56%	to	6.38%
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
2019	0.60%	to	2.00%	208,542	10.91	to	10.81	2,261,362	0.64%	9.09%	to	8.06%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.40%	to	2.85%	12,612,797	32.02	to	23.95	355,593,370	0.14%	9.84%	to	7.13%
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
2019	0.40%	to	2.85%	13,810,529	24.35	to	19.14	301,384,233	1.46%	25.15%	to	22.07%
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2021	0.85%	to	1.45%	172,528	10.31	to	10.21	1,771,429	3.15%	-1.91%	to	-2.50%
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2021	0.40%	to	1.45%	12,275	18.86	to	17.21	228,005	1.52%	13.37%	to	12.17%
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
2019	0.40%	to	0.60%	13,924	15.82	to	15.61	218,369	3.78%	24.30%	to	24.05%
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2021	0.40%			414	12.31			5,095	0.00%	0.68%
2020	0.40%			516	12.22			6,307	0.00%	6.95%
2019	0.40%			575	11.43			6,572	0.99%	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	0.80%	to	1.40%	32,027	35.66	to	30.74	999,139	4.95%	-2.81%	to	-3.40%
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
2019	0.80%	to	1.40%	42,170	35.04	to	30.58	1,309,121	5.32%	13.34%	to	12.65%
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2021	0.40%	to	1.85%	30,767	11.90	to	24.62	523,043	5.11%	-2.36%	to	-3.78%
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
2019	0.40%	to	1.85%	33,426	11.59	to	24.70	575,441	5.27%	13.71%	to	12.06%
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2021	0.40%	to	2.40%	1,540,627	13.84	to	12.08	19,819,332	2.39%	13.55%	to	11.27%
2020	0.40%	to	2.40%	1,024,329	12.18	to	10.86	11,680,553	1.41%	-1.83%	to	-3.80%
2019	0.40%	to	2.85%	1,125,057	12.41	to	11.05	13,205,984	2.56%	27.36%	to	24.22%
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2021	0.95%	to	2.40%	2,417,344	9.79	to	9.69	23,585,720	0.00%	-2.13%	to	-3.09%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2021	0.95%	to	2.45%	578,656	17.04	to	12.72	8,937,280	2.64%	-1.48%	to	-2.97%
2020	0.95%	to	2.45%	626,449	17.30	to	13.11	9,812,067	2.68%	6.53%	to	4.91%
2019	0.95%	to	2.45%	714,861	16.24	to	12.50	10,538,872	3.82%	9.56%	to	7.90%
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.80%	to	1.40%	133,512	16.97	to	15.43	2,088,181	3.86%	-1.12%	to	-1.72%
2020	0.80%	to	1.40%	146,420	17.17	to	15.70	2,329,063	2.67%	6.94%	to	6.29%
2019	0.80%	to	1.40%	181,090	16.05	to	14.78	2,706,989	4.20%	9.99%	to	9.33%
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2021	0.40%	to	2.40%	23,085	12.92	to	11.33	286,641	2.30%	23.34%	to	20.86%
2020	0.40%	to	2.55%	27,077	10.48	to	9.18	275,094	4.48%	-15.19%	to	-17.02%
2019	0.40%	to	2.55%	28,285	12.35	to	11.06	341,682	2.65%	17.58%	to	15.05%
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.40%	to	2.80%	1,852,314	11.05	to	10.10	19,713,773	2.90%	-0.84%	to	-3.23%
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
2019	0.40%	to	2.80%	825,933	10.78	to	10.35	8,739,047	4.00%	6.16%	to	3.60%
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	0.40%	to	0.60%	228,554	24.31	to	23.89	5,522,565	1.32%	19.81%	to	19.57%
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
2019	0.40%	to	0.60%	224,130	19.66	to	19.40	4,386,568	1.93%	26.80%	to	26.55%
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
2021	0.40%	to	2.90%	10,467,255	29.25	to	29.78	449,727,685	1.12%	19.52%	to	16.52%
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
2019	0.40%	to	2.90%	9,239,208	23.78	to	25.47	327,350,159	1.75%	26.50%	to	23.32%
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.40%	to	2.90%	9,781,904	13.68	to	9.99	175,478,841	1.62%	-2.47%	to	-4.92%
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
2019	0.40%	to	2.90%	9,956,482	13.28	to	10.20	171,404,321	2.19%	5.85%	to	3.19%
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2021	0.95%	to	1.45%	49,757	9.68	to	9.60	480,113	1.68%	-3.29%	to	-3.78%
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.40%	to	1.40%	304,251	12.41	to	25.92	7,229,036	0.92%	-7.65%	to	-8.57%
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
2019	0.40%	to	1.40%	374,687	11.91	to	25.38	8,798,661	2.37%	22.45%	to	21.22%
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2021	0.75%	to	2.80%	2,689,124	12.32	to	27.28	95,131,558	0.87%	-8.20%	to	-10.10%
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
2019	0.75%	to	2.80%	1,580,746	11.97	to	27.63	54,828,054	2.19%	21.75%	to	19.23%
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.40%	to	1.40%	743,635	16.70	to	18.95	14,121,921	2.48%	12.21%	to	11.08%
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
2019	0.40%	to	1.40%	887,888	13.84	to	16.02	14,250,205	2.48%	18.64%	to	17.45%
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.40%	to	3.00%	305,685,329	36.63	to	19.18	7,511,968,439	1.11%	14.25%	to	11.27%
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%
2019	0.40%	to	3.00%	344,268,967	28.74	to	15.86	6,765,651,488	1.62%	20.30%	to	17.16%
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.40%	to	3.00%	302,194,849	14.15	to	10.12	3,951,560,486	1.98%	-1.11%	to	-3.69%
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
2019	0.40%	to	3.00%	271,821,075	13.16	to	9.92	3,361,868,173	1.89%	8.55%	to	5.71%
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.40%	to	2.85%	14,886,721	34.86	to	28.44	526,405,469	0.00%	15.54%	to	12.70%
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
2019	0.40%	to	2.85%	15,592,346	23.32	to	19.99	374,098,028	0.65%	34.24%	to	30.94%
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.40%	to	3.00%	155,446,323	34.78	to	22.44	4,423,082,796	1.05%	23.15%	to	19.94%
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
2019	0.40%	to	3.00%	175,046,931	25.07	to	17.05	3,652,605,180	1.33%	25.16%	to	21.90%
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.40%	to	2.85%	30,419,590	49.45	to	37.38	1,419,514,990	0.00%	21.05%	to	18.07%
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
2019	0.40%	to	2.85%	24,941,956	27.07	to	21.51	643,170,424	0.35%	29.76%	to	26.57%
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.40%	to	3.05%	20,474,930	23.92	to	25.07	717,200,554	0.16%	13.17%	to	10.16%
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
2019	0.40%	to	3.05%	23,851,697	18.90	to	20.90	680,301,892	2.00%	21.34%	to	18.11%
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.40%	to	2.85%	30,541,468	18.85	to	16.41	657,441,046	0.20%	6.28%	to	3.67%
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
2019	0.40%	to	3.00%	37,248,051	16.40	to	14.63	713,356,346	2.14%	13.03%	to	10.08%
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.80%			72,347	16.99			1,228,963	2.35%	27.34%
2020	0.80%			58,407	13.34			779,131	1.88%	33.40%			****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2021	0.40%	to	2.85%	63,920,248	33.01	to	26.60	1,916,772,063	2.27%	27.58%	to	24.44%
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
2019	0.40%	to	2.85%	42,214,877	22.04	to	18.67	859,690,531	1.96%	30.32%	to	27.11%
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.40%	to	2.95%	6,084,448	39.53	to	28.84	227,807,472	0.13%	15.04%	to	12.10%
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
2019	0.40%	to	2.95%	5,158,120	30.58	to	23.50	159,314,343	1.94%	23.24%	to	20.08%
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.40%	to	2.85%	34,836,218	16.75	to	12.48	574,679,401	0.22%	2.34%	to	-0.18%
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
2019	0.40%	to	2.70%	37,616,534	15.40	to	12.62	581,852,781	2.16%	9.09%	to	6.58%
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.40%	to	3.00%	73,533,531	21.59	to	20.22	2,002,539,973	0.19%	9.87%	to	7.01%
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
2019	0.40%	to	3.00%	90,632,346	17.88	to	17.66	2,089,633,792	2.13%	17.27%	to	14.21%
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2021	0.40%	to	1.45%	373,545	15.52	to	14.16	5,653,110	3.37%	10.09%	to	8.93%
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
2019	0.40%	to	0.60%	211,198	13.19	to	13.01	2,759,169	3.29%	20.93%	to	20.69%
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2021	0.40%	to	2.60%	11,283,499	13.58	to	11.07	149,568,578	2.82%	9.91%	to	7.48%
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
2019	0.40%	to	2.65%	9,034,263	11.58	to	9.81	103,403,145	3.26%	20.72%	to	17.99%
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.40%	to	2.50%	2,029,175	14.16	to	22.01	53,785,718	4.62%	4.54%	to	2.34%
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
2019	0.40%	to	2.55%	2,399,886	12.83	to	20.63	58,538,108	5.38%	14.28%	to	11.82%
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2021	0.40%	to	2.85%	79,500,071	16.51	to	13.30	1,201,464,804	0.18%	11.56%	to	8.82%
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
2019	0.40%	to	2.85%	84,974,755	13.97	to	11.83	1,108,144,785	2.18%	14.79%	to	11.96%
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2021	0.40%	to	2.85%	35,957,659	14.89	to	12.00	489,674,450	0.19%	7.14%	to	4.51%
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
2019	0.40%	to	2.85%	38,077,091	13.34	to	11.30	473,812,981	2.21%	12.55%	to	9.78%
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.40%	to	2.80%	7,270,935	38.54	to	46.24	420,558,123	1.29%	23.76%	to	20.78%
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
2019	0.40%	to	2.80%	6,253,581	27.64	to	34.82	269,028,856	1.35%	25.15%	to	22.13%
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2021	0.95%	to	1.45%	203,283	15.88	to	15.75	3,214,268	1.73%	22.82%	to	22.20%
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.40%	to	2.85%	11,592,574	17.01	to	13.42	218,845,979	5.63%	4.82%	to	2.24%
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
2019	0.40%	to	2.85%	12,526,039	15.65	to	12.98	221,164,763	4.71%	8.73%	to	6.06%
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2021	0.40%	to	2.85%	189,340,615	16.55	to	13.75	2,910,566,956	0.00%	12.26%	to	9.50%
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
2019	0.40%	to	2.85%	176,138,480	13.83	to	12.07	2,302,956,756	1.84%	18.49%	to	15.58%
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2021	0.40%	to	2.75%	38,256,023	20.67	to	17.30	737,253,728	0.21%	21.96%	to	19.09%
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
2019	0.40%	to	2.80%	34,382,199	15.91	to	13.92	519,086,570	1.66%	21.49%	to	18.57%
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2021	0.40%	to	2.85%	90,803,864	17.07	to	13.75	1,416,717,465	0.15%	14.95%	to	12.12%
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
2019	0.40%	to	2.85%	99,738,845	13.88	to	11.76	1,290,791,219	2.56%	14.95%	to	12.13%
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2021	0.40%	to	2.85%	42,838,012	15.31	to	12.34	599,427,265	0.15%	9.64%	to	6.94%
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
2019	0.40%	to	2.85%	46,655,575	13.35	to	11.30	580,249,932	2.48%	13.40%	to	10.61%
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2021	0.40%	to	1.95%	2,741,466	10.90	to	10.53	29,271,216	3.20%	6.64%	to	4.98%
2020	0.40%	to	1.95%	1,020,100	10.22	to	10.03	10,307,720	0.31%	1.10%	to	-0.47%
2019	1.15%	to	1.65%	101,281	10.09	to	10.08	1,021,589	0.23%	0.93%	to	0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)
2021	0.40%	to	1.95%	2,576,767	17.57	to	16.97	44,351,609	0.34%	27.42%	to	25.43%
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
2019	1.15%	to	1.30%	62,371	10.97	to	10.96	683,897	0.29%	9.68%	to	9.65%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.80%	to	1.40%	912,757	43.65	to	40.42	37,274,539	1.23%	33.45%	to	32.65%
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
2019	0.80%	to	1.40%	1,253,024	32.49	to	30.45	38,480,817	2.62%	25.94%	to	25.18%
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2021	0.40%	to	2.85%	2,043,608	44.92	to	32.77	79,819,886	0.99%	33.79%	to	30.50%
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
2019	0.40%	to	2.85%	5,755,354	33.25	to	25.49	170,119,274	2.51%	26.18%	to	23.07%
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.80%	to	1.40%	385,404	15.80	to	15.68	6,052,560	1.43%	33.63%	to	32.82%
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2021	0.40%	to	2.85%	11,992,913	15.84	to	15.33	187,263,537	1.09%	33.81%	to	30.53%
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2021	0.40%	to	0.60%	105,005	11.46	to	11.37	1,200,855	1.77%	-2.47%	to	-2.67%
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%
2019	0.40%	to	0.60%	80,401	11.00	to	10.97	883,729	5.57%	7.96%	to	7.75%
2018	0.60%			16,971	10.18			172,727	2.90%	1.78%		*	***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.80%	to	1.40%	207,005	15.41	to	14.18	2,969,316	1.78%	-1.82%	to	-2.41%
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
2019	0.80%	to	1.40%	262,668	14.79	to	13.78	3,651,738	3.23%	8.07%	to	7.42%
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2021	0.40%	to	2.90%	8,606,445	15.98	to	11.11	116,947,528	1.79%	-1.64%	to	-4.11%
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
2019	0.40%	to	2.90%	7,488,952	15.27	to	11.18	99,051,022	2.79%	8.26%	to	5.55%
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2021	0.40%	to	2.95%	121,505,952	25.11	to	16.38	2,443,533,515	0.17%	15.29%	to	12.34%
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
2019	0.40%	to	2.95%	149,287,227	19.62	to	13.48	2,397,275,270	2.79%	19.76%	to	16.69%
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2021	0.40%	to	2.70%	47,157,538	17.71	to	12.01	675,177,195	0.11%	3.96%	to	1.56%
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
2019	0.40%	to	2.85%	47,160,771	15.90	to	11.09	617,094,844	2.48%	10.23%	to	7.52%
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2021	0.40%	to	2.75%	16,993,711	26.53	to	17.59	354,589,573	0.16%	17.59%	to	14.81%
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
2019	0.40%	to	2.75%	19,173,402	20.18	to	14.03	310,244,835	2.79%	21.74%	to	18.87%
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2021	0.40%	to	2.95%	40,815,042	20.07	to	13.52	680,077,679	0.14%	8.59%	to	5.81%
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
2019	0.40%	to	2.95%	49,936,654	17.02	to	12.07	719,567,509	2.57%	13.84%	to	10.93%
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2021	0.40%	to	3.40%	123,502,905	23.37	to	14.47	2,341,290,262	0.16%	13.01%	to	9.61%
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
2019	0.40%	to	3.40%	152,335,696	18.76	to	12.35	2,366,315,044	2.70%	17.67%	to	14.13%
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2021	0.40%	to	2.70%	5,473,421	39.68	to	18.39	118,151,859	0.13%	19.62%	to	16.86%
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
2019	0.40%	to	2.70%	4,425,266	29.59	to	14.37	72,133,662	2.82%	23.46%	to	20.61%
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2021	0.40%	to	3.10%	113,628,707	21.53	to	14.05	2,013,484,975	0.16%	10.55%	to	7.56%
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
2019	0.40%	to	3.10%	136,546,286	17.82	to	12.29	2,043,288,342	2.61%	15.71%	to	12.58%
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.40%	to	2.95%	70,464,357	24.38	to	17.55	1,506,404,226	0.20%	7.81%	to	5.05%
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
2019	0.40%	to	2.95%	82,100,866	20.75	to	15.74	1,523,490,816	2.18%	14.88%	to	11.94%
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.40%	to	2.65%	51,530,744	31.39	to	23.51	1,412,057,968	0.17%	11.71%	to	9.19%
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
2019	0.40%	to	2.65%	62,012,665	25.28	to	19.81	1,397,418,551	2.05%	19.46%	to	16.76%
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.40%	to	2.40%	3,195,180	10.97	to	10.39	34,193,536	1.24%	-2.42%	to	-4.38%
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
2019	0.40%	to	2.10%	241,170	10.54	to	10.42	2,523,618	2.02%	5.37%	to	4.17%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.40%	to	2.40%	2,930,870	15.17	to	14.37	43,379,497	1.72%	21.38%	to	18.94%
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
2019	0.40%	to	2.10%	205,941	10.84	to	10.72	2,218,214	0.99%	8.40%	to	7.16%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.40%	to	2.80%	3,502,801	14.55	to	10.04	41,878,046	2.24%	11.95%	to	9.25%
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
2019	0.40%	to	2.75%	4,290,709	12.12	to	8.83	43,690,147	2.31%	18.44%	to	15.64%
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2021	0.80%	to	1.45%	40,555	16.27	to	14.87	630,668	0.35%	-1.72%	to	-2.37%
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
2019	0.40%	to	2.85%	4,758,362	16.37	to	11.99	67,267,324	2.88%	9.16%	to	6.47%
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2021	0.40%	to	2.85%	48,708,497	9.92	to	9.85	481,818,755	3.23%	-0.80%	to	-1.46%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2021	0.40%	to	2.85%	29,761,850	14.83	to	11.88	390,613,736	3.64%	4.01%	to	1.45%
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
2019	0.40%	to	2.85%	27,691,497	12.50	to	10.53	311,900,255	0.55%	14.49%	to	11.67%
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.80%	to	1.40%	1,554,725	18.75	to	17.89	28,002,819	0.37%	-1.87%	to	-2.47%
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
2019	0.80%	to	1.40%	1,793,593	12.75	to	12.32	22,197,089	1.24%	32.08%	to	31.29%
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2021	0.40%	to	2.90%	10,844,176	23.84	to	15.83	209,508,046	0.20%	-1.81%	to	-4.27%
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
2019	0.40%	to	2.90%	7,384,663	16.17	to	11.30	98,572,728	0.93%	32.31%	to	28.99%
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.80%	to	1.40%	169,230	12.90	to	12.81	2,169,305	3.29%	9.69%	to	9.03%
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2021	0.40%	to	2.90%	15,544,285	12.93	to	12.54	198,371,983	3.01%	9.84%	to	7.08%
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.80%	to	1.40%	306,158	45.72	to	42.08	13,032,023	0.00%	39.32%	to	38.48%
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
2019	0.80%	to	1.40%	382,086	25.43	to	23.69	9,152,537	3.89%	29.49%	to	28.70%
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2021	0.40%	to	2.90%	4,373,691	47.09	to	33.00	175,813,389	0.00%	39.31%	to	35.82%
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
2019	0.40%	to	2.90%	5,293,739	26.12	to	19.26	120,096,282	3.80%	29.70%	to	26.44%
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2021	0.95%	to	1.45%	142,905	9.85	to	9.77	1,398,478	0.00%	-0.95%	to	-1.45%
2020	1.35%			12,575	9.92			124,759	0.00%	-0.79%		*	***
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.80%	to	1.40%	6,168,000	38.40	to	35.34	220,644,760	0.12%	-5.47%	to	-6.04%
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
2019	0.80%	to	1.40%	7,457,247	25.45	to	23.71	178,638,041	0.00%	36.16%	to	35.33%
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2021	0.40%	to	2.90%	4,260,944	38.40	to	27.68	143,982,094	0.00%	-5.31%	to	-7.69%
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
2019	0.40%	to	2.90%	5,672,388	25.37	to	19.24	128,521,809	0.00%	36.29%	to	32.87%
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2021	0.40%	to	0.60%	31,910	23.25	to	22.85	735,911	0.88%	23.71%	to	23.46%
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
2019	0.40%	to	0.60%	34,208	19.07	to	18.82	648,555	2.31%	23.48%	to	23.23%
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.40%	to	2.90%	8,751,029	31.68	to	21.82	235,464,529	0.74%	23.52%	to	20.42%
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
2019	0.40%	to	2.90%	10,260,963	26.05	to	18.88	231,565,828	2.20%	23.35%	to	20.26%
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.80%	to	1.40%	2,959,489	32.00	to	29.45	88,053,178	0.30%	25.56%	to	24.80%
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
2019	0.80%	to	1.40%	3,565,898	22.63	to	21.08	75,809,329	0.64%	27.05%	to	26.28%
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2021	0.40%	to	2.85%	1,803,208	32.87	to	23.62	51,630,555	0.22%	25.92%	to	22.82%
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
2019	0.40%	to	2.85%	2,102,879	23.12	to	17.45	43,109,027	0.55%	27.57%	to	24.44%
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	0.80%	to	1.40%	77,964	33.13	to	30.49	2,408,066	0.33%	25.80%	to	25.03%
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
2019	0.80%	to	1.40%	95,317	23.42	to	21.82	2,102,708	0.81%	25.00%	to	24.24%
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2021	0.40%	to	2.90%	4,161,778	36.33	to	24.45	123,921,744	0.32%	26.25%	to	23.08%
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
2019	0.40%	to	2.90%	4,925,653	25.49	to	18.05	105,164,967	0.70%	25.54%	to	22.39%
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.40%	to	1.50%	8,981,264	27.19	to	11.54	539,546,722	0.52%	29.72%	to	15.41%
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
2019	0.40%	to	1.40%	9,975,304	17.70	to	39.75	398,939,922	1.69%	37.07%	to	35.69%
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2021	0.40%	to	2.90%	12,644,828	65.83	to	47.71	724,423,317	0.63%	29.40%	to	26.15%
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
2019	0.40%	to	2.85%	7,991,334	43.10	to	33.04	305,253,784	1.51%	36.78%	to	33.42%
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.80%	to	1.40%	2,016,971	26.62	to	24.51	49,969,174	1.08%	45.57%	to	44.69%
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
2019	0.80%	to	1.40%	2,444,964	19.49	to	18.15	44,800,326	1.67%	29.66%	to	28.87%
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2021	0.40%	to	2.85%	4,572,952	54.85	to	19.31	105,252,118	0.87%	45.74%	to	42.16%
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
2019	0.40%	to	2.85%	5,671,543	40.07	to	14.82	97,626,272	1.56%	29.92%	to	26.73%
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.40%	to	2.80%	9,060,427	25.37	to	20.54	209,538,965	0.90%	13.74%	to	11.00%
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
2019	0.40%	to	2.80%	6,508,380	18.77	to	15.95	113,046,259	0.98%	24.46%	to	21.46%
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.40%	to	2.85%	16,839,858	12.16	to	8.63	175,883,719	1.06%	-0.99%	to	-3.42%
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
2019	0.40%	to	2.85%	14,111,650	11.99	to	8.94	147,972,960	2.25%	3.67%	to	1.12%
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.40%	to	2.55%	1,571,139	19.98	to	15.16	27,192,723	2.24%	9.96%	to	7.59%
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
2019	0.40%	to	2.90%	12,319,345	17.35	to	13.23	189,880,932	2.46%	12.04%	to	9.22%
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.40%	to	2.75%	56,976,060	10.03	to	7.14	670,472,324	0.00%	-0.40%	to	-2.75%
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
2019	0.40%	to	2.75%	43,262,098	10.08	to	7.53	503,101,231	1.75%	1.37%	to	-1.02%
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.40%	to	1.40%	648,193	30.49	to	117.34	75,978,903	0.00%	30.31%	to	29.01%
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
2019	0.40%	to	1.40%	806,570	19.15	to	75.19	60,484,876	0.07%	25.15%	to	23.89%
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2021	0.40%	to	2.85%	1,112,472	37.49	to	45.09	69,765,465	0.00%	29.99%	to	26.79%
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
2019	0.40%	to	2.85%	1,019,467	23.67	to	29.92	41,289,671	0.00%	24.85%	to	21.78%
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.80%	to	1.40%	294,897	28.68	to	25.15	7,584,535	0.00%	9.43%	to	8.76%
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
2019	0.80%	to	1.40%	385,691	18.76	to	16.65	6,568,627	0.00%	34.63%	to	33.81%
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2021	0.40%	to	2.85%	1,159,135	36.46	to	37.01	59,233,597	0.00%	9.60%	to	6.91%
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
2019	0.40%	to	2.85%	1,200,642	22.53	to	25.36	40,915,829	0.00%	34.84%	to	31.52%
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.40%	to	1.40%	466,390	22.98	to	55.92	25,931,310	0.00%	31.51%	to	30.19%
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
2019	0.40%	to	1.40%	571,880	16.68	to	41.43	23,770,709	1.03%	18.52%	to	17.33%
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2021	0.40%	to	2.85%	1,086,083	32.00	to	36.24	55,561,610	0.00%	31.05%	to	27.83%
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
2019	0.40%	to	2.85%	927,362	23.36	to	27.80	35,485,822	0.87%	18.22%	to	15.31%
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.80%	to	1.40%	760,739	74.42	to	77.48	140,363,843	0.76%	20.91%	to	20.18%
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
2019	0.80%	to	1.40%	937,161	56.22	to	59.25	130,888,989	1.14%	28.27%	to	27.50%
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2021	0.40%	to	2.90%	2,764,737	31.62	to	32.36	124,781,722	0.52%	21.09%	to	18.05%
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
2019	0.40%	to	2.90%	3,243,676	23.82	to	25.65	112,585,840	0.92%	28.51%	to	25.28%
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2021	1.25%	to	2.25%	6,268	21.60	to	18.23	125,938	0.32%	11.94%	to	10.80%
2020	1.25%	to	2.25%	6,331	19.30	to	16.45	114,213	0.50%	11.17%	to	10.04%
2019	1.25%	to	2.25%	7,137	17.36	to	14.95	116,470	0.15%	26.09%	to	24.81%
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.80%	to	2.50%	55,520	23.11	to	56.56	3,681,772	0.00%	11.82%	to	9.91%
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
2019	0.80%	to	2.50%	72,408	14.91	to	37.78	3,157,985	0.00%	31.42%	to	29.17%
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.80%	to	2.35%	346,609	46.81	to	42.62	17,657,350	0.37%	22.49%	to	20.58%
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
2019	0.80%	to	2.35%	446,891	32.22	to	30.27	15,844,032	0.41%	24.88%	to	22.93%
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.40%	to	2.90%	4,852,137	11.55	to	7.97	57,767,611	2.57%	0.34%	to	-2.18%
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
2019	0.40%	to	2.90%	5,359,460	11.17	to	8.11	62,808,951	1.93%	3.27%	to	0.68%
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2021	1.30%	to	2.45%	501,455	13.50	to	12.12	6,496,666	0.54%	6.88%	to	5.63%
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
2019	1.30%	to	2.55%	851,617	12.13	to	11.07	10,056,420	1.92%	12.69%	to	11.26%
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2021	1.30%	to	2.50%	327,868	14.84	to	13.27	4,637,645	0.70%	10.67%	to	9.33%
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
2019	1.30%	to	2.50%	407,232	12.96	to	11.87	5,078,242	1.36%	15.12%	to	13.72%
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2021	1.30%	to	2.85%	455,778	14.73	to	11.92	6,375,111	0.74%	9.28%	to	7.57%
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
2019	1.30%	to	2.85%	597,271	12.94	to	10.81	7,455,381	1.80%	14.38%	to	12.58%
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2021	0.40%	to	0.60%	5,661	11.04	to	10.96	62,133	1.99%	0.79%	to	0.58%
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
2019	0.40%	to	0.60%	5,450	10.50	to	10.47	57,094	4.33%	4.41%	to	4.20%
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2021	0.40%	to	2.80%	3,059,097	14.52	to	12.60	43,367,124	10.90%	15.58%	to	12.79%
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
2019	0.40%	to	2.80%	3,633,506	11.69	to	10.65	42,412,486	2.81%	11.30%	to	8.62%
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2021	0.40%	to	2.40%	1,297,839	12.43	to	10.42	14,629,822	4.39%	-3.04%	to	-4.98%
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
2019	0.40%	to	2.55%	1,163,994	12.07	to	10.44	12,978,458	4.32%	14.19%	to	11.73%
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2021	0.40%	to	2.75%	1,409,571	13.52	to	9.99	16,497,111	5.77%	-7.98%	to	-10.15%
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
2019	0.40%	to	2.75%	1,330,616	13.33	to	10.33	15,596,010	1.90%	6.49%	to	3.98%
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2021	0.40%	to	0.60%	40,864	13.05	to	12.83	533,244	1.57%	-2.35%	to	-2.54%
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
2019	0.40%	to	0.60%	53,592	12.72	to	12.55	678,593	1.76%	6.58%	to	6.37%
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2021	1.05%			130	10.12			1,316	1.25%	-3.08%		*	***
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2021	0.40%	to	0.60%	28,229	14.49	to	14.24	406,215	4.38%	3.13%	to	2.92%
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
2019	0.40%	to	0.60%	19,301	13.36	to	13.18	256,990	4.85%	14.15%	to	13.92%
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2021	0.40%	to	1.45%	394,576	11.67	to	10.81	4,475,523	2.79%	1.50%	to	0.43%
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
2019	0.40%			23,677	10.86			257,017	3.31%	8.03%
2018	0.40%			1,696	10.05			17,043	0.43%	0.49%		*	***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2021	0.40%	to	2.90%	35,344,714	12.93	to	9.37	398,995,721	0.42%	-1.42%	to	-3.90%
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
2019	0.40%	to	2.90%	33,581,573	12.80	to	9.76	382,289,769	2.66%	3.51%	to	0.91%
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2021	0.40%	to	0.60%	71,857	11.77	to	11.56	844,839	5.03%	5.02%	to	4.81%
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
2019	0.40%	to	0.60%	26,395	10.08	to	9.95	265,577	1.59%	7.89%	to	7.68%
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2021	0.40%	to	1.45%	65,783	7.90	to	7.21	500,452	4.65%	32.58%	to	31.18%
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
2019	0.40%	to	0.60%	20,926	5.91	to	5.83	123,184	4.29%	10.91%	to	10.68%
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2021	0.40%	to	2.85%	8,468,806	10.84	to	9.41	86,672,026	0.99%	-0.55%	to	-3.00%
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
2019	0.40%	to	2.85%	6,714,306	10.71	to	9.78	69,148,806	2.37%	2.29%	to	-0.23%
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2021	1.30%	to	1.50%	20,108	12.18	to	11.92	242,427	1.68%	-2.64%	to	-2.84%
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%
2019	0.40%	to	2.85%	31,717,096	12.64	to	10.18	363,477,084	2.90%	7.81%	to	5.16%
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.40%	to	2.40%	3,189,682	16.02	to	16.31	54,563,794	0.75%	26.79%	to	24.25%
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
2019	0.60%	to	2.10%	222,349	11.95	to	12.81	2,895,953	1.96%	29.62%	to	27.67%
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2021	0.95%	to	2.45%	186,548	30.79	to	28.33	5,568,948	0.00%	21.49%	to	19.65%
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
2019	0.95%	to	2.45%	208,365	18.45	to	17.50	3,782,197	0.12%	35.44%	to	33.39%
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2021	0.40%	to	2.15%	491,909	15.55	to	15.10	7,523,821	1.08%	14.48%	to	12.47%
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	1.15%	to	2.85%	787,260	26.40	to	19.10	19,714,613	1.05%	7.57%	to	5.72%
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
2019	1.15%	to	2.85%	889,855	22.15	to	16.59	18,098,499	1.22%	23.71%	to	21.59%
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2021	0.40%	to	0.60%	11,542	18.46	to	18.14	212,793	1.38%	28.30%	to	28.04%
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
2019	0.40%	to	0.60%	17,421	15.56	to	15.35	270,882	0.69%	18.19%	to	17.95%
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.40%	to	2.85%	6,178,640	70.13	to	52.45	379,495,777	0.00%	12.38%	to	9.61%
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
2019	0.40%	to	2.85%	6,515,519	48.47	to	38.10	281,656,169	0.00%	28.12%	to	24.96%
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2021	0.40%	to	1.45%	25,278	14.46	to	9.34	344,244	8.11%	-14.35%	to	-15.26%
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
2019	0.40%	to	0.60%	20,955	12.23	to	12.19	256,083	0.00%	38.19%	to	37.91%	****
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2021	0.80%	to	1.40%	201,742	21.80	to	21.12	4,947,081	5.11%	-4.82%	to	-5.40%
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
2019	0.80%	to	1.40%	253,821	21.20	to	20.79	6,133,783	0.34%	11.72%	to	11.04%
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	0.80%	to	1.40%	378,341	36.04	to	30.96	11,950,296	0.91%	-12.57%	to	-13.10%
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
2019	0.80%	to	1.40%	493,694	35.44	to	30.82	15,492,202	0.46%	29.55%	to	28.77%
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.80%	to	2.35%	458,661	37.70	to	7.46	11,176,423	0.43%	17.97%	to	16.13%
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
2019	0.80%	to	2.35%	597,024	27.05	to	5.52	10,480,871	0.00%	10.97%	to	9.24%
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
2021	0.40%	to	2.85%	5,854,613	9.36	to	6.87	45,997,786	0.34%	18.20%	to	15.30%
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
2019	0.40%	to	2.85%	4,531,754	6.69	to	5.16	25,916,249	0.00%	11.10%	to	8.37%
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2021	0.40%	to	2.35%	1,017,854	15.53	to	14.73	15,391,531	1.09%	45.83%	to	42.98%
2020	0.40%	to	1.95%	215,053	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%
2019	0.40%	to	2.40%	188,313	10.86	to	10.71	1,687,024	3.33%	8.60%	to	7.14%	****
Allspring Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2021	1.40%			291	55.33			16,102	0.00%	13.36%
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
2019	1.40%	to	1.75%	403	34.57	to	33.43	13,839	0.00%	35.13%	to	34.65%
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.40%	to	2.75%	2,678,036	68.26	to	47.83	158,327,753	0.00%	7.21%	to	4.68%
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
2019	0.40%	to	2.75%	2,719,852	40.52	to	29.78	96,591,484	0.00%	24.33%	to	21.40%
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2021

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations and changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021, in accordance with the statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 of the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/KPMG LLP

Columbus, Ohio

March 18, 2022

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2021	2020

Admitted assets
Invested assets
Bonds	$37,931	$37,207
Stocks	3,016	2,835
Mortgage loans, net of allowance	8,185	7,783
Policy loans	913	888
Derivative assets	64	51
Cash, cash equivalents and short-term investments	636	461
Securities lending collateral assets	170	101
Other invested assets	1,225	955
Total invested assets	$52,140	$50,281
Accrued investment income	577	692
Deferred federal income tax assets, net	618	642
Other assets	125	195
Separate account assets	125,372	114,407
Total admitted assets	$178,832	$166,217

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$42,499	$41,002
Policyholders dividend accumulation	414	430
Asset valuation reserve	610	466
Interest maintenance reserve	17	-
Current federal income taxes payable	161	-
Payable for securities	113	177
Derivative liabilities	31	87
Securities lending payable	171	101
Funds held under coinsurance	1,052	965
Other liabilities	922	967
Accrued transfers from separate accounts	(1,621)	(1,490)
Separate account liabilities	125,372	114,407
Total liabilities	$169,741	$157,112

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	5,989	6,003
Total capital and surplus	$9,091	$9,105
Total liabilities, capital and surplus	$178,832	$166,217

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2021	2020	2019
Revenues
Premiums and annuity considerations	$12,664	$10,637	$10,168
Net investment income	2,231	2,107	1,974
Amortization of interest maintenance reserve	(8)	-	(2)
Other revenues	2,463	2,372	2,312
Total revenues	$17,350	$15,116	$14,452

Benefits and expenses
Benefits to policyholders and beneficiaries	$16,884	$15,013	$14,782
Increase in reserves for future policy benefits and claims	807	1,627	1,501
Net transfers from separate accounts	(3,002)	(3,544)	(3,747)
Commissions	858	646	674
Dividends to policyholders	30	36	38
Reserve adjustment on reinsurance assumed	(151)	(172)	(246)
Other expenses	439	444	417
Total benefits and expenses	$15,865	$14,050	$13,419

Income before federal income tax expense and net realized capital losses on investments	$1,485	$1,066	$1,033
Federal income tax (benefit) expense	(9)	4	(73)

Income before net realized capital losses on investments	$1,494	$1,062	$1,106
Net realized capital (losses) on investments, net of federal income tax expense (benefit) of $59, $(26) and $7 in 2021, 2020 and 2019, respectively, and excluding $15, $(4) and $0 of net realized capital gains (losses) transferred to the interest maintenance reserve in 2021, 2020 and 2019, respectively	(683)	(575)	(477)
Net income	$811	$487	$629

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of $(29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide
Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2021	2020	2019

Cash flows from operating activities:
Premiums collected, net of reinsurance	$12,661	$10,648	$10,184
Net investment income	2,404	2,034	1,825
Other revenue	2,367	2,664	2,708
Policy benefits and claims paid	(16,735)	(14,886)	(14,778)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,122)	(885)	(847)
Net transfers from separate accounts	2,871	3,620	3,805
Policyholders’ dividends paid	(36)	(38)	(40)
Federal income taxes recovered	121	121	87
Net cash provided by operating activities	$2,531	$3,278	$2,944

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,953	$3,404	$3,547
Stocks	127	37	58
Mortgage loans	1,053	640	910
Other assets	279	905	385
Total investment proceeds	$8,412	$4,986	$4,900
Cost of investments acquired:
Bonds	$(7,744)	$(5,527)	$(6,327)
Stocks	(538)	(517)	(454)
Mortgage loans	(1,441)	(769)	(800)
Derivative assets	(589)	(580)	(687)
Other assets	(594)	(837)	(340)
Total investments acquired	$(10,906)	$(8,230)	$(8,608)
Net (increase) decrease in policy loans	(25)	15	2
Net cash used in investing activities	$(2,519)	$(3,229)	$(3,706)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$-	$400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600
Dividend paid to Nationwide Financials Services, Inc.	(550)	-	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	517	160	(714)
Net change in short-term debt	-	(200)	(162)
Derivative liabilities	(56)	65	2
Other cash provided (used)	252	(169)	93
Net cash provided by (used in) financing activities and miscellaneous	$163	$(144)	$219

Net increase (decrease) in cash, cash equivalents and short-term investments	$175	$(95)	$(543)
Cash, cash equivalents and short-term investments at beginning of year	461	556	1,099
Cash, cash equivalents and short-term investments at end of year	$636	$461	$556
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$277	$799	$592

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2021 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2021 and 2020, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2021	2020	2019

Net Income
Statutory Net Income			OH	$811	$487	$629
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	9	-	-
Reserves for indexed annuities	51	4	OH	(20)	-	-
Tax impact	101	4	OH	3	-	-

NAIC SAP				$803	$487	$629

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2021	2020
Surplus
Statutory Capital and Surplus			OH	$9,091	$9,105
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	791	711
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(810)	(523)
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	13	-
Reserves for indexed annuities	51	3,4	OH	(22)	-
Tax impact	101	2,4	OH	2	-
Subsidiary Valuation - NLAIC	51,86,101	2	OH	274	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,272	$9,226

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for pension risk transfer (“PRT”) products have been established in accordance with the CARVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $2.6 billion, $2.3 billion and $2.2 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2021, 2020 and 2019, respectively. The Company guaranteed after-tax benefits to the third-party investors through periods ending in 2038. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.5 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2021 and 2020, and 50% of the number of life insurance policies in force in 2021 and 2020. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2021 and 2020.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses to in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. In response to the COVID-19 pandemic, governments have enacted various measures to reduce the spread of the virus. The COVID-19 pandemic conditions have created financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. None of the aforementioned items have had a material impact on the overall financial condition of the Company. While many of the government-imposed measures have eased in 2021, the extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through March 18 2022, the date the statutory financial statements were issued.

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, the operations of HLIC merged with and into NLAIC, with NLAIC continuing as the surviving entity. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,815	$29,445
Supplemental contracts with life contingencies, net	15	16
Deposit-type contracts	3,799	3,282
Subtotal	$33,629	$32,743
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$96,412	$88,378
Other contract deposit funds	20	16
Subtotal	$96,432	$88,394
Total annuity actuarial reserves and deposit fund liabilities, net	$130,061	$121,137

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Life Insurance, net	$8,986	$8,400
Accidental death benefits, net	1	1
Disability - active lives, net	13	12
Disability - disabled lives, net	51	51
Miscellaneous reserves, net	29	26
Subtotal	$9,080	$8,490
Separate accounts annual statement:
Life insurance[1]	$27,788	$24,884
Miscellaneous reserves	6	9
Subtotal	$27,794	$24,893
Total life actuarial reserves, net	$36,874	$33,383
1

In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life. In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of 302 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2021:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	109
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B /P / U	55
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	24
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	27
K&K Insurance Group, Inc.	35-1003799	Not Exclusive	Accident & health	C / CA / B / P / U	12
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	12
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	22
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	4
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	24
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	78
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	5
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	61
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	10
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2021		December 31, 2020
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$79,416	$-	$71,875	$-
Group annuities	18,091	-	17,550	-
Life insurance	27,865	-	24,982	-
Total	$125,372	$-	$114,407	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$-	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$-	$2,368	$146	$121,404	$123,918
Amortized cost	-	308	-	-	308
Total reserves	$-	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$-	$2,368	$146	$-	$2,514
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	-	308	-	9	317
Subtotal	$-	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	-	88	88
Total reserves[1]	$-	$2,676	$146	$121,404	$124,226
1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288

1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2021	2020	2019
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,309	$5,809	$6,142
Transfers from separate accounts	(10,860)	(8,921)	(9,470)
Net transfers from separate accounts	$(2,551)	$(3,112)	$(3,328)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(552)	(337)	(321)
Fees not included in general account transfers	68	(67)	(68)
Other miscellaneous adjustments not included in the general account balance	33	(28)	(30)
Transfers as reported in the statutory statements of operations	$(3,002)	$(3,544)	$(3,747)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517

December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

1

Excludes affiliated common stocks with a carrying value of $2.7 billion and $2.6 billion as of December 31, 2021 and 2020, respectively. Affiliated common stocks include investment in NLAIC and JNF of $2.6 billion and $186 million as of December 31, 2021, respectively, and $2.4 billion and $180 million as of December 31, 2020, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2021. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,376	$1,398
Due after one year through five years	7,602	8,013
Due after five years through ten years	9,671	10,182
Due after ten years	13,317	15,531
Total bonds excluding loan-backed and structured securities	$31,966	$35,124
Loan-backed and structured securities	5,965	6,118
Total bonds	$37,931	$41,242

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

December 31, 2020
Bonds:
U.S. Government	$-	$-	$-	$-	$-	$-
States, territories and possessions	1	-	-	-	1	-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	$21	$4	$-	$-	$21	$4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total unaffiliated stocks	$30	$4	$-	$-	$30	4
Total bonds and unaffiliated stocks	$2,135	$46	$1,278	$61	$3,413	$107

As of December 31, 2021, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Amortized cost:
Loans with non-specific reserves	$8,219	$7,819
Loans with specific reserves	9	12
Total amortized cost	$8,228	$7,831
Valuation allowance:
Non-specific reserves	$42	$45
Specific reserves	1	3
Total valuation allowance[1]	$43	$48
Mortgage loans, net of allowance	$8,185	$7,783

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2021, 2020, and 2019 were immaterial.

As of December 31, 2021 and 2020, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	2.22	0.90	2.21
Weighted average LTV ratio	58%	94%	59%	59%	78%	59%

December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

1	Excludes $87 million and $85 million of commercial mortgage loans that were under development as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company has a diversified mortgage loan portfolio with no more than 24%, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2021 were 4.1% and 1.9%, respectively, and for those originated or acquired during 2020 were 4.3% and 1.9%, respectively. As of December 31, 2021 and 2020, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2021 and 2020, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $547 million and $244 million as of December 31, 2021 and 2020, respectively. The Company held $170 million and $101 million of cash collateral on securities lending as of December 31, 2021 and 2020, respectively. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $173 million and $103 million as of December 31, 2021 and 2020, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $388 million and $148 million of non-cash collateral on securities lending as of December 31, 2021 and 2020, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Bonds	$1,417	$1,419	$1,408
Mortgage loans	358	339	353
Other invested assets	499	384	225
Policy loans	43	43	45
Derivative instruments[1]	31	25	23
Other	12	16	28
Gross investment income	$2,360	$2,226	$2,082
Investment expenses	(129)	(119)	(108)
Net investment income	$2,231	$2,107	$1,974

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

There was no investment income due and accrued that was nonadmitted as of December 31, 2021 and 2020.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2021	2020	2019
Gross gains on sales	$106	$36	$71
Gross losses on sales	(32)	(42)	(21)
Net realized gains (losses) on sales	$74	$(6)	$50
Net realized derivative losses[1]	(679)	(521)	(515)
Other-than-temporary impairments	(4)	(78)	(5)
Total net realized losses	$(609)	$ (605)	$(470)
Tax expense (benefit) on net losses	59	(26)	7
Net realized capital losses, net of tax	$(668)	$(579)	$(477)
Less: Realized losses transferred to the IMR	15	(4)	-
Net realized capital losses, net of tax and transfers to the IMR	$(683)	$(575)	$(477)

1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2021 and 2020.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $793 million and $483 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, there were $89 million and $21 million of commitments to purchase private placement bonds and $0 and $114 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2021 and 2020, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1

December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total derivatives¹	$4,873	$(37)	$75	$(50)	$(1)
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Of the $102 million and $75 million of fair value of derivative assets as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company received $92 million and $35 million of cash collateral and $17 million and $22 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Of the $13 million and $50 million of fair value of derivative liabilities as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company posted $0 and $28 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $171 million and $280 million as of December 31, 2021 and 2020, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2021	2020	2019	2021	2020	2019
Options	$-	$-	$3	$-	$(1)	$4
Cross currency swaps	1	4	(1)	69	(102)	(13)
Futures	(680)	(525)	(517)	27	1	(169)
Total	$(679)	$(521)	$(515)	$96	$(102)	$(178)

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In operations	-	-	-	-	-
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	$56

Preferred stocks unaffiliated transfers into Level 3 are primarily related to the Company’s adoption of SSAP No. 32R. Refer to Note 2 for more information.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	60

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2021
Assets:
Bonds[1,2,3]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

December 31, 2020
Assets:
Bonds[3]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$2,097	$2,097	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$2,097	$2,145	$2,162

1

The Company changed pricing services for certain investments in 2021 resulting in the Company applying a practical expedient within SSAP No. 100, Fair Value, that resulted in those investments being classified in Level 2.

2	The Company changed to a pricing service for certain investments in 2021. The service incorporates a proprietary input which resulted in these investments being classified in Level 3.
3	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2021	2020	Change
Adjusted gross deferred tax assets	$789	$786	$3
Total deferred tax liabilities	(88)	(103)	15
Net deferred tax assets	$701	$683	$18
Less: Tax effect of unrealized gains			(30)
Less: Prior period adjustment			(2)
Change in deferred income tax			$50

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2021 and 2020, the threshold limitation for adjusted capital and surplus was $1.3 billion.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion as of December 31, 2021 and 2020. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,125% and 1,176% as of December 31, 2021 and 2020, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2021 and 2020.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2021	2020	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$90	$108	$(18)
Investments	128	116	12
Deferred acquisition costs	214	202	12
Policyholders’ dividends accumulation	4	5	(1)
Compensation and benefits accrual	11	10	1
Tax credit carry-forward	299	316	(17)
Other	13	13	-
Subtotal	$759	$770	$(11)
Nonadmitted	(71)	(41)	(30)
Admitted ordinary deferred tax assets	$688	$729	$(41)
Capital:
Investments	30	16	14
Subtotal	$30	$16	$14
Nonadmitted	(12)	-	(12)
Admitted capital deferred tax assets	$18	$16	$2
Admitted deferred tax assets	$706	$745	$(39)

Deferred tax liabilities
Ordinary:
Investments	$(12)	$(2)	$(10)
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(38)	(57)	19
Deferred acquisition costs	(14)	(28)	14
Marketing allowance and trail commission	(10)	-	(10)
Other	(1)	(1)	-
Subtotal	$(81)	$(94)	$13
Capital:
Investments	(7)	(9)	2
Subtotal	$(7)	$(9)	$2
Deferred tax liabilities	$(88)	$(103)	$15
Net deferred tax assets	$618	$642	$(24)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Current income tax (benefit) expense	$50	$(22)	$(66)
Change in deferred income tax (without tax on unrealized gains and losses)	(50)	(41)	29
Total income tax (benefit) reported	$-	$(63)	$(37)

Income before income and capital gains taxes	$861	$465	$563
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$181	$98	$118
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(137)	(117)	(101)
Change in tax reserves	-	16	-
Tax credits	(47)	(48)	(53)
Loss carryback rate differential	-	(10)	-
Other	3	(2)	(1)
Total income tax (benefit) reported	$-	$(63)	$(37)

The Company incurred $10 million in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2021:

(in millions)	Amount	Origination	Expiration
Business credits	$15	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$27	2021	2041

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The Company participated in a commercial paper program with a limit of $750 million, which was terminated in 2021. There were no amounts outstanding under the program as of December 31, 2020.

As of December 31, 2020, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired in March 2021. As of December 31, 2020, the Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expired February 4, 2022, that allowed the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities. As of December 31, 2021, the Company had $3.6 billion in eligible collateral and no amounts outstanding under the agreement. In February 2022, this agreement was extended through February 3, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2021 and 2020.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2021 and 2020.

The amount of interest paid on short-term debt was immaterial in 2021, 2020 and 2019.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $25 million and $30 million in membership stock as of December 31, 2021 and 2020, respectively. As part of the agreement, the Company purchased and held an additional $118 million and $58 million in activity stock as of December 31, 2021 and 2020, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.7 billion and $2.1 billion as of December 31, 2021 and 2020, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $3.1 billion (1.7 % of total admitted assets) as of December 31, 2021 and $2.4 billion (1.5% of total admitted assets) as of December 31, 2020, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2021
12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2021, 2020 and 2019 included premiums of $607 million, $627 million and $529 million, respectively, benefits and claims, net of third party reinsurance recoveries of $8 million, $23 million, and $17 million respectively, net investment earnings on funds withheld assets of $40 million, $49 million and $33 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2021 and 2020, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.1 billion and $965 million, respectively, which consists of bonds and cash equivalents that had a carrying value of $954 million and $856 million, respectively, and mortgage loans that had a carrying value of $98 million and $108 million, respectively. As of December 31, 2021 and 2020, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $50 million and $65 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $204 million and $402 million as of as of December 31, 2021 and December 31, 2020, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $281 million and $279 million for the years ended December 31, 2021, 2020 and 2019, respectively, while benefits, claims and expenses ceded were $257 million, $260 million and $273 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2021, 2020 and 2019 and include premiums of $10 million, $12 million and $14 million, respectively, net investment income of $42 million, $46 million and $49 million, respectively, and benefits, claims and other expenses of $147 million, $171 million and $251 million, respectively. The reserve adjustment for 2021, 2020 and 2019 of $(151) million, $(172) million and $(246) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $985 million and $1.1 billion as of December 31, 2021 and 2020, respectively, and amounts payable related to this agreement were $8 million for the years ended December 31, 2021 and 2020.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $35 million and $37 million as of December 31, 2021 and 2020, respectively. Total premiums assumed under this treaty were $12 million, $8 million and $11 million during 2021, 2020 and 2019, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $155 million and $158 million as of December 31, 2021 and 2020, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2021 and 2020 were $382 million and $420 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2021. Total reserve credits taken on these contracts as of December 31, 2021 and 2020 totaled $96 million and $100 million for each year, from SBL, $32 million and $44 million, respectively, from SGLAR and $29 million and $36 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC and NSC totaling $288 million, $281 million and $220 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.8 billion, $3.7 billion and $3.5 billion as of December 31, 2021, 2020 and 2019, respectively. Total revenues from these contracts were $121 million, $122 million and $120 million for the years ended December 31, 2021, 2020 and 2019, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $113 million, $115 million and $112 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC of $12 million, $13 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $2 million, and $2 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2021, 2020 and 2019, customer allocations to NFG funds totaled $76.8 billion, $69.2 billion and $66.8 billion, respectively. For the years ended December 31, 2021, 2020 and 2019, NFG paid the Company $265 million, $229 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $509 million and $551 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, amounts on deposit with NCMC were comprised of $483 million and $547 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2021, 2020 and 2019 was $74 million, $69 million and $71 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to July 2041. As of December 31, 2021 and 2020, the Company had mortgage loans outstanding of $358 million and $414 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2021 and 2020, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2021 and 2020, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2021, 2020 and 2019 were immaterial.

During 2019, the Company received capital contributions of $600 million from NFS. In March 2022, the Company received a capital contribution of $50 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2021, 2020 and 2019, the Company paid capital contributions of $400 million, $500 million and $400 million, respectively, to NLAIC. During 2022, the Company paid additional capital contributions totaling $100 million to NLAIC through the subsequent event date.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2021 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively.

During 2021 and 2020 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income as of December 31, 2020. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC, an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $71 million and $90 million as of December 31, 2021 and 2020, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2021 and 2020 were approximately $7 million and $8 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. No dividends were paid by the Company to NFS for the years ended December 31, 2020 and 2019. The Company’s statutory capital and surplus as of December 31, 2021, was $9.1 billion and statutory net income for 2021 was $811 million. As of January 1, 2022, the Company has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2021:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	117	139	117
	Obligations of states and political subdivisions	3,506	4,089	3,506
	Foreign governments	197	200	197
	Public utilities	3,722	4,037	3,715
	All other corporate, mortgage-backed and asset-backed securities	30,420	32,776	30,394
	Total fixed maturity securities	$37,964	$41,243	$37,931
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	56	59	59
	Industrial, miscellaneous and all other	168	167	167
	Nonredeemable preferred stocks	45	50	50
	Total equity securities[1]	$269	$276	$276
	Mortgage loans[2]	8,229		8,185
	Short-term investments	636		636
	Policy loans	914		913
	Other long-term investments[3]	1,323		1,324
	Total invested assets	$49,335		$49,265
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.7 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $134 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2021, 2020 and 2019 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176

Total		$42,499			$12,664

2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637

2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169

Total	$2,231	$17,999		$439

2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV    Reinsurance

As of December 31, 2021, 2020 and 2019 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)		1
Total	$2,069	$(584)	$12	$1,497

2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2021, 2020 and 2019:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 27. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.
d)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.
e)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.
f)	Depositor's Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)	Not Applicable.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm

8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm

23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm

38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)	Service Agreement with ALPS Advisor, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Variable Investment Trust, as amended, dated October 10, 2013 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i32.htm. Portions of this exhibit have been redacted.
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
4)	Business Agreement with American Funds Insurance Series, as amended, dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
5)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
6)	Administrative Service Agreement with Columbia Funds Variable Series Trust II, dated December 7, 2015 with the registration statement under 333-177439, post-effective amendment number 34 filed on April 29, 2021 as document d103290dex99i4.htm. Portions of this exhibit have been redacted.
7)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
8)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
9)	Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm

10)	Dealer Agreement with Federated Securities Corp., as amended dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
11)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
12)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
13)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
14)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
15)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
16)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
17)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
18)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
19)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
20)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
21)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
22)	Administrative Services Agreement with Lincoln Investment Advisors Corporation, as amended dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasa.htm
23)	Distribution Services Agreement with Lincoln Financial Distributors, Inc., as amended dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasab.htm
24)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
25)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
26)	(MainStay) Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC (Mainstay), as amended, dated May 1, 2016 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i37.htm. Portions of this exhibit have been redacted.

27)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
28)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
29)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
30)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
31)	Fund Participation Agreement with Neuberger Berman Management Inc., as amended dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13htm
32)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
33)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
34)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
35)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
36)	Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
37)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
38)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
39)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
40)	Fund Administrative Services Agreement with Gemini Fund Services, LLC, Mutual Fund and Variable Insurance Trust, and Rational Advisors, Inc. as amended dated January 25, 2019 with the registration statement under 333-258296, pre-effective amendment number 2 filed on December 17, 2021 as document d259685dex99i40.htm. Portions of this exhibit have been redacted.
The following administrative contract is attached hereto.
41)	Administrative Service Agreement with VP Distributors, LLC (Virtus) dated October 1, 2018, as amended. Portions of this exhibit have been redacted.
j)	Not Applicable.

k)	Opinion of Counsel – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
l)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)	Not Applicable.
n)	Not Applicable.
o)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Information Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Investment Management Group	Spangler, Michael S.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.

Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Assistant Treasurer	Conner, David A.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Treasurer	Roswell, Ewan T.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Assistant Secretary	Hinze, Keith W.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2022.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 26, 2022.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact